                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                     July 31
                             -----------------------
                             Date of Fiscal Year End

                                  July 31, 2004
                            ------------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                     July 31
                             -----------------------
                             Date of Fiscal Year End

                                  July 31, 2004
                            ------------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                     July 31
                             -----------------------
                             Date of Fiscal Year End

                                  July 31, 2004
                            ------------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                     July 31
                             -----------------------
                             Date of Fiscal Year End

                                  July 31, 2004
                            ------------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                     July 31
                             -----------------------
                             Date of Fiscal Year End

                                  July 31, 2004
                            ------------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                     July 31
                             -----------------------
                             Date of Fiscal Year End

                                  July 31, 2004
                            ------------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                     July 31
                             -----------------------
                             Date of Fiscal Year End

                                  July 31, 2004
                            ------------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

[GRAPHIC]

ANNUAL REPORT JULY 31, 2004

[GRAPHIC]

EATON VANCE MUNICIPALS TRUST

ARIZONA

COLORADO

CONNECTICUT

MICHIGAN

MINNESOTA

NEW JERSEY

PENNSYLVANIA

[GRAPHIC]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Each Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. Each Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPALS FUNDS as of July 31, 2004

TABLE OF CONTENTS

President's Letter to Shareholders                                             2

Market Recap                                                                   3

Fund Investment Updates
                     Arizona                                                   4
                     Colorado                                                  6
                     Connecticut                                               8
                     Michigan                                                 10
                     Minnesota                                                12
                     New Jersey                                               14
                     Pennsylvania                                             16

Disclosure of Fund Expenses                                                   18

Financial Statements                                                          21

Management and Organization                                                   90

EATON VANCE MUNICIPALS FUNDS as of July 31, 2004

LETTER TO SHARE HOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

The municipal bond market consists of a broad array of bond issues, with widely varying features and performance characteristics that may make them appropriate for a specific investment scenario. In this edition of our continuing educational series, we will feature zero coupon bonds - a variety of bond that has seen increasing use by investors over the past 20 years - and discuss why they can provide flexibility in managing a bond portfolio.

THE 1980'S BROUGHT NEW VARIATIONS TO THE BOND MARKET...
Any discussion of zero coupon bonds should start with the term "coupon." Traditionally, bonds were issued in certificate form, with interest coupons attached, which the owner would clip and present for payment. The coupon rate indicates the rate of annual interest the issuer pays to the bondholder. For example, a $1,000 bond with a 5% coupon makes two semiannual interest payments of $25 each.

Today, most bonds are issued as "book-entry bonds," registered in the owner's name on the books of the issuer, but not delivered in certificate form. That change has not only replaced the antiquated coupon-clipping system, but also encouraged the development of new types of bonds - including zero coupon bonds, introduced in 1982.

ZERO-COUPONS: NO INTEREST PAYMENTS, BUT A PREDICTABLE LUMP-SUM PAYMENT AT MATURITY...
Zero coupon bonds do not have coupons attached and do not make regular interest payments. Instead, they are issued at a discount, usually well below par, or face value. As with coupon bonds, the bondholder receives face value if the bond is held to its maturity date. Over time - from its issuance to its maturity - zero coupon bonds accrete to par, meaning that their price appreciates over time to reflect the accrual of "imputed" compound interest. An investor holding a zero coupon bond to maturity receives a lump sum payment from the issuer for face value reflecting the initial investment plus interest that has accrued. Although zero coupon bonds do not pay any interest until they mature, the accrual of "imputed" compound interest is recognized currently. Mutual funds are required to distribute substantially all of their income (including accrued income) annually. A fund may therefore be required to sell securities to obtain cash needed for income distributions.

ZERO COUPON BONDS PROVIDE PORTFOLIO MANAGERS ADDITIONAL FLEXIBILITY...
For a portfolio manager, zero coupons can play a useful strategic role. Like other bonds, zero coupon bond prices are affected by market conditions, changes in an issuer's underlying fundamentals and fluctuations in interest rates. Because they pay no coupon or periodic interest payments, they typically display more price sensitivity than other bonds in response to changes in interest rates. Therefore, zero coupon bonds can provide more appreciation potential in a declining interest rate environment. Of course, zero coupons display increased DOWNSIDE volatility in the event of an INCREASE in interest rates.

Some zero coupon bonds start out as coupon-bearing bonds, which are then deposited with a trustee and subsequently "stripped" of their coupons. New securities are then created from principal and coupon payments. This allows an investor to choose a maturity to match the time when funds will be needed. Moreover, because of their many permutations, zero coupon bonds can help balance income-oriented bonds with performance-oriented zero coupons, providing more versatility in managing a municipal portfolio.

                                            Sincerely,


                                            /s/ Thomas J. Fetter
                                            Thomas J. Fetter
                                            President
                                            September 20, 2004

FORMERLY, EACH OF THE FUNDS INVESTED ITS ASSETS IN A CORRESPONDING INVESTMENT COMPANY (REFERRED TO AS A PORTFOLIO) THAT HAD THE SAME INVESTMENT OBJECTIVE AND POLICIES AS EACH FUND. EFFECTIVE SEPTEMBER 17, 2004, EACH FUND BEGAN TO INVEST ITS ASSETS DIRECTLY IN SECURITIES. EACH FUND'S INVESTMENT OBJECTIVE AND OTHER INVESTMENT POLICIES REMAIN UNCHANGED. IN ADDITION, BOSTON MANAGEMENT AND RESEARCH, THE INVESTMENT ADVISER TO THE PORTFOLIOS, ACTS AS INVESTMENT ADVISER TO EACH FUND. THE INVESTMENT ADVISORY FEE PAID REMAINS UNCHANGED. THERE HAVE BEEN SEVERAL INVESTMENT MANAGEMENT PERSONNEL CHANGES, AS DETAILED ON THE MANAGEMENT UPDATE PORTIONS OF THE REPORT.


MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE MUNICIPALS FUNDS as of July 31, 2004

MARKET RECAP

The U.S. economy improved in the year ended July 31, 2004, albeit at an uneven pace. Consumer spending moderated somewhat in response to ongoing concerns over the war on terror, sharply higher energy costs and an increasingly perplexing job market. With signs of rising inflation, the bond markets gave back some of their gains from 2003.

A MIXED PICTURE IN THE ECONOMY, ALTHOUGH SOME SECTORS REMAINED RELATIVELY STRONG...

The nation's Gross Domestic Product grew by 2.8% in the second quarter of 2004, following a 4.5% rise in the first quarter. Growth moderated in some key areas of the economy. Retail sales slowed, with auto sales particularly disappointing. Travel and tourism remained strong. Recent construction trends continued; residential building expanded, while commercial activity lagged. Interestingly, manufacturing activity demonstrated increases, extending a trend spotted earlier in 2004. Steel production reflected robust demand. The overall strength of the manufacturing sector was confirmed by spot shortages and longer lead times for some manufactured goods.

HAVING STRENGTHENED EARLIER IN THE YEAR, JOB GROWTH SLOWED IN JULY...
Job growth has been a key focus of economists and analysts looking for a key to the economy's direction. While monthly labor data can be quite volatile, trends in the first half of the year showed signs of new momentum in job creation. The nation's unemployment rate fell to 5.5% in July 2004, down from 6.2% a year earlier. The economy registered job gains in technology, apparel, finance, construction and manufacturing.

INTEREST RATES MOVED HIGHER, AS THE FEDERAL RESERVE PROMISED TO BATTLE INFLATION...
Inflation re-emerged as a concern to investors and to the Federal Reserve. Oil prices surged above $45 a barrel, pushing prices higher for gasoline, petrochemicals and a wide range of oil-derivatives. Cost pressures were evident for other production components, as well, including steel, and cement. Some farm prices - including beef, chicken, and milk - also posted price hikes. The Federal Reserve continued to monitor inflation and employment closely and - after holding its benchmark Federal Funds rate steady for more than a year - raised short-term rates by 25 basis points on June 30, 2004, and again on August 10, 2004.

[CHART]

   Municipal bonds yield 98% of Treasury yields

30-Year AAA-rated General Obligation (GO) Bonds*                            5.09%

Taxable equivalent yield in 35.0% tax bracket                               7.83%

30-Year Treasury bond                                                       5.18%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Funds' yields. Statistics as of July 31, 2004.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

Following the robust gains of last year, the municipal bond market - like the Treasury market - turned in a weak performance in the second half of the one-year period ended July 31, 2004. Ten-year Treasury bond yields - which were around 4.14% at January 31, 2004 - rose to 4.44% by June 30, 2004, while 10-year municipal yields rose to 4.01%. Although the Lehman Brothers Municipal Bond Index had a strong total one-year return of 5.79% for the period ended July 31, 2004, most of the gains were in the first half. The Index barely managed to tread water during the second half; for the six months ended July 31, 2004, the Index posted a total return of 0.06%, amid rising concerns over inflation and a less accommodative monetary policy.*

   *It is not possible to invest directly in an Index.


THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE ARIZONA MUNICIPALS FUND as of July 31, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- Strengthening employment numbers in Arizona through the first quarter of 2004 placed it third among U.S. states in job growth, with an increase of 2.2%. New jobs in construction, retail trade and services offset job losses in information, manufacturing, and wholesale trade. Real estate indicators remained ahead of pre-recession levels, with low office, industrial and multifamily vacancy rates, and strong home sale and construction activity.

- Escrowed/prerefunded bonds were the Portfolio's largest sector weighting at July 31, 2004. Escrowed bonds are either pre-refunded to their call dates or escrowed to maturity, and provide excellent income. Because they are backed by Treasury bonds, escrowed bonds are considered to be of the highest quality.

- Insured* hospital bonds constituted the Portfolio's second largest sector weighting at July 31, 2004. In a highly competitive, managed-care environment, management continued to focus on institutions we believe have sound financial foundations, experienced management and solid marketing strategies.

- Insured* transportation bonds remained a large commitment for the Portfolio. The Portfolio maintained holdings issued for the Phoenix airport and for Tuscon Street and Highway Revenue, as well as selected Puerto Rico highway issues.

- Effective September 13, 2004, Craig Brandon assumed management responsibilities for the Portfolio. A vice president of Eaton Vance Management and Boston Research and Management, Mr. Brandon joined Eaton Vance in 1998, and has since worked as a municipal bond credit analyst. Prior to joining Eaton Vance, he was a state budget and capital finance analyst for the New York State Assembly.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

THE FUND

- During the year ended July 31, 2004, the Fund's Class A and Class B shares had total returns of 6.15% and 5.38%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.65 on July 31, 2004 from $9.55 on July 31, 2003, and the reinvestment of $0.481 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.73 from $10.62, and the reinvestment of $0.456 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on July 31, 2004 of $9.65 per share for Class A and $10.73 per share for Class B, the Fund's distribution rates were 4.97% and 4.24%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.05% and 6.87%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2004 were 4.02% and 3.48%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.51% and 5.64%, respectively.(4)

- For comparison, the Lehman Brothers Municipal Bond Index had a total return of 5.79% for the year ended July 31, 2004.(6)


  (1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

  (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.

  (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

  (4) TAXABLE-EQUIVALENT RATES ASSUME A MAXIMUM 38.28% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

  (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

  (6) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.96% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2004 is designated as an exempt-interest dividend.

[CHART]

RATING DISTRIBUTION**

AAA                      65.1%
AA                       11.9%
A                         5.6%
BBB                       3.1%
BB                        1.0%
CCC                       0.8%
Non-Rated                12.5%

PORTFOLIO STATISTICS**

- Number of Issues:                    57
- Average Maturity:                    17.3 years
- Average Rating:                      AA
- Average Call:                        6.9 years
- Average Dollar Price:                $97.86

** PORTFOLIO STATISTICS AND RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS.

EATON VANCE ARIZONA MUNICIPALS FUND as of July 31, 2004

PERFORMANCE

FUND INFORMATION
as of July 31, 2004

PERFORMANCE(1)                                                               CLASS A   CLASS B
----------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                        6.15%     5.38%
Five Years                                                                      4.76      3.99
Ten Years                                                                       5.47      4.86
Life of Fund+                                                                   4.82      5.63

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                        1.07%     0.38%
Five Years                                                                      3.75      3.65
Ten Years                                                                       4.96      4.86
Life of Fund+                                                                   4.34      5.63

+Inception date: Class A: 12/13/93; Class B: 7/25/91

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE ARIZONA MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

  July 31, 1994 - July 31, 2004

               EATON VANCE       LEHMAN BROTHERS
           ARIZONA MUNICIPALS    MUNICIPAL BOND
              FUND, CLASS B          INDEX
------------------------------------------------
 7/31/1994         10000             10,000
 8/31/1994       10027.3             10,035
 9/30/1994       9831.33              9,887
10/31/1994       9547.76              9,712
11/30/1994       9279.37              9,536
12/31/1994       9574.48              9,746
 1/31/1995       9962.68             10,025
 2/28/1995       10339.1             10,316
 3/31/1995       10447.1             10,435
 4/30/1995       10441.1             10,447
 5/31/1995       10789.8             10,780
 6/30/1995       10610.6             10,686
 7/31/1995       10663.9             10,787
 8/31/1995       10795.8             10,924
 9/30/1995       10848.4             10,993
10/31/1995       11044.3             11,153
11/30/1995       11301.7             11,338
12/31/1995       11446.8             11,447
 1/31/1996       11511.4             11,534
 2/29/1996       11377.9             11,456
 3/31/1996       11169.5             11,309
 4/30/1996       11119.4             11,277
 5/31/1996       11098.7             11,273
 6/30/1996       11218.9             11,396
 7/31/1996       11321.9             11,499
 8/31/1996       11322.5             11,496
 9/30/1996       11495.4             11,657
10/31/1996         11590             11,789
11/30/1996       11773.9             12,005
12/31/1996       11721.4             11,954
 1/31/1997       11732.2             11,977
 2/28/1997       11867.6             12,087
 3/31/1997       11710.4             11,925
 4/30/1997       11829.3             12,025
 5/31/1997       11993.7             12,206
 6/30/1997       12106.2             12,336
 7/31/1997       12436.7             12,678
 8/31/1997       12327.6             12,559
 9/30/1997         12463             12,708
10/31/1997       12530.6             12,790
11/30/1997       12591.6             12,865
12/31/1997       12769.1             13,053
 1/31/1998       12996.8             13,188
 2/28/1998       13012.8             13,192
 3/31/1998       13019.9             13,203
 4/30/1998       12917.1             13,144
 5/31/1998       13100.8             13,352
 6/30/1998       13113.9             13,404
 7/31/1998       13125.8             13,438
 8/31/1998       13304.7             13,646
 9/30/1998         13420             13,816
10/31/1998       13384.1             13,815
11/30/1998       13433.5             13,864
12/31/1998       13442.9             13,899
 1/31/1999       13585.4             14,064
 2/28/1999         13505             14,003
 3/31/1999       13499.6             14,022
 4/30/1999         13548             14,057
 5/31/1999       13466.9             13,975
 6/30/1999       13212.6             13,774
 7/31/1999       13223.7             13,825
 8/31/1999       13009.1             13,714
 9/30/1999       12935.4             13,719
10/31/1999         12618             13,571
11/30/1999       12716.1             13,715
12/31/1999       12542.7             13,613
 1/31/2000       12424.4             13,554
 2/29/2000       12642.7             13,711
 3/31/2000       12987.8             14,011
 4/30/2000       12853.8             13,928
 5/31/2000         12712             13,855
 6/30/2000       13101.6             14,223
 7/31/2000       13330.5             14,420
 8/31/2000       13555.4             14,643
 9/30/2000       13428.4             14,567
10/31/2000       13581.8             14,725
11/30/2000       13644.6             14,837
12/31/2000       14067.1             15,203
 1/31/2001       14120.2             15,354
 2/28/2001       14002.5             15,403
 3/31/2001       14062.7             15,541
 4/30/2001       13737.4             15,372
 5/31/2001       13876.2             15,538
 6/30/2001       14005.5             15,642
 7/31/2001         14228             15,874
 8/31/2001         14423             16,135
 9/30/2001       14266.4             16,081
10/31/2001       14404.4             16,264
11/30/2001       14241.7             16,135
12/31/2001       14081.4             15,983
 1/31/2002       14277.6             16,260
 2/28/2002       14478.5             16,456
 3/31/2002       14187.1             16,133
 4/30/2002       14484.4             16,449
 5/31/2002       14549.6             16,549
 6/30/2002       14701.7             16,724
 7/31/2002       14928.3             16,939
 8/31/2002         15078             17,142
 9/30/2002       15451.7             17,518
10/31/2002       15112.6             17,227
11/30/2002         14985             17,156
12/31/2002       15319.2             17,518
 1/31/2003       15231.3             17,473
 2/28/2003       15474.4             17,718
 3/31/2003       15451.1             17,728
 4/30/2003       15587.8             17,845
 5/31/2003       15854.3             18,263
 6/30/2003       15767.5             18,186
 7/31/2003       15259.2             17,549
 8/31/2003       15372.4             17,680
 9/30/2003       15760.2             18,200
10/31/2003       15742.4             18,108
11/30/2003       15947.5             18,297
12/31/2003       16042.4             18,449
 1/31/2004       16054.3             18,554
 2/29/2004       16290.8             18,834
 3/31/2004       16136.6             18,768
 4/30/2004         15820             18,323
 5/31/2004       15805.4             18,257
 6/30/2004       15889.1             18,323
 7/31/2004       16079.2             18,565

* SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 7/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,038 ON JULY 31, 2004; $16,226, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE COLORADO MUNICIPALS FUND as of July 31, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT DISCUSSION

- The economy of Colorado showed signs of reviving in the first half of 2004. The state received a boost from higher employment numbers, improving tourism activity, and increasing residential and non-residential real estate construction. The state's jobless rate was 5.1% for July 2004, down from 6.1% a year ago.

- Insured* transportation bonds were the Portfolio's largest sector weighting at July 31, 2004. The Portfolio's investments included bonds for the Colorado Public Highway Authority, as well as selected issues for Puerto Rico's highway and transportation authority.

- Hospital bonds constituted the Portfolio's second largest sector weighting at July 31, 2004. In a highly competitive, managed-care environment, management continued to focus on institutions we believe have sound financial foundations, experienced management and solid marketing strategies.

- Insured general obligation bonds* (GOs) represented a significant investment for the Portfolio's at July 31, 2004. GOs are often accorded a high credit quality rating, as they are backed by the full faith and credit of the issuer, as represented by the unlimited taxing power of the jurisdiction. With the state and local communities slowly emerging from a recession, GOs provided quality and an added measure of security in a difficult economic climate.

  * Private insurance does not decrease the risk of loss of principal associated with this investment.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 97.32% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2004 is designated as an exempt-interest dividend.

THE FUND

- During the year ended July 31, 2004, the Fund's Class A and Class B shares had total returns of 6.33% and 5.53%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.57 on July 31, 2004 from $9.44 on July 31, 2003, and the reinvestment of $0.462 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.42 from $10.28, and the reinvestment of $0.424 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on July 31, 2004 of $9.57 per share for Class A and $10.42 per share for Class B, the Fund's distribution rates were 4.81% and 4.05%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.76% and 6.53%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2004 were 4.41% and 3.88%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.11% and 6.26%, respectively.(4)

- For comparison, the Lehman Brothers Municipal Bond Index had a total return of 5.79% for the year ended July 31, 2004.(6)


  (1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

  (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.

  (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

  (4) TAXABLE-EQUIVALENT RATES ASSUME A MAXIMUM 38.28% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

  (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

  (6) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

[CHART]

RATING DISTRIBUTION**

AAA                      63.8%
AA                        7.0%
A                         7.7%
BBB                       9.6%
CCC                       1.1%
Non-Rated                10.8%

PORTFOLIO STATISTICS**

- Number of Issues:                 40
- Average Maturity:                 20.8 years
- Average Rating:                   AA
- Average Call:                     7.8 years
- Average Dollar Price:             $93.96

** PORTFOLIO STATISTICS AND RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE
   PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS.

EATON VANCE COLORADO MUNICIPALS FUND as of July 31, 2004

PERFORMANCE

FUND INFORMATION
as of July 31, 2004

PERFORMANCE(1)                                                               CLASS A   CLASS B
----------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                        6.33%     5.53%
Five Years                                                                      5.22      4.46
Ten Years                                                                       5.73      5.06
Life of Fund+                                                                   4.84      5.14

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                        1.29%     0.53%
Five Years                                                                      4.20      4.13
Ten Years                                                                       5.21      5.06
Life of Fund+                                                                   4.36      5.14

+Inception date: Class A: 12/10/93; Class B: 8/25/92

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
COLORADO MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

  July 31, 1994 - July 31, 2004

             EATON VANCE
              COLORADO        LEHMAN BROTHERS
           MUNICIPALS FUND,    MUNICIPAL BOND
              CLASS B             INDEX
---------------------------------------------
 7/31/1994      10000             10,000
 8/31/1994    10008.2             10,035
 9/30/1994    9814.79              9,887
10/31/1994     9560.8              9,712
11/30/1994    9322.73              9,536
12/31/1994    9578.57              9,746
 1/31/1995    9951.38             10,025
 2/28/1995    10333.2             10,316
 3/31/1995    10403.6             10,435
 4/30/1995    10376.9             10,447
 5/31/1995    10687.6             10,780
 6/30/1995    10501.4             10,686
 7/31/1995    10557.2             10,787
 8/31/1995    10694.7             10,924
 9/30/1995    10738.6             10,993
10/31/1995    10984.9             11,153
11/30/1995    11231.4             11,338
12/31/1995    11360.9             11,447
 1/31/1996    11406.3             11,534
 2/29/1996    11277.8             11,456
 3/31/1996    11082.3             11,309
 4/30/1996    11062.5             11,277
 5/31/1996    11062.7             11,273
 6/30/1996    11165.8             11,396
 7/31/1996    11239.9             11,499
 8/31/1996    11218.2             11,496
 9/30/1996    11387.1             11,657
10/31/1996    11485.6             11,789
11/30/1996    11677.2             12,005
12/31/1996    11644.8             11,954
 1/31/1997    11678.3             11,977
 2/28/1997    11796.8             12,087
 3/31/1997    11666.7             11,925
 4/30/1997    11756.3             12,025
 5/31/1997    11916.3             12,206
 6/30/1997    12137.5             12,336
 7/31/1997    12505.5             12,678
 8/31/1997      12414             12,559
 9/30/1997    12508.3             12,708
10/31/1997    12636.7             12,790
11/30/1997    12699.7             12,865
12/31/1997    12872.7             13,053
 1/31/1998    12979.8             13,188
 2/28/1998    12995.7             13,192
 3/31/1998    13002.5             13,203
 4/30/1998    12918.3             13,144
 5/31/1998    13049.8             13,352
 6/30/1998    13086.8             13,404
 7/31/1998    13098.5             13,438
 8/31/1998    13284.9             13,646
 9/30/1998    13416.9             13,816
10/31/1998    13355.4             13,815
11/30/1998    13407.4             13,864
12/31/1998    13405.2             13,899
 1/31/1999    13517.7             14,064
 2/28/1999    13408.1             14,003
 3/31/1999    13413.8             14,022
 4/30/1999    13488.2             14,057
 5/31/1999    13414.4             13,975
 6/30/1999    13172.1             13,774
 7/31/1999    13169.8             13,825
 8/31/1999    12968.9             13,714
 9/30/1999    12903.3             13,719
10/31/1999    12671.6             13,571
11/30/1999    12786.1             13,715
12/31/1999    12590.8             13,613
 1/31/2000    12362.6             13,554
 2/29/2000    12590.8             13,711
 3/31/2000    12912.8             14,011
 4/30/2000    12797.5             13,928
 5/31/2000      12635             13,855
 6/30/2000    13016.4             14,223
 7/31/2000    13229.2             14,420
 8/31/2000    13451.1             14,643
 9/30/2000    13357.1             14,567
10/31/2000    13530.8             14,725
11/30/2000    13636.4             14,837
12/31/2000    14065.7             15,203
 1/31/2001    14066.4             15,354
 2/28/2001    14159.5             15,403
 3/31/2001    14262.9             15,541
 4/30/2001    13989.1             15,372
 5/31/2001    14189.7             15,538
 6/30/2001      14339             15,642
 7/31/2001    14627.9             15,874
 8/31/2001      14916             16,135
 9/30/2001    14709.1             16,081
10/31/2001    14825.4             16,264
11/30/2001    14667.7             16,135
12/31/2001    14526.4             15,983
 1/31/2002    14717.6             16,260
 2/28/2002    14885.3             16,456
 3/31/2002    14635.1             16,133
 4/30/2002    14846.6             16,449
 5/31/2002    14914.1             16,549
 6/30/2002      15073             16,724
 7/31/2002      15267             16,939
 8/31/2002    15380.1             17,142
 9/30/2002    15713.8             17,518
10/31/2002    15341.8             17,227
11/30/2002    15280.1             17,156
12/31/2002    15630.4             17,518
 1/31/2003    15522.4             17,473
 2/28/2003    15702.9             17,718
 3/31/2003    15677.7             17,728
 4/30/2003    15850.4             17,845
 5/31/2003    16113.5             18,263
 6/30/2003    16078.8             18,186
 7/31/2003    15526.1             17,549
 8/31/2003    15641.5             17,680
 9/30/2003    16030.3             18,200
10/31/2003    16038.6             18,108
11/30/2003    16265.6             18,297
12/31/2003    16361.7             18,449
 1/31/2004    16416.2             18,554
 2/29/2004    16675.3             18,834
 3/31/2004    16554.9             18,768
 4/30/2004    16281.7             18,323
 5/31/2004    16214.9             18,257
 6/30/2004    16220.4             18,323
 7/31/2004    16384.4             18,565

* SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 7/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,451 ON JULY 31, 2004; $16,618, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE CONNECTICUT MUNICIPALS FUND as of July 31, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT DISCUSSION

- Economic conditions in Connecticut were stabilizing at the end of the first quarter of 2004. While no significant new job growth had yet been posted, the unemployment rate held steady at 4.6% in July 2004, a significant improvement from the 5.7% figure from July 2003.

- As part of management's focus on credit quality, the Portfolio maintained its largest investment percentage in insured* general obligation bonds (14.1% of the Portfolio's net assets). These bonds provided a measure of support in an environment of economic recovery, while adding diversification among issues.

- Education and insured* education bonds played a significant role in the Portfolio. Investments included issues for some of the state's most celebrated academic institutions, including Greenwich Academy and Yale University.

- Management remained highly selective with respect to industrial development revenue bonds (IDRs), which accounted for 7.0% of the Portfolio's net assets at July 31, 2004. With economic conditions proving especially challenging for industrial companies, management closely monitored issuers for their revenue outlook and underlying fundamentals. IDRs held by the Portfolio included bonds issued to finance projects for Signature Flight and Wheelabrator Lisbon.

- With interest rates declining, management continued to maintain its efforts to upgrade call protection. With low interest rates prompting refundings, call protection has become increasingly important for municipal investors.

  * Private insurance does not decrease the risk of loss of principal associated with this investment.

THE FUND

- During the year ended July 31, 2004, the Fund's Class A and Class B shares had total returns of 5.34% and 4.55%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.61 on July 31, 2004 from $10.54 on July 31, 2003, and the reinvestment of $0.488 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.56 from $10.49, and the reinvestment of $0.405 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on July 31, 2004 of $10.61 per share for Class A and $10.56 per share for Class B, the Fund's distribution rates were 4.57% and 3.81%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.40% and 6.17%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2004 were 3.93% and 3.38%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.36% and 5.47%, respectively.(4)

- For comparison, the Lehman Brothers Municipal Bond Index had a total return of 5.79% for the year ended July 31, 2004.(6)

  (1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME A MAXIMUM 38.28% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.(5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (6) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 98.67% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2004 is designated as an exempt-interest dividend.

[CHART]

RATING DISTRIBUTION**

AAA                      61.5%
AA                       16.2%
A                         9.5%
BBB                       7.8%
CCC                       0.4%
Non-Rated                 4.6%

PORTFOLIO STATISTICS**

- Number of Issues:                 74
- Average Maturity:                 17.9 years
- Average Rating:                   AA+
- Average Call:                     7.1 years
- Average Dollar Price:             $104.58

** PORTFOLIO STATISTICS AND RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE
   PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS.

EATON VANCE CONNECTICUT MUNICIPALS FUND as of July 31, 2004

PERFORMANCE

FUND INFORMATION
as of July 31, 2004

PERFORMANCE(1)                                                               CLASS A   CLASS B
----------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                        5.34%     4.55%
Five Years                                                                      5.23      4.45
Ten Years                                                                       5.74      4.89
Life of Fund+                                                                   5.84      5.08

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                        0.30%    -0.45%
Five Years                                                                      4.22      4.11
Ten Years                                                                       5.23      4.89
Life of Fund+                                                                   5.34      5.08

+Inception date: Class A: 4/19/94; Class B: 5/1/92

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE CONNECTICUT MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

  July 31, 1994 - July 31, 2004

            EATON VANCE
            CONNECTICUT        LEHMAN BROTHERS
            MUNICIPALS         MUNICIPAL BOND
           FUND, CLASS B           INDEX
----------------------------------------------
 7/31/1994      10000              10,000
 8/31/1994    10007.4              10,035
 9/30/1994    9793.86               9,887
10/31/1994    9509.84               9,712
11/30/1994    9170.64               9,536
12/31/1994    9475.31               9,746
 1/31/1995    9835.38              10,025
 2/28/1995    10173.7              10,316
 3/31/1995    10253.2              10,435
 4/30/1995    10246.4              10,447
 5/31/1995    10523.7              10,780
 6/30/1995    10368.7              10,686
 7/31/1995    10454.8              10,787
 8/31/1995    10611.7              10,924
 9/30/1995    10695.9              10,993
10/31/1995    10854.5              11,153
11/30/1995    11055.3              11,338
12/31/1995    11161.1              11,447
 1/31/1996    11215.1              11,534
 2/29/1996    11096.3              11,456
 3/31/1996    10910.9              11,309
 4/30/1996      10911              11,277
 5/31/1996    10920.3              11,273
 6/30/1996    11020.3              11,396
 7/31/1996    11113.7              11,499
 8/31/1996    11100.9              11,496
 9/30/1996    11255.3              11,657
10/31/1996    11350.9              11,789
11/30/1996    11516.5              12,005
12/31/1996    11470.7              11,954
 1/31/1997    11468.1              11,977
 2/28/1997    11583.1              12,087
 3/31/1997    11462.4              11,925
 4/30/1997    11548.1              12,025
 5/31/1997    11680.9              12,206
 6/30/1997    11805.2              12,336
 7/31/1997    12132.4              12,678
 8/31/1997    12038.4              12,559
 9/30/1997      12163              12,708
10/31/1997    12228.9              12,790
11/30/1997    12287.7              12,865
12/31/1997    12444.3              13,053
 1/31/1998    12558.6              13,188
 2/28/1998    12582.4              13,192
 3/31/1998    12597.9              13,203
 4/30/1998    12534.8              13,144
 5/31/1998    12685.2              13,352
 6/30/1998    12718.4              13,404
 7/31/1998    12738.5              13,438
 8/31/1998    12919.1              13,646
 9/30/1998    13034.2              13,816
10/31/1998    12993.5              13,815
11/30/1998    13040.7              13,864
12/31/1998    13058.9              13,899
 1/31/1999    13202.5              14,064
 2/28/1999    13151.5              14,003
 3/31/1999      13154              14,022
 4/30/1999    13199.1              14,057
 5/31/1999    13134.5              13,975
 6/30/1999    12953.4              13,774
 7/31/1999      12972              13,825
 8/31/1999      12807              13,714
 9/30/1999    12750.7              13,719
10/31/1999    12518.3              13,571
11/30/1999    12601.6              13,715
12/31/1999    12468.6              13,613
 1/31/2000    12366.5              13,554
 2/29/2000      12536              13,711
 3/31/2000    12784.5              14,011
 4/30/2000    12705.2              13,928
 5/31/2000    12593.1              13,855
 6/30/2000    12924.6              14,223
 7/31/2000    13142.1              14,420
 8/31/2000    13355.8              14,643
 9/30/2000    13259.1              14,567
10/31/2000    13385.6              14,725
11/30/2000    13484.7              14,837
12/31/2000    13874.6              15,203
 1/31/2001    13963.8              15,354
 2/28/2001    14037.2              15,403
 3/31/2001    14147.7              15,541
 4/30/2001    13956.6              15,372
 5/31/2001    14150.3              15,538
 6/30/2001    14293.7              15,642
 7/31/2001    14519.1              15,874
 8/31/2001    14743.5              16,135
 9/30/2001    14634.2              16,081
10/31/2001    14760.1              16,264
11/30/2001    14645.5              16,135
12/31/2001    14491.8              15,983
 1/31/2002    14690.8              16,260
 2/28/2002    14852.8              16,456
 3/31/2002    14565.2              16,133
 4/30/2002    14783.8              16,449
 5/31/2002      14834              16,549
 6/30/2002      14945              16,724
 7/31/2002    15118.5              16,939
 8/31/2002    15226.9              17,142
 9/30/2002    15578.9              17,518
10/31/2002    15243.1              17,227
11/30/2002    15166.8              17,156
12/31/2002    15477.8              17,518
 1/31/2003      15414              17,473
 2/28/2003    15631.2              17,718
 3/31/2003      15634              17,728
 4/30/2003    15786.1              17,845
 5/31/2003    16054.8              18,263
 6/30/2003    16004.1              18,186
 7/31/2003    15419.9              17,549
 8/31/2003      15530              17,680
 9/30/2003    15876.5              18,200
10/31/2003    15852.5              18,108
11/30/2003    16055.8              18,297
12/31/2003    16147.1              18,449
 1/31/2004    16167.6              18,554
 2/29/2004    16416.8              18,834
 3/31/2004    16281.7              18,768
 4/30/2004    15954.1              18,323
 5/31/2004      15917              18,257
 6/30/2004    15919.9              18,323
 7/31/2004    16122.4              18,565

* SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 7/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,476 ON JULY 31, 2004; $16,652, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE MICHIGAN MUNICIPALS FUND as of July 31, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT DISCUSSION

- Michigan's jobs picture eased somewhat in the first half of 2004, with unemployment at 6.8% in July 2004, down from 7.5% a year earlier. Still, Michigan's was the third highest unemployment rate in the U.S. for the period, as new jobs were 1.5% lower than a year earlier, decreasing for the thirteenth consecutive quarter in early 2004. Losses were dispersed among most industries; areas posting gains were education and health services, and finance, insurance, and real estate.

- Insured general obligation bonds* (GOs), most of which were issued to benefit school districts throughout the state, represented the Portfolio's largest sector weighting at July 31, 2004. GOs are often accorded a high credit quality rating, as they are backed by the full faith and credit of the issuer, as represented by the unlimited taxing power of the jurisdiction. GOs generally provide an added measure of security in a period of economic recovery.

- Hospital bonds constituted the Portfolio's second largest sector weighting at July 31, 2004. Management remained highly selective with its investments in the competitive sector, diversifying among a range of facilities throughout the state. Management emphasized competitive, financially sound institutions possessing a strong market share in their communities.

- The Portfolio was well served by its broad diversification. In addition to diversifying according to issuer, sector and insurer, management had a mixed coupon allocation, balancing income-oriented higher-coupons with performance-minded lower coupons.

  * Private insurance does not decrease the risk of loss of principal associated with this investment.

THE FUND

- During the year ended July 31, 2004, the Fund's Class A and Class B shares had total returns of 5.83% and 4.96%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.48 on July 31, 2004 from $9.40 on July 31, 2003, and the reinvestment of $0.462 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.58 from $10.50, and the reinvestment of $0.437 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on July 31, 2004 of $9.48 per share for Class A and $10.58 per share for Class B, the Fund's distribution rates were 4.80% and 4.04%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.68% and 6.47%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2004 were 4.17% and 3.63%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.68% and 5.81%, respectively.(4)

- For comparison, the Lehman Brothers Municipal Bond Index had a total return of 5.79% for the year ended July 31, 2004.(6)


(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE AND LOCAL INCOME TAX.

(3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

(4) TAXABLE-EQUIVALENT RATES ASSUME A MAXIMUM 38.28% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

(5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(6) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.59% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2004 is designated as an exempt-interest dividend.

[CHART]

RATING DISTRIBUTION**

AAA                      69.9%
A                        17.0%
BBB                       8.1%
Non-Rated                 5.0%

PORTFOLIO STATISTICS**

- Number of Issues:               49
- Average Maturity:               20.4 years
- Average Rating:                 AA+
- Average Call:                   7.8 years
- Average Dollar Price:           $98.12

** PORTFOLIO STATISTICS AND RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE
   PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS.

EATON VANCE MICHIGAN MUNICIPALS FUND as of July 31, 2004

PERFORMANCE

FUND INFORMATION
as of July 31, 2004

PERFORMANCE(1)                                                               CLASS A   CLASS B
----------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                        5.83%     4.96%
Five Years                                                                      5.36      4.55
Ten Years                                                                       5.48      4.89
Life of Fund+                                                                   4.64      5.40

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                        0.79%   -0.04%
Five Years                                                                      4.34      4.21
Ten Years                                                                       4.97      4.89
Life of Fund+                                                                   4.16      5.40

+Inception date: Class A: 12/7/93; Class B: 4/19/91

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
MICHIGAN MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

  July 31, 1994 - July 31, 2004

             EATON VANCE
              MICHIGAN         LEHMAN BROTHERS
             MUNICIPALS        MUNICIPAL BOND
            FUND, CLASS B          INDEX
----------------------------------------------
 7/31/1994      10000              10,000
 8/31/1994    10026.1              10,035
 9/30/1994    9854.51               9,887
10/31/1994    9603.97               9,712
11/30/1994    9359.15               9,536
12/31/1994    9628.61               9,746
 1/31/1995    9972.31              10,025
 2/28/1995    10294.5              10,316
 3/31/1995    10392.8              10,435
 4/30/1995    10375.7              10,447
 5/31/1995    10668.4              10,780
 6/30/1995    10496.2              10,686
 7/31/1995    10560.8              10,787
 8/31/1995    10684.6              10,924
 9/30/1995    10758.8              10,993
10/31/1995    10968.6              11,153
11/30/1995    11209.7              11,338
12/31/1995    11357.4              11,447
 1/31/1996    11423.2              11,534
 2/29/1996    11287.1              11,456
 3/31/1996    11096.2              11,309
 4/30/1996    11045.1              11,277
 5/31/1996    11034.8              11,273
 6/30/1996    11155.3              11,396
 7/31/1996    11247.8              11,499
 8/31/1996    11224.9              11,496
 9/30/1996    11388.2              11,657
10/31/1996    11482.8              11,789
11/30/1996      11679              12,005
12/31/1996    11623.8              11,954
 1/31/1997    11577.8              11,977
 2/28/1997    11702.5              12,087
 3/31/1997    11540.9              11,925
 4/30/1997      11649              12,025
 5/31/1997    11825.7              12,206
 6/30/1997    11938.1              12,336
 7/31/1997    12261.2              12,678
 8/31/1997    12136.5              12,559
 9/30/1997    12237.9              12,708
10/31/1997    12315.8              12,790
11/30/1997    12409.6              12,865
12/31/1997    12599.4              13,053
 1/31/1998    12713.3              13,188
 2/28/1998    12726.8              13,192
 3/31/1998    12743.5              13,203
 4/30/1998    12636.6              13,144
 5/31/1998      12856              13,352
 6/30/1998    12866.8              13,404
 7/31/1998    12888.2              13,438
 8/31/1998    13079.3              13,646
 9/30/1998    13194.2              13,816
10/31/1998    13131.1              13,815
11/30/1998    13190.2              13,864
12/31/1998    13160.9              13,899
 1/31/1999    13278.8              14,064
 2/28/1999    13205.6              14,003
 3/31/1999      13197              14,022
 4/30/1999    13230.5              14,057
 5/31/1999    13132.2              13,975
 6/30/1999    12907.2              13,774
 7/31/1999    12902.6              13,825
 8/31/1999    12668.8              13,714
 9/30/1999    12578.2              13,719
10/31/1999    12339.1              13,571
11/30/1999    12447.5              13,715
12/31/1999    12230.6              13,613
 1/31/2000      12069              13,554
 2/29/2000    12299.8              13,711
 3/31/2000    12650.6              14,011
 4/30/2000    12522.7              13,928
 5/31/2000    12401.3              13,855
 6/30/2000    12795.5              14,223
 7/31/2000    13000.2              14,420
 8/31/2000    13278.4              14,643
 9/30/2000    13120.4              14,567
10/31/2000      13313              14,725
11/30/2000    13439.6              14,837
12/31/2000    13919.6              15,203
 1/31/2001    13957.7              15,354
 2/28/2001    14032.7              15,403
 3/31/2001    14117.8              15,541
 4/30/2001    13811.8              15,372
 5/31/2001      13966              15,538
 6/30/2001    14070.3              15,642
 7/31/2001    14376.8              15,874
 8/31/2001    14615.2              16,135
 9/30/2001    14482.3              16,081
10/31/2001    14635.9              16,264
11/30/2001      14497              16,135
12/31/2001    14305.8              15,983
 1/31/2002    14573.4              16,260
 2/28/2002    14763.6              16,456
 3/31/2002    14424.9              16,133
 4/30/2002    14657.7              16,449
 5/31/2002    14737.3              16,549
 6/30/2002    14877.6              16,724
 7/31/2002    15023.7              16,939
 8/31/2002    15147.5              17,142
 9/30/2002    15428.5              17,518
10/31/2002    15210.1              17,227
11/30/2002    15136.5              17,156
12/31/2002    15433.1              17,518
 1/31/2003    15357.4              17,473
 2/28/2003    15575.5              17,718
 3/31/2003    15594.4              17,728
 4/30/2003      15733              17,845
 5/31/2003    15974.7              18,263
 6/30/2003    15871.4              18,186
 7/31/2003    15353.5              17,549
 8/31/2003    15482.8              17,680
 9/30/2003    15818.1              18,200
10/31/2003    15799.5              18,108
11/30/2003    15990.6              18,297
12/31/2003    16114.4              18,449
 1/31/2004      16124              18,554
 2/29/2004    16406.5              18,834
 3/31/2004    16261.5              18,768
 4/30/2004    15937.6              18,323
 5/31/2004    15873.7              18,257
 6/30/2004    15909.9              18,323
 7/31/2004    16114.9              18,565

* SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 7/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,048 ON JULY 31, 2004; $16,238, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE MINNESOTA MUNICIPALS FUND as of July 31, 2004

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT DISCUSSION

- Minnesota's unemployment rate was at a low 4.4% in July of 2004, down from 5.1% in July of 2003, and well below the national unemployment rate.

- Representing a combined 22.7% of the Portfolio's net assets at July 31, 2004, the electric utilities and insured* electric utilities sectors were a substantial investment for the Portfolio. These bonds helped finance the construction of electric infrastructure and included bonds issued by Minnesota's regional Municipal Power Agencies.

- In a period of low new issuance for Minnesota municipal bonds, management was able to add to the Portfolio's holdings in bonds for the Mayo Clinic, a world-renowned health care facility.

- In response to increased demand for bonds with a 5.0% coupon, management was able to sell a number of holdings in the retail marketplace.

- The Portfolio's investments included issues from the Minnesota Higher Education Facilities Authority to finance a broad range of projects at higher education institutions.

- Effective September 13, 2004, Craig Brandon assumed management responsibilities for the Portfolio. A vice president of Eaton Vance Management and Boston Research and Management, Mr. Brandon joined Eaton Vance in 1998, and has since worked as a municipal bond credit analyst. Prior to joining Eaton Vance, he was a state budget and capital finance analyst for the New York State Assembly.

  * Private insurance does not decrease the risk of loss of principal associated with this investment.

THE FUND

- During the year ended July 31, 2004, the Fund's Class A and Class B shares had total returns of 5.12% and 4.33%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.11 on July 31, 2004 from $9.09 on July 31, 2003, and the reinvestment of $0.441 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $9.81 from $9.79, and the reinvestment of $0.401 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on July 31, 2004 of $9.11 per share for Class A and $9.81 per share for Class B, the Fund's distribution rates were 4.57% and 3.80%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.63% and 6.34%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2004 were 4.24% and 3.70%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.08% and 6.18%, respectively.(4)

- For comparison, the Lehman Brothers Municipal Bond Index had a total return of 5.79% for the year ended July 31, 2004.(6)


  (1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

  (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.

  (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

  (4) TAXABLE-EQUIVALENT RATES ASSUME A MAXIMUM 38.28% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

  (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

  (6) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 96.67% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2004 is designated as an exempt-interest dividend.

[CHART]

RATING DISTRIBUTION**

AAA                      45.2%
AA                       21.5%
A                        16.5%
BBB                       4.3%
BB                        2.2%
Non-Rated                10.3%

PORTFOLIO STATISTICS**

- Number of Issues:                                         43
- Average Maturity:                                         21.5 years
- Average Rating:                                           AA-
- Average Call:                                             6.5 years
- Average Dollar Price:                                     $95.86

** PORTFOLIO STATISTICS AND RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE
   PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS.

EATON VANCE MINNESOTA MUNICIPALS FUND as of July 31, 2004

PERFORMANCE

FUND INFORMATION
as of July 31, 2004

PERFORMANCE(1)                                                               CLASS A   CLASS B
----------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                        5.12%     4.33%
Five Years                                                                      4.50      3.73
Ten Years                                                                       5.02      4.35
Life of Fund+                                                                   4.38      4.74

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                        0.16%    -0.67%
Five Years                                                                      3.50      3.39
Ten Years                                                                       4.51      4.35
Life of Fund+                                                                   3.90      4.74

+Inception date: Class A: 12/9/93; Class B: 7/29/91

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
MINNESOTA MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

   July 31, 1994 - July 31, 2004

           EATON VANCE
            MINNESOTA        LEHMAN BROTHERS
           MUNICIPALS        MUNICIPAL BOND
          FUND, CLASS B          INDEX
--------------------------------------------
 7/31/1994      10000             10,000
 8/31/1994    10027.4             10,035
 9/30/1994    9843.65              9,887
10/31/1994    9569.46              9,712
11/30/1994    9270.55              9,536
12/31/1994    9565.26              9,746
 1/31/1995    9874.48             10,025
 2/28/1995    10202.7             10,316
 3/31/1995    10323.5             10,435
 4/30/1995    10295.9             10,447
 5/31/1995    10573.4             10,780
 6/30/1995    10386.9             10,686
 7/31/1995    10441.5             10,787
 8/31/1995    10577.5             10,924
 9/30/1995    10629.8             10,993
10/31/1995    10820.2             11,153
11/30/1995    11031.9             11,338
12/31/1995    11180.2             11,447
 1/31/1996    11212.8             11,534
 2/29/1996    11104.5             11,456
 3/31/1996    10864.9             11,309
 4/30/1996    10886.7             11,277
 5/31/1996    10895.8             11,273
 6/30/1996    10985.4             11,396
 7/31/1996    11068.3             11,499
 8/31/1996    11011.7             11,496
 9/30/1996    11166.7             11,657
10/31/1996    11251.7             11,789
11/30/1996      11429             12,005
12/31/1996    11361.2             11,954
 1/31/1997    11381.5             11,977
 2/28/1997    11497.1             12,087
 3/31/1997      11332             11,925
 4/30/1997    11441.9             12,025
 5/31/1997    11587.5             12,206
 6/30/1997      11702             12,336
 7/31/1997    12065.6             12,678
 8/31/1997    11903.6             12,559
 9/30/1997    12006.7             12,708
10/31/1997    12097.5             12,790
11/30/1997    12192.9             12,865
12/31/1997    12362.8             13,053
 1/31/1998    12490.4             13,188
 2/28/1998      12504             13,192
 3/31/1998    12508.9             13,203
 4/30/1998    12411.3             13,144
 5/31/1998    12611.3             13,352
 6/30/1998    12657.8             13,404
 7/31/1998    12667.4             13,438
 8/31/1998    12898.4             13,646
 9/30/1998    13051.8             13,816
10/31/1998    12999.7             13,815
11/30/1998    13035.8             13,864
12/31/1998    13030.5             13,899
 1/31/1999    13151.1             14,064
 2/28/1999    13088.6             14,003
 3/31/1999    13067.2             14,022
 4/30/1999    13088.7             14,057
 5/31/1999    12999.8             13,975
 6/30/1999    12768.4             13,774
 7/31/1999    12749.9             13,825
 8/31/1999    12534.3             13,714
 9/30/1999    12452.9             13,719
10/31/1999    12219.8             13,571
11/30/1999    12303.9             13,715
12/31/1999      12145             13,613
 1/31/2000    12004.4             13,554
 2/29/2000    12200.9             13,711
 3/31/2000    12477.2             14,011
 4/30/2000      12372             13,928
 5/31/2000    12312.4             13,855
 6/30/2000    12621.7             14,223
 7/31/2000      12816             14,420
 8/31/2000    12993.3             14,643
 9/30/2000    12897.5             14,567
10/31/2000    13039.7             14,725
11/30/2000      13141             14,837
12/31/2000    13469.1             15,203
 1/31/2001    13520.4             15,354
 2/28/2001    13609.4             15,403
 3/31/2001    13708.8             15,541
 4/30/2001    13504.6             15,372
 5/31/2001    13634.1             15,538
 6/30/2001    13740.2             15,642
 7/31/2001    13887.9             15,874
 8/31/2001    14061.9             16,135
 9/30/2001    13953.6             16,081
10/31/2001    14026.9             16,264
11/30/2001    13982.1             16,135
12/31/2001      13856             15,983
 1/31/2002      14073             16,260
 2/28/2002    14224.6             16,456
 3/31/2002    13977.1             16,133
 4/30/2002    14143.7             16,449
 5/31/2002    14239.7             16,549
 6/30/2002    14312.4             16,724
 7/31/2002    14376.4             16,939
 8/31/2002    14431.7             17,142
 9/30/2002    14633.3             17,518
10/31/2002    14424.9             17,227
11/30/2002    14422.9             17,156
12/31/2002    14639.5             17,518
 1/31/2003    14562.5             17,473
 2/28/2003    14727.6             17,718
 3/31/2003    14747.6             17,728
 4/30/2003    14860.4             17,845
 5/31/2003    15017.7             18,263
 6/30/2003    14923.6             18,186
 7/31/2003    14674.4             17,549
 8/31/2003    14758.4             17,680
 9/30/2003    14963.2             18,200
10/31/2003    15016.3             18,108
11/30/2003      15211             18,297
12/31/2003    15305.1             18,449
 1/31/2004    15340.5             18,554
 2/29/2004    15578.8             18,834
 3/31/2004    15439.6             18,768
 4/30/2004    15211.8             18,323
 5/31/2004    15169.8             18,257
 6/30/2004    15200.3             18,323
 7/31/2004    15310.1             18,565

* SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 7/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $16,319 ON JULY 31, 2004; $15,540, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE NEW JERSEY MUNICIPALS FUND as of July 31, 2004

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT DISCUSSION

- New Jersey's July 2004 jobless rate was 5.0%, down from 6.1% the previous year. The improving jobs picture was notable in that several of the state's employment sectors posted no job losses during the recent recession and subsequent recovery.

- Management added a new position to the Portfolio's holdings during the period, in the form of bonds recently issued for the Port Newark Marine Terminal. Together with the Port Elizabeth terminal, this is the largest and most comprehensive collection of maritime cargo handling facilities on the East Coast.

- Taking advantage of retail demand during the period, management sold a number of 4.75% and 5.0% coupons from the Portfolio. We also sold some health care issues that we believed had become overvalued. Although the Portfolio held 18.0% of its net assets in hospital and insured* hospital issues as of July 31, 2004, we remained extremely selective in this highly competitive sector.

- Transportation and insured* transportation bonds remained a significant investment, representing a combined 31.1% of the Portfolio's net assets. Investments in this sector included bonds for the Delaware River Port Authority, as well as selected issues for Puerto Rico's Highway and Transportation Authority.

  * Private insurance does not decrease the risk of loss of principal associated with this investment.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.97% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2004 is designated as an exempt-interest dividend.

THE FUND

- During the year ended July 31, 2004, the Fund's Class A and Class B shares had total returns of 5.89% and 5.07%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.13 on July 31, 2004 from $10.07 on July 31, 2003, and the reinvestment of $0.530 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.57 from $10.51, and the reinvestment of $0.472 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on July 31, 2004 of $10.13 per share for Class A and $10.57 per share for Class B, the Fund's distribution rates were 4.85% and 4.09%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.20% and 6.91%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2004 were 4.79% and 4.24%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.10% and 7.17%, respectively.(4)

- For comparison, the Lehman Brothers Municipal Bond Index had a total return of 5.79% for the year ended July 31, 2004.(6)


  (1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

  (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.

  (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

  (4) TAXABLE-EQUIVALENT RATES ASSUME A MAXIMUM 38.28% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

  (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

  (6) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

[CHART]

RATING DISTRIBUTION**

AAA                      43.7%
AA                       15.8%
A                        12.2%
BBB                      13.0%
B                         1.4%
Non-Rated                13.9%

PORTFOLIO STATISTICS**

- Number of Issues:               88
- Average Maturity:               26.4 years
- Average Rating:                 AA-
- Average Call:                   10.8 years
- Average Dollar Price:           $94.88

** PORTFOLIO STATISTICS AND RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE
   PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS.

EATON VANCE NEW JERSEY MUNICIPALS FUND as of July 31, 2004

PERFORMANCE

FUND INFORMATION
as of July 31, 2004

PERFORMANCE(1)                                                               CLASS A   CLASS B
----------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                        5.89%     5.07%
Five Years                                                                      5.29      4.50
Ten Years                                                                       5.81      4.89
Life of Fund+                                                                   5.76      5.58

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                        0.88%     0.07%
Five Years                                                                      4.27      4.16
Ten Years                                                                       5.29      4.89
Life of Fund+                                                                   5.26      5.58

+Inception date: Class A: 4/13/94; Class B: 1/8/91

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
NEW JERSEY MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND
INDEX*

    July 31, 1994 - July 31, 2004

             EATON VANCE
              NEW JERSEY        LEHMAN BROTHERS
           MUNICIPALS FUND,     MUNICIPAL BOND
               CLASS B              INDEX
-----------------------------------------------
 7/31/1994      10000              10,000
 8/31/1994   10038.82              10,035
 9/30/1994    9874.22               9,887
10/31/1994    9632.07               9,712
11/30/1994    9365.89               9,536
12/31/1994    9643.06               9,746
 1/31/1995    9954.14              10,025
 2/28/1995      10224              10,316
 3/31/1995    10308.9              10,435
 4/30/1995    10325.2              10,447
 5/31/1995    10605.9              10,780
 6/30/1995    10458.8              10,686
 7/31/1995    10504.3              10,787
 8/31/1995      10618              10,924
 9/30/1995    10692.3              10,993
10/31/1995    10869.5              11,153
11/30/1995    11066.9              11,338
12/31/1995    11172.3              11,447
 1/31/1996    11238.3              11,534
 2/29/1996    11095.4              11,456
 3/31/1996    10971.2              11,309
 4/30/1996    10953.6              11,277
 5/31/1996    10944.7              11,273
 6/30/1996    11045.5              11,396
 7/31/1996    11107.6              11,499
 8/31/1996    11120.2              11,496
 9/30/1996    11273.8              11,657
10/31/1996    11359.3              11,789
11/30/1996    11534.5              12,005
12/31/1996    11483.1              11,954
 1/31/1997    11484.3              11,977
 2/28/1997    11578.3              12,087
 3/31/1997    11476.4              11,925
 4/30/1997    11586.2              12,025
 5/31/1997    11730.8              12,206
 6/30/1997    11823.2              12,336
 7/31/1997    12201.4              12,678
 8/31/1997    12070.2              12,559
 9/30/1997    12207.5              12,708
10/31/1997    12287.8              12,790
11/30/1997    12361.5              12,865
12/31/1997    12563.8              13,053
 1/31/1998    12668.6              13,188
 2/28/1998    12685.6              13,192
 3/31/1998    12716.5              13,203
 4/30/1998    12625.4              13,144
 5/31/1998    12811.6              13,352
 6/30/1998    12848.9              13,404
 7/31/1998    12861.8              13,438
 8/31/1998      13055              13,646
 9/30/1998    13207.5              13,816
10/31/1998    13136.6              13,815
11/30/1998    13151.4              13,864
12/31/1998    13173.2              13,899
 1/31/1999    13293.8              14,064
 2/28/1999    13200.6              14,003
 3/31/1999    13194.7              14,022
 4/30/1999      13219              14,057
 5/31/1999    13136.5              13,975
 6/30/1999    12939.9              13,774
 7/31/1999    12938.3              13,825
 8/31/1999    12721.1              13,714
 9/30/1999      12634              13,719
10/31/1999    12374.4              13,571
11/30/1999    12497.8              13,715
12/31/1999    12297.8              13,613
 1/31/2000    12128.4              13,554
 2/29/2000    12323.9              13,711
 3/31/2000    12634.9              14,011
 4/30/2000    12511.9              13,928
 5/31/2000    12406.6              13,855
 6/30/2000    12762.4              14,223
 7/31/2000    13019.3              14,420
 8/31/2000    13246.8              14,643
 9/30/2000    13131.2              14,567
10/31/2000    13260.7              14,725
11/30/2000    13324.3              14,837
12/31/2000    13803.9              15,203
 1/31/2001    13831.5              15,354
 2/28/2001    13961.1              15,403
 3/31/2001    14074.6              15,541
 4/30/2001    13865.5              15,372
 5/31/2001    14021.5              15,538
 6/30/2001    14194.5              15,642
 7/31/2001    14435.4              15,874
 8/31/2001    14715.4              16,135
 9/30/2001    14397.9              16,081
10/31/2001    14526.2              16,264
11/30/2001      14445              16,135
12/31/2001    14298.4              15,983
 1/31/2002    14513.1              16,260
 2/28/2002    14746.5              16,456
 3/31/2002    14439.2              16,133
 4/30/2002      14674              16,449
 5/31/2002    14783.9              16,549
 6/30/2002    14871.1              16,724
 7/31/2002    15075.2              16,939
 8/31/2002    15173.5              17,142
 9/30/2002    15484.8              17,518
10/31/2002    15114.4              17,227
11/30/2002    15072.2              17,156
12/31/2002    15470.7              17,518
 1/31/2003    15355.3              17,473
 2/28/2003      15605              17,718
 3/31/2003    15583.3              17,728
 4/30/2003    15796.7              17,845
 5/31/2003    16140.8              18,263
 6/30/2003    16008.6              18,186
 7/31/2003    15345.8              17,549
 8/31/2003    15431.1              17,680
 9/30/2003    15824.7              18,200
10/31/2003    15879.8              18,108
11/30/2003    16176.4              18,297
12/31/2003    16286.7              18,449
 1/31/2004    16326.2              18,554
 2/29/2004    16623.5              18,834
 3/31/2004    16403.8              18,768
 4/30/2004    16004.3              18,323
 5/31/2004    15910.9              18,257
 6/30/2004    15947.8              18,323
 7/31/2004    16123.3              18,565

* SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 7/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,591 ON JULY 31, 2004; $16,749, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE PENNSYLVANIA MUNICIPALS FUND as of July 31, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- Pennsylvania's unemployment rate was 5.3% in July 2004, down from 5.6% the previous July, and data indicated that the rate of job losses eased during the period. While net job numbers have been negative , job growth in every metropolitan area in the state, except Pittsburgh, Sharon, and Scranton, was actually on the rise. These three areas accounted for almost a quarter of the state's manufacturing job losses.

- Insured general obligation bonds* (GOs), most of which were issued to benefit school districts throughout Pennsylvania, represented the Portfolio's largest sector weighting at July 31, 2004. GOs are often accorded a high credit quality rating, as they are backed by the full faith and credit of the issuer, as represented by the unlimited taxing power of the jurisdiction. GOs generally provide quality and an added measure of security in a economic climate of economic recovery.

- At 11.6% of the Portfolio's net assets as of July 31, 2004, the senior living and life care sector represented a significant investment. With an aging population has come a strong increase in the need for senior housing and assisted living facilities. Management focused on the institutions that we believe have good market positions and strong financial fundamentals.

- Hospital bonds were another of the Portfolio's largest sector weightings. Management remained highly selective within this competitive sector, diversifying among a range of facilities throughout the state and emphasizing competitive, financially sound institutions.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

THE FUND

- During the year ended July 31, 2004, the Fund's Class A and Class B shares had total returns of 5.91% and 5.10%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.73 on July 31, 2004 from $9.68 on July 31, 2003, and the reinvestment of $0.516 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.06 from $10.01, and the reinvestment of $0.457 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on July 31, 2004 of $9.73 per share for Class A and $10.06 per share for Class B, the Fund's distribution rates were 5.21% and 4.44%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.27% and 7.05%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2004 were 4.70% and 3.91%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.46% and 6.21%, respectively.(4)

- For comparison, the Lehman Brothers Municipal Bond Index had a total return of 5.79% for the year ended July 31, 2004.(6)


  (1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

  (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE AND LOCAL INCOME TAX.

  (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

  (4) TAXABLE-EQUIVALENT RATES ASSUME A MAXIMUM 38.28% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

  (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

  (6) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.96% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2004 is designated as an exempt-interest dividend.

[CHART]

RATING DISTRIBUTION**

AAA                      55.4%
AA                        0.5%
A                        11.1%
BBB                      14.7%
BB                        3.6%
Non-Rated                14.7%

PORTFOLIO STATISTICS**

- Number of Issues:               103
- Average Maturity:               20.5 years
- Average Rating:                 AA-
- Average Call:                   6.7 years
- Average Dollar Price:           $94.68

** PORTFOLIO STATISTICS AND RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE
   PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS.

EATON VANCE PENNSYLVANIA MUNICIPALS FUND as of July 31, 2004

PERFORMANCE

FUND INFORMATION
as of July 31, 2004

PERFORMANCE(1)                                                               CLASS A   CLASS B
----------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                        5.91%     5.10%
Five Years                                                                      5.11      4.31
Ten Years                                                                       5.41      4.62
Life of Fund+                                                                   5.47      5.33

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                        0.90%     0.10%
Five Years                                                                      4.09      3.98
Ten Years                                                                       4.90      4.62
Life of Fund+                                                                   4.97      5.33

+Inception date: Class A: 6/1/94; Class B: 1/8/91

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE PENNSYLVANIA MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

    July 31, 1994 - July 31, 2004

            EATON VANCE
           PENNSYLVANIA        LEHMAN BROTHERS
            MUNICIPALS         MUNICIPAL BOND
DATE       FUND, CLASS B           INDEX
----------------------------------------------
 7/31/1994      10000              10,000
 8/31/1994    10018.9              10,035
 9/30/1994    9862.15               9,887
10/31/1994    9627.34               9,712
11/30/1994    9299.58               9,536
12/31/1994    9548.19               9,746
 1/31/1995    9860.31              10,025
 2/28/1995      10171              10,316
 3/31/1995    10290.2              10,435
 4/30/1995    10275.5              10,447
 5/31/1995    10597.4              10,780
 6/30/1995    10458.7              10,686
 7/31/1995    10523.9              10,787
 8/31/1995    10617.1              10,924
 9/30/1995    10702.1              10,993
10/31/1995    10880.2              11,153
11/30/1995    11078.8              11,338
12/31/1995    11195.1              11,447
 1/31/1996    11271.8              11,534
 2/29/1996    11180.4              11,456
 3/31/1996    11013.5              11,309
 4/30/1996    10995.9              11,277
 5/31/1996    10986.9              11,273
 6/30/1996    11057.4              11,396
 7/31/1996    11163.4              11,499
 8/31/1996      11177              11,496
 9/30/1996    11332.4              11,657
10/31/1996    11408.5              11,789
11/30/1996    11574.8              12,005
12/31/1996    11567.6              11,954
 1/31/1997    11580.6              11,977
 2/28/1997    11687.3              12,087
 3/31/1997    11552.3              11,925
 4/30/1997    11652.6              12,025
 5/31/1997    11821.3              12,206
 6/30/1997      11949              12,336
 7/31/1997    12241.4              12,678
 8/31/1997    12156.2              12,559
 9/30/1997    12285.1              12,708
10/31/1997    12345.1              12,790
11/30/1997      12410              12,865
12/31/1997    12592.7              13,053
 1/31/1998    12688.7              13,188
 2/28/1998    12719.6              13,192
 3/31/1998    12752.5              13,203
 4/30/1998    12674.2              13,144
 5/31/1998    12840.5              13,352
 6/30/1998    12856.7              13,404
 7/31/1998    12636.5              13,438
 8/31/1998    12798.2              13,646
 9/30/1998    12870.9              13,816
10/31/1998    12824.5              13,815
11/30/1998      12853              13,864
12/31/1998    12864.5              13,899
 1/31/1999    12975.7              14,064
 2/28/1999    12930.9              14,003
 3/31/1999    12937.6              14,022
 4/30/1999    12974.9              14,057
 5/31/1999    12916.4              13,975
 6/30/1999    12730.4              13,774
 7/31/1999    12717.1              13,825
 8/31/1999    12559.6              13,714
 9/30/1999    12496.8              13,719
10/31/1999    12309.3              13,571
11/30/1999    12372.3              13,715
12/31/1999    12208.1              13,613
 1/31/2000    12075.2              13,554
 2/29/2000    12235.6              13,711
 3/31/2000    12449.3              14,011
 4/30/2000      12351              13,928
 5/31/2000    12218.7              13,855
 6/30/2000    12527.6              14,223
 7/31/2000    12697.5              14,420
 8/31/2000    12914.9              14,643
 9/30/2000    12810.8              14,567
10/31/2000    12941.9              14,725
11/30/2000    13019.5              14,837
12/31/2000    13400.3              15,203
 1/31/2001    13441.6              15,354
 2/28/2001    13519.9              15,403
 3/31/2001    13621.7              15,541
 4/30/2001    13409.6              15,372
 5/31/2001    13567.8              15,538
 6/30/2001    13662.5              15,642
 7/31/2001    13866.4              15,874
 8/31/2001    14150.8              16,135
 9/30/2001      14102              16,081
10/31/2001    14219.2              16,264
11/30/2001    14137.4              16,135
12/31/2001    14030.2              15,983
 1/31/2002    14082.5              16,260
 2/28/2002    14222.9              16,456
 3/31/2002    14036.8              16,133
 4/30/2002    14220.1              16,449
 5/31/2002    14305.9              16,549
 6/30/2002    14411.4              16,724
 7/31/2002    14536.1              16,939
 8/31/2002    14652.8              17,142
 9/30/2002    14915.3              17,518
10/31/2002    14669.7              17,227
11/30/2002    14600.2              17,156
12/31/2002    14893.1              17,518
 1/31/2003    14836.1              17,473
 2/28/2003    15064.3              17,718
 3/31/2003    15073.7              17,728
 4/30/2003      15235              17,845
 5/31/2003    15485.1              18,263
 6/30/2003    15396.3              18,186
 7/31/2003    14943.7              17,549
 8/31/2003    15092.4              17,680
 9/30/2003    15406.6              18,200
10/31/2003    15404.3              18,108
11/30/2003    15633.2              18,297
12/31/2003    15701.9              18,449
 1/31/2004      15730              18,554
 2/29/2004    15961.2              18,834
 3/31/2004    15862.5              18,768
 4/30/2004    15563.8              18,323
 5/31/2004    15470.1              18,257
 6/30/2004    15540.6              18,323
 7/31/2004    15706.5              18,565

* SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 7/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $16,936 ON JULY 31, 2004; $16,133, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE MUNICIPALS FUNDS as of July 31, 2004

DISCLOSURE OF FUND EXPENSES

EXAMPLE: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 - July 31, 2004).

ACTUAL EXPENSES: The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                       EATON VANCE ARIZONA MUNICIPALS FUND

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                               (2/1/04)                (7/31/04)               (2/1/04-7/31/04)
-----------------------------------------------------------------------------------------------------
Actual
Class A                     $   1,000.00              $   1,005.10               $       3.79
Class B                     $   1,000.00              $   1,001.60               $       7.51

Hypothetical
(5% return per year)
Class A                     $   1,000.00              $   1,021.10               $       3.82
Class B                     $   1,000.00              $   1,017.40               $       7.57

* Expenses are equal to the Fund's annualized expense ratio of 0.76% for Class A shares and 1.51% for Class B shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                      EATON VANCE COLORADO MUNICIPALS FUND

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                               (2/1/04)                (7/31/04)               (2/1/04-7/31/04)
-----------------------------------------------------------------------------------------------------
Actual
Class A                     $   1,000.00              $   1,002.00               $       3.83
Class B                     $   1,000.00              $     998.10               $       7.80

Hypothetical
(5% return per year)
Class A                     $   1,000.00              $   1,021.00               $       3.87
Class B                     $   1,000.00              $   1,017.10               $       7.87

* Expenses are equal to the Fund's annualized expense ratio of 0.77% for Class A shares and 1.57% for Class B shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                     EATON VANCE CONNECTICUT MUNICIPALS FUND

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                               (2/1/04)                (7/31/04)               (2/1/04-7/31/04)
-----------------------------------------------------------------------------------------------------
Actual
Class A                     $   1,000.00              $   1,001.10               $       3.98
Class B                     $   1,000.00              $     997.20               $       7.85

Hypothetical
(5% return per year)
Class A                     $   1,000.00              $   1,020.90               $       4.02
Class B                     $   1,000.00              $   1,017.00               $       7.92

* Expenses are equal to the Fund's annualized expense ratio of 0.80% for Class A shares and 1.58% for Class B shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                      EATON VANCE MICHIGAN MUNICIPALS FUND

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                               (2/1/04)                (7/31/04)               (2/1/04-7/31/04)
-----------------------------------------------------------------------------------------------------
Actual
Class A                     $   1,000.00              $   1,004.00               $       3.99
Class B                     $   1,000.00              $     999.50               $       7.66

Hypothetical
(5% return per year)
Class A                     $   1,000.00              $   1,020.90               $       4.02
Class B                     $   1,000.00              $   1,017.20               $       7.72

* Expenses are equal to the Fund's annualized expense ratio of 0.80% for Class A shares and 1.54% for Class B shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                      EATON VANCE MINNESOTA MUNICIPALS FUND

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                               (2/1/04)                (7/31/04)               (2/1/04-7/31/04)
-----------------------------------------------------------------------------------------------------
Actual
Class A                     $   1,000.00              $   1,001.20               $       3.98
Class B                     $   1,000.00              $     998.00               $       7.90

Hypothetical
(5% return per year)
Class A                     $   1,000.00              $   1,020.90               $       4.02
Class B                     $   1,000.00              $   1,017.00               $       7.97

* Expenses are equal to the Fund's annualized expense ratio of 0.80% for Class A shares and 1.59% for Class B shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                     EATON VANCE NEW JERSEY MUNICIPALS FUND

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                               (2/1/04)                (7/31/04)               (2/1/04-7/31/04)
-----------------------------------------------------------------------------------------------------
Actual
Class A                     $   1,000.00              $     991.90               $       4.11
Class B                     $   1,000.00              $     987.60               $       8.01

Hypothetical
(5% return per year)
Class A                     $   1,000.00              $   1,020.70               $       4.17
Class B                     $   1,000.00              $   1,016.80               $       8.12

* Expenses are equal to the Fund's annualized expense ratio of 0.83% for Class A shares and 1.62% for Class B shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                               (2/1/04)                (7/31/04)               (2/1/04-7/31/04)
-----------------------------------------------------------------------------------------------------
Actual
Class A                     $   1,000.00              $   1,002.50               $       4.18
Class B                     $   1,000.00              $     998.50               $       8.00

Hypothetical
(5% return per year)
Class A                     $   1,000.00              $   1,020.70               $       4.22
Class B                     $   1,000.00              $   1,016.90               $       8.07

* Expenses are equal to the Fund's annualized expense ratio of 0.84% for Class A shares and 1.61% for Class B shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EATON VANCE MUNICIPALS FUNDS as of July 31, 2004

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2004

                                                           ARIZONA FUND       COLORADO FUND    CONNECTICUT FUND     MICHIGAN FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in Municipals Portfolio --
   Identified cost                                       $     63,254,719   $     29,212,074   $    126,237,935   $     60,119,548
   Unrealized appreciation                                      2,425,160          1,126,650          6,690,249          5,602,707
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                  $     65,679,879   $     30,338,724   $    132,928,184   $     65,722,255
----------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                          $      1,946,626   $         20,002   $        458,312   $          5,974
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                             $     67,626,505   $     30,358,726   $    133,386,496   $     65,728,229
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                         $         50,918   $          8,169   $         23,811   $         93,113
Dividends payable                                                 123,541             45,390            225,997            116,730
Payable to affiliate for service fees                              11,035              5,112             22,464             10,927
Accrued expenses                                                   24,686             20,292             37,343             29,637
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                        $        210,180   $         78,963   $        309,615   $        250,407
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                               $     67,416,325   $     30,279,763   $    133,076,881   $     65,477,822
----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                          $     66,164,042   $     29,651,017   $    127,542,792   $     61,779,515
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)                  (1,265,381)          (452,514)          (930,163)        (1,926,377)
Accumulated undistributed
   (distributions in excess of) net investment income              92,504            (45,390)          (225,997)            21,977
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)                   2,425,160          1,126,650          6,690,249          5,602,707
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                    $     67,416,325   $     30,279,763   $    133,076,881   $     65,477,822
----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                               $     47,945,449   $     19,700,499   $     96,559,347   $     54,331,694
SHARES OUTSTANDING                                              4,966,610          2,057,887          9,101,005          5,733,701
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial
   interest outstanding)                                 $           9.65   $           9.57   $          10.61   $           9.48
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value per share)   $          10.13   $          10.05   $          11.14   $           9.95

CLASS B SHARES
NET ASSETS                                               $     19,470,876   $     10,579,264   $     36,517,534   $     11,146,128
SHARES OUTSTANDING                                              1,814,272          1,015,366          3,459,491          1,053,123
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE (net assets DIVIDED BY shares
   of beneficial interest outstanding)                   $          10.73   $          10.42   $          10.56   $          10.58

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                             MINNESOTA FUND     NEW JERSEY FUND   PENNSYLVANIA FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in Municipals Portfolio --
   Identified cost                                                          $      43,546,697  $     229,694,069  $     201,673,751
   Unrealized appreciation                                                          1,120,203         11,323,117          7,306,042
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                                     $      44,666,900  $     241,017,186  $     208,979,793
-----------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                             $         157,907  $         261,486  $          20,153
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                $      44,824,807  $     241,278,672  $     208,999,946
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                            $         148,868  $         401,312  $          73,039
Dividends payable                                                                      63,857            382,286            403,512
Payable to affiliate for service fees                                                   7,550             40,789             35,414
Accrued expenses                                                                       24,191             63,281             50,609
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                           $         244,466  $         887,668  $         562,574
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                  $      44,580,341  $     240,391,004  $     208,437,372
-----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                             $      44,545,605  $     232,549,619  $     213,404,960
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)                                      (1,021,610)        (3,647,347)       (12,228,181)
Accumulated undistributed
   (distributions in excess of) net investment income                                 (63,857)           165,615            (45,449)
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)                                       1,120,203         11,323,117          7,306,042
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                       $      44,580,341  $     240,391,004  $     208,437,372
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                                  $      29,368,785  $     161,963,835  $     156,465,300
SHARES OUTSTANDING                                                                  3,222,306         15,993,036         16,082,510
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial
   interest outstanding)                                                    $            9.11  $           10.13  $            9.73
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value per share)                      $            9.56  $           10.64  $           10.22

CLASS B SHARES
NET ASSETS                                                                  $      15,211,556  $      78,427,169  $      51,972,072
SHARES OUTSTANDING                                                                  1,551,170          7,419,849          5,165,353
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (net assets DIVIDED BY shares of
   beneficial interest outstanding)                                         $            9.81  $           10.57  $           10.06

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2004

                                                           ARIZONA FUND       COLORADO FUND    CONNECTICUT FUND     MICHIGAN FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest allocated from Portfolio                        $      3,981,746   $      1,863,372   $      7,614,644   $      3,917,969
Expenses allocated from Portfolio                                (308,915)          (134,479)          (697,839)          (314,114)
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                     $      3,672,831   $      1,728,893   $      6,916,805   $      3,603,855
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Trustees' fees and expenses                              $          1,577   $            162   $          3,241   $          1,620
Distribution and service fees --
   Class A                                                         43,862             24,922             99,638             43,723
   Class B                                                        438,039            203,282            883,275            448,624
Legal and accounting services                                      16,848             16,815             20,772             16,213
Printing and postage                                                5,532              3,936             15,854             10,777
Custodian fee                                                      11,603              6,787             19,116             11,867
Transfer and dividend disbursing agent fees                        34,931             18,932             79,295             56,710
Registration fees                                                   3,313              1,760              4,450              3,218
Miscellaneous                                                       2,080              1,893              3,763              1,975
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                           $        557,785   $        278,489   $      1,129,404   $        594,727
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                    $      3,115,046   $      1,450,404   $      5,787,401   $      3,009,128
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO
Net realized gain (loss) --
   Investment transactions (identified cost basis)       $        304,876   $        343,960   $      1,075,086   $      1,834,108
   Financial futures contracts                                    625,446           (409,376)        (1,303,523)          (772,114)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                 $        930,322   $        (65,416)  $       (228,437)  $      1,061,994
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                   $      1,159,594   $        840,580   $      1,483,087   $       (297,209)
   Financial futures contracts                                 (1,461,387)          (116,077)          (255,309)          (184,867)
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)     $       (301,793)  $        724,503   $      1,227,778   $       (482,076)
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                         $        628,529   $        659,087   $        999,341   $        579,918
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS               $      3,743,575   $      2,109,491   $      6,786,742   $      3,589,046
----------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                              MINNESOTA FUND    NEW JERSEY FUND   PENNSYLVANIA FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest allocated from Portfolio                                           $       2,643,409  $      14,730,190  $      13,293,273
Expenses allocated from Portfolio                                                    (203,600)        (1,353,329)        (1,149,876)
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                        $       2,439,809  $      13,376,861  $      12,143,397
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Trustees' fees and expenses                                                 $           1,027  $           3,242  $           3,232
Distribution and service fees --
   Class A                                                                             32,455            153,752            132,105
   Class B                                                                            304,609          1,711,772          1,450,197
Legal and accounting services                                                          18,836             19,868             17,256
Printing and postage                                                                    6,711             28,728             27,210
Custodian fee                                                                           8,543             32,057             23,790
Transfer and dividend disbursing agent fees                                            34,593            160,768            165,463
Registration fees                                                                      10,175              2,553              4,341
Miscellaneous                                                                           2,299              7,833              6,104
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                              $         419,248  $       2,120,573  $       1,829,698
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                       $       2,020,561  $      11,256,288  $      10,313,699
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO
Net realized gain (loss) --
   Investment transactions (identified cost basis)                          $         297,817  $       1,378,645  $         593,897
   Financial futures contracts                                                        873,478          3,278,494          1,963,739
   Swap contracts                                                                      24,623                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                           $       1,195,918  $       4,657,139  $       2,557,636
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                      $         689,995  $       5,520,075  $       3,418,216
   Financial futures contracts                                                     (1,590,002)        (7,836,528)        (4,803,753)
   Interest rate swap contracts                                                       (57,836)                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                        $        (957,843) $      (2,316,453) $      (1,385,537)
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                            $         238,075  $       2,340,686  $       1,172,099
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $       2,258,636  $      13,596,974  $      11,485,798
-----------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2004

                                                           ARIZONA FUND       COLORADO FUND    CONNECTICUT FUND     MICHIGAN FUND
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                 $      3,115,046   $      1,450,404   $      5,787,401   $      3,009,128
   Net realized gain (loss) from investments and
      financial futures contracts transactions                    930,322            (65,416)          (228,437)         1,061,994
   Net change in unrealized appreciation (depreciation)
      from investments and financial futures contracts           (301,793)           724,503          1,227,778           (482,076)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $      3,743,575   $      2,109,491   $      6,786,742   $      3,589,046
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                            $     (1,095,645)  $       (599,997)  $     (2,285,756)  $     (1,061,178)
      Class B                                                  (1,932,367)          (861,289)        (3,514,124)        (1,929,024)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      $     (3,028,012)  $     (1,461,286)  $     (5,799,880)  $     (2,990,202)
----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                            $     26,378,756   $      5,410,577   $     24,035,272   $     19,746,314
      Class B                                                   1,586,589          1,649,620          2,152,181          1,309,419
   Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                                     567,978            398,138          1,295,536            559,050
      Class B                                                   1,007,411            465,293          1,963,941          1,122,567
   Cost of shares redeemed
      Class A                                                  (4,499,424)        (3,751,682)       (14,659,349)        (3,896,988)
      Class B                                                 (26,914,076)       (11,491,707)       (30,729,293)       (24,647,831)
   Net asset value of shares exchanged
      Class A                                                  17,010,710          9,070,213         62,456,978         35,107,221
      Class B                                                 (17,010,710)        (9,070,213)       (62,456,978)       (35,107,221)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS  $     (1,872,766)  $     (7,319,761)  $    (15,941,712)  $     (5,807,469)
----------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                               $     (1,157,203)  $     (6,671,556)  $    (14,954,850)  $     (5,208,625)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                     $     68,573,528   $     36,951,319   $    148,031,731   $     70,686,447
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                           $     67,416,325   $     30,279,763   $    133,076,881   $     65,477,822
----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS
AT END OF YEAR                                           $         92,504   $        (45,390)  $       (225,997)  $         21,977
----------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                              MINNESOTA FUND    NEW JERSEY FUND   PENNSYLVANIA FUND
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                                    $       2,020,561  $      11,256,288  $      10,313,699
   Net realized gain from investments, financial
      futures contracts and interest rate swap
      contracts transactions                                                        1,195,918          4,657,139          2,557,636
   Net change in unrealized appreciation (depreciation)
      from investments, financial futures contracts and
      interest rate swap contracts                                                   (957,843)        (2,316,453)        (1,385,537)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $       2,258,636  $      13,596,974  $      11,485,798
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                               $        (765,869) $      (3,843,079) $      (3,478,332)
      Class B                                                                      (1,306,570)        (8,008,771)        (6,839,387)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                         $      (2,072,439) $     (11,851,850) $     (10,317,719)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                               $      10,556,394  $      59,840,963  $      53,496,624
      Class B                                                                       1,545,843          7,043,549          5,763,186
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                                         467,656          2,247,048          1,888,995
      Class B                                                                         892,578          5,077,688          3,689,421
   Cost of shares redeemed
      Class A                                                                      (3,998,481)       (17,859,206)       (12,738,376)
      Class B                                                                     (15,304,903)       (77,827,020)       (66,026,431)
   Net asset value of shares exchanged
      Class A                                                                      13,897,232         90,689,869        100,530,574
      Class B                                                                     (13,897,232)       (90,689,869)      (100,530,574)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                     $      (5,840,913) $     (21,476,978) $     (13,926,581)
-----------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                                  $      (5,654,716) $     (19,731,854) $     (12,758,502)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                                        $      50,235,057  $     260,122,858  $     221,195,874
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                              $      44,580,341  $     240,391,004  $     208,437,372
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS
AT END OF YEAR                                                              $         (63,857) $         165,615  $         (45,449)
-----------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED JULY 31, 2003

                                                           ARIZONA FUND       COLORADO FUND    CONNECTICUT FUND     MICHIGAN FUND
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                 $      3,034,152   $      1,566,084   $      6,020,213   $      3,181,556
   Net realized loss from investments and financial
      futures contracts transactions                             (952,766)           (34,486)          (269,668)        (1,404,467)
   Net change in unrealized appreciation (depreciation)
      from investments and financial futures contracts           (403,955)          (850,031)        (2,440,714)           (33,131)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $      1,677,431   $        681,567   $      3,309,831   $      1,743,958
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                            $       (418,613)  $       (368,605)  $     (1,141,055)  $       (185,046)
      Class B                                                  (2,610,138)        (1,250,948)        (5,097,184)        (2,975,585)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      $     (3,028,751)  $     (1,619,553)  $     (6,238,239)  $     (3,160,631)
----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                            $      3,729,841   $      3,534,278   $      7,630,004   $      1,463,047
      Class B                                                   4,782,114          1,776,798          8,948,980          3,494,524
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                     167,929            180,776            653,219             71,752
      Class B                                                     943,611            592,369          2,467,527          1,482,508
   Cost of shares redeemed
      Class A                                                  (1,857,355)        (1,152,963)        (4,998,880)          (664,967)
      Class B                                                  (8,300,440)        (3,536,246)       (14,526,286)       (10,158,703)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
   TRANSACTIONS                                          $       (534,300)  $      1,395,012   $        174,564   $     (4,311,839)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                    $     (1,885,620)  $        457,026   $     (2,753,844)  $     (5,728,512)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                     $     70,459,148   $     36,494,293   $    150,785,575   $     76,414,959
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                           $     68,573,528   $     36,951,319   $    148,031,731   $     70,686,447
----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS
AT END OF YEAR                                           $         92,464   $        (67,276)  $       (232,465)  $         57,761
----------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                              MINNESOTA FUND    NEW JERSEY FUND   PENNSYLVANIA FUND
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                                    $       2,166,219  $      11,906,234  $      10,498,518
   Net realized loss from investments, financial
      futures contracts and interest rate swap
      contracts transactions                                                       (1,571,290)        (8,343,479)        (9,422,517)
   Net change in unrealized appreciation (depreciation)
      from investments, financial futures contracts and
      interest rate swap contracts                                                    519,546          1,648,870          5,294,546
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $       1,114,475  $       5,211,625  $       6,370,547
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                               $        (428,465) $      (1,535,267) $        (880,465)
      Class B                                                                      (1,925,180)       (10,358,266)       (10,029,316)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                         $      (2,353,645) $     (11,893,533) $     (10,909,781)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                               $       2,931,703  $       9,849,317  $       5,858,277
      Class B                                                                       4,149,495         16,360,046         14,315,516
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                                         254,408            614,589            416,703
      Class B                                                                       1,080,703          5,007,102          4,270,247
   Cost of shares redeemed
      Class A                                                                      (1,388,119)        (5,762,032)        (3,673,512)
      Class B                                                                      (7,034,108)       (26,669,607)       (22,213,123)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                     $          (5,918) $        (600,585) $      (1,025,892)
-----------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                                  $      (1,245,088) $      (7,282,493) $      (5,565,126)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                                        $      51,480,145  $     267,405,351  $     226,761,000
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                              $      50,235,057  $     260,122,858  $     221,195,874
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS
AT END OF YEAR                                                              $         (72,481) $         858,574  $          49,016
-----------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                               ARIZONA FUND -- CLASS A
                                                        ---------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                        ---------------------------------------------------------------------
                                                           2004          2003         2002(2)           2001         2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     9.550   $     9.730   $     9.680      $     9.480  $     9.850
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income(1)                                $     0.493   $     0.482   $     0.485      $     0.529  $     0.495
Net realized and unrealized gain (loss)                       0.088        (0.182)        0.045            0.163       (0.363)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $     0.581   $     0.300   $     0.530      $     0.692  $     0.132
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $    (0.481)  $    (0.480)  $    (0.480)     $    (0.492) $    (0.502)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $    (0.481)  $    (0.480)  $    (0.480)     $    (0.492) $    (0.502)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     9.650   $     9.550   $     9.730      $     9.680  $     9.480
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                6.15%         3.06%         5.67%            7.46%        1.56%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                 $    47,945   $     9,174   $     7,342      $     5,413  $     5,064
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                 0.78%         0.76%         0.78%            0.84%        0.89%
   Expenses after custodian fee reduction(4)                   0.77%         0.75%         0.78%            0.82%        0.88%
   Net investment income                                       5.10%         4.90%         5.05%            5.50%        5.30%
Portfolio Turnover of the Portfolio                              10%            6%           27%              26%          25%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 5.04% to 5.05%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                               ARIZONA FUND -- CLASS B
                                                        ---------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                        ---------------------------------------------------------------------
                                                           2004          2003         2002(2)            2001         2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $    10.620   $    10.830   $    10.770      $    10.540  $    10.950
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income(1)                                $     0.470   $     0.456   $     0.461      $     0.494  $     0.476
Net realized and unrealized gain (loss)                       0.096        (0.211)        0.054            0.203       (0.409)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $     0.566   $     0.245   $     0.515      $     0.697  $     0.067
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $    (0.456)  $    (0.455)  $    (0.455)     $    (0.467) $    (0.477)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $    (0.456)  $    (0.455)  $    (0.455)     $    (0.467) $    (0.477)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $    10.730   $    10.620   $    10.830      $    10.770  $    10.540
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                5.38%         2.22%         4.92%            6.73%        0.81%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                 $    19,471   $    59,399   $    63,117      $    66,376  $    68,378
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                 1.53%         1.51%         1.53%            1.59%        1.63%
   Expenses after custodian fee reduction(4)                   1.52%         1.50%         1.53%            1.57%        1.62%
   Net investment income                                       4.33%         4.17%         4.32%            4.62%        4.58%
Portfolio Turnover of the Portfolio                              10%            6%           27%              26%          25%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.31% to 4.32%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                             COLORADO FUND -- CLASS A
                                                        ---------------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                        ---------------------------------------------------------------------
                                                          2004(1)       2003(1)      2002(1)(2)         2001         2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     9.440   $     9.680   $     9.680      $     9.160  $     9.570
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                   $     0.460   $     0.464   $     0.481      $     0.479  $     0.495
Net realized and unrealized gain (loss)                       0.132        (0.228)       (0.001)(3)        0.535       (0.402)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $     0.592   $     0.236   $     0.480      $     1.014  $     0.093
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $    (0.462)  $    (0.476)  $    (0.480)     $    (0.494) $    (0.503)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $    (0.462)  $    (0.476)  $    (0.480)     $    (0.494) $    (0.503)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     9.570   $     9.440   $     9.680      $     9.680  $     9.160
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                6.33%         2.42%         5.13%           11.35%        1.18%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                 $    19,700   $     8,709   $     6,379      $     2,726  $     2,026
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                 0.75%         0.73%         0.80%            0.86%        0.78%
   Expenses after custodian fee reduction(5)                   0.75%         0.71%         0.78%            0.82%        0.75%
   Net investment income                                       4.78%         4.78%         5.01%            5.06%        5.48%
Portfolio Turnover of the Portfolio                               6%           21%           18%              18%          14%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.99% to 5.01%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3)  Per share amount is not in accord with the net realized and unrealized gain
     (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                             COLORADO FUND -- CLASS B
                                                        ---------------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                        ---------------------------------------------------------------------
                                                          2004(1)       2003(1)      2002(1)(2)          2001        2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $    10.280   $    10.540   $    10.540      $     9.970  $    10.410
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                   $     0.421   $     0.427   $     0.447      $     0.444  $     0.468
Net realized and unrealized gain (loss)                       0.143        (0.244)        0.001            0.588       (0.440)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $     0.564   $     0.183   $     0.448      $     1.032  $     0.028
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $    (0.424)  $    (0.443)  $    (0.448)     $    (0.462) $    (0.468)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $    (0.424)  $    (0.443)  $    (0.448)     $    (0.462) $    (0.468)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $    10.420   $    10.280   $    10.540      $    10.540  $     9.970
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                5.53%         1.70%         4.37%           10.58%        0.45%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                 $    10,579   $    28,242   $    30,116      $    27,730  $    28,446
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                 1.50%         1.48%         1.55%            1.62%        1.52%
   Expenses after custodian fee reduction(4)                   1.50%         1.46%         1.53%            1.58%        1.49%
   Net investment income                                       4.00%         4.04%         4.28%            4.33%        4.75%
Portfolio Turnover of the Portfolio                               6%           21%           18%              18%          14%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.26% to 4.28%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                            CONNECTICUT FUND -- CLASS A
                                                        ---------------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                        ---------------------------------------------------------------------
                                                          2004(1)       2003(1)      2002(1)(2)        2001(1)       2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $    10.540   $    10.750   $    10.750      $    10.140  $    10.460
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                   $     0.488   $     0.494   $     0.508      $     0.518  $     0.521
Net realized and unrealized gain (loss)                       0.070        (0.195)        0.007            0.601       (0.323)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $     0.558   $     0.299   $     0.515      $     1.119  $     0.198
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $    (0.488)  $    (0.509)  $    (0.515)     $    (0.509) $    (0.518)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $    (0.488)  $    (0.509)  $    (0.515)     $    (0.509) $    (0.518)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $    10.610   $    10.540   $    10.750      $    10.750  $    10.140
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                5.34%         2.76%         4.92%           11.30%        2.09%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                 $    96,559   $    25,210   $    22,436      $    12,752  $     8,851
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                 0.79%         0.77%         0.82%            0.86%        0.82%
   Expenses after custodian fee reduction(4)                   0.79%         0.77%         0.80%            0.83%        0.80%
   Net investment income                                       4.58%         4.55%         4.76%            4.95%        5.23%
Portfolio Turnover of the Portfolio                              15%           19%           22%              14%          20%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.75% to 4.76%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                            CONNECTICUT FUND -- CLASS B
                                                        ---------------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                        ---------------------------------------------------------------------
                                                          2004(1)       2003(1)      2002(1)(2)        2001(1)       2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $    10.490   $    10.700   $    10.700      $    10.090  $    10.400
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                   $     0.404   $     0.411   $     0.429      $     0.440  $     0.439
Net realized and unrealized gain (loss)                       0.071        (0.194)        0.004            0.598       (0.321)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $     0.475   $     0.217   $     0.433      $     1.038  $     0.118
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $    (0.405)  $    (0.427)  $    (0.433)     $    (0.428) $    (0.428)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $    (0.405)  $    (0.427)  $    (0.433)     $    (0.428) $    (0.428)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $    10.560   $    10.490   $    10.700      $    10.700  $    10.090
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                4.55%         1.99%         4.13%           10.48%        1.31%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                 $    36,518   $   122,822   $   128,349      $   126,304  $   123,978
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                 1.54%         1.52%         1.57%            1.60%        1.60%
   Expenses after custodian fee reduction(4)                   1.54%         1.52%         1.55%            1.57%        1.58%
   Net investment income                                       3.77%         3.82%         4.03%            4.24%        4.46%
Portfolio Turnover of the Portfolio                              15%           19%           22%              14%          20%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.02% to 4.03%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                            MICHIGAN FUND -- CLASS A
                                                        ---------------------------------------------------------------------
                                                                               YEAR ENDED JULY 31,
                                                        ---------------------------------------------------------------------
                                                           2004          2003         2002(2)           2001         2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     9.400   $     9.590   $     9.570      $     9.040  $     9.430
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income(1)                                $     0.456   $     0.476   $     0.486      $     0.479  $     0.480
Net realized and unrealized gain (loss)                       0.086        (0.190)        0.010            0.526       (0.356)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $     0.542   $     0.286   $     0.496      $     1.005  $     0.124
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $    (0.462)  $    (0.476)  $    (0.476)     $    (0.475) $    (0.471)
From net realized gain                                           --            --            --               --       (0.043)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $    (0.462)  $    (0.476)  $    (0.476)     $    (0.475) $    (0.514)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     9.480   $     9.400   $     9.590      $     9.570  $     9.040
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                5.83%         2.96%         5.34%           11.37%        1.55%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                 $    54,332   $     4,079   $     3,308      $     2,838  $     2,701
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                 0.81%         0.79%         0.80%            0.86%        0.81%
   Expenses after custodian fee reduction(4)                   0.80%         0.78%         0.80%            0.85%        0.81%
   Net investment income                                       4.81%         4.92%         5.11%            5.12%        5.40%
Portfolio Turnover of the Portfolio                              16%           12%            7%               8%          30%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 5.10% to 5.11%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                              MICHIGAN FUND -- CLASS B
                                                        ---------------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                        ---------------------------------------------------------------------
                                                           2004          2003         2002(2)            2001        2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $    10.500   $    10.710   $    10.690      $    10.090  $    10.520
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income(1)                                $     0.445   $     0.453   $     0.461      $     0.457  $     0.459
Net realized and unrealized gain (loss)                       0.071        (0.213)        0.009            0.592       (0.401)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $     0.516   $     0.240   $     0.470      $     1.049  $     0.058
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $    (0.436)  $    (0.450)  $    (0.450)     $    (0.449) $    (0.445)
From net realized gain                                           --            --            --               --       (0.043)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $    (0.436)  $    (0.450)  $    (0.450)     $    (0.449) $    (0.488)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $    10.580   $    10.500   $    10.710      $    10.690  $    10.090
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                4.96%         2.19%         4.50%           10.59%        0.75%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                 $    11,146   $    66,608   $    73,107      $    77,957  $    82,580
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                 1.56%         1.54%         1.55%            1.60%        1.60%
   Expenses after custodian fee reduction(4)                   1.55%         1.53%         1.55%            1.59%        1.60%
   Net investment income                                       4.14%         4.20%         4.34%            4.38%        4.61%
Portfolio Turnover of the Portfolio                              16%           12%            7%               8%          30%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 4.33% to 4.34%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                             MINNESOTA FUND -- CLASS A
                                                        ---------------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                        ---------------------------------------------------------------------
                                                          2004(1)       2003(1)      2002(1)(2)         2001         2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     9.090   $     9.310   $     9.410      $     9.070  $     9.460
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                   $     0.432   $     0.449   $     0.504      $     0.488  $     0.491
Net realized and unrealized gain (loss)                       0.029        (0.185)       (0.118)           0.336       (0.395)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $     0.461   $     0.264   $     0.386      $     0.824  $     0.096
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $    (0.441)  $    (0.484)  $    (0.486)     $    (0.484) $    (0.486)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $    (0.441)  $    (0.484)  $    (0.486)     $    (0.484) $    (0.486)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     9.110   $     9.090   $     9.310      $     9.410  $     9.070
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                5.12%         2.86%         4.22%            9.29%        1.21%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                 $    29,369   $     8,956   $     7,370      $     5,364  $     5,079
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                 0.79%         0.78%         0.77%            0.87%        0.79%
   Expenses after custodian fee reduction(4)                   0.79%         0.76%         0.75%            0.82%        0.77%
   Net investment income                                       4.71%         4.83%         5.41%            5.26%        5.48%
Portfolio Turnover of the Portfolio                              12%           15%           26%              17%          12%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 5.39% to 5.41%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                             MINNESOTA FUND -- CLASS B
                                                                                YEAR ENDED JULY 31,
                                                        ---------------------------------------------------------------------
                                                          2004(1)       2003(1)      2002(1)(2)          2001        2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     9.790   $    10.030   $    10.130      $     9.770  $    10.170
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                   $     0.390   $     0.411   $     0.470      $     0.451  $     0.453
Net realized and unrealized gain (loss)                       0.029        (0.204)       (0.121)           0.352       (0.418)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $     0.419   $     0.207   $     0.349      $     0.803  $     0.035
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $    (0.399)  $    (0.447)  $    (0.449)     $    (0.443) $    (0.435)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $    (0.399)  $    (0.447)  $    (0.449)     $    (0.443) $    (0.435)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     9.810   $     9.790   $    10.030      $    10.130  $     9.770
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                4.33%         2.07%         3.52%            8.36%        0.52%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                 $    15,212   $    41,279   $    44,110      $    43,819  $    43,660
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                 1.54%         1.53%         1.52%            1.62%        1.55%
   Expenses after custodian fee reduction(4)                   1.54%         1.51%         1.50%            1.57%        1.53%
   Net investment income                                       3.92%         4.11%         4.68%            4.52%        4.74%
Portfolio Turnover of the Portfolio                              12%           15%           26%              17%          12%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.66% to 4.68%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           NEW JERSEY FUND -- CLASS A
                                                        ---------------------------------------------------------------------
                                                                               YEAR ENDED JULY 31,
                                                        ---------------------------------------------------------------------
                                                           2004           2003        2002(2)            2001        2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $    10.070   $    10.320   $    10.340      $     9.760  $    10.190
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income(1)                                $     0.508   $     0.527   $     0.558      $     0.542  $     0.543
Net realized and unrealized gain (loss)                       0.082        (0.248)       (0.043)           0.572       (0.430)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $     0.590   $     0.279   $     0.515      $     1.114  $     0.113
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $    (0.530)  $    (0.529)  $    (0.535)     $    (0.534) $    (0.543)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $    (0.530)  $    (0.529)  $    (0.535)     $    (0.534) $    (0.543)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $    10.130   $    10.070   $    10.320      $    10.340  $     9.760
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                5.89%         2.67%         5.16%           11.71%        1.34%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                 $   161,964   $    31,548   $    27,736      $    19,212  $    14,690
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                 0.84%         0.82%         0.83%            0.88%        0.83%
   Expenses after custodian fee reduction(4)                   0.83%         0.82%         0.83%            0.87%        0.83%
   Net investment income                                       4.99%         5.07%         5.46%            5.39%        5.64%
Portfolio Turnover of the Portfolio                              15%           15%           26%              20%          26%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 5.45% to 5.46%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                              NEW JERSEY FUND -- CLASS B
                                                        ---------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                        ---------------------------------------------------------------------
                                                           2004          2003         2002(2)           2001         2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $    10.510   $    10.780   $    10.790      $    10.180  $    10.610
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income(1)                                $     0.445   $     0.470   $     0.504      $     0.494  $     0.489
Net realized and unrealized gain (loss)                       0.086        (0.271)       (0.039)           0.590       (0.443)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $     0.531   $     0.199   $     0.465      $     1.084  $     0.046
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $    (0.471)  $    (0.469)  $    (0.475)     $    (0.474) $    (0.476)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $    (0.471)  $    (0.469)  $    (0.475)     $    (0.474) $    (0.476)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $    10.570   $    10.510   $    10.780      $    10.790  $    10.180
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                5.07%         1.80%         4.43%           10.88%        0.63%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                 $    78,427   $   228,575   $   239,669      $   238,445  $   233,230
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                 1.59%         1.57%         1.58%            1.63%        1.60%
   Expenses after custodian fee reduction(4)                   1.58%         1.57%         1.58%            1.62%        1.60%
   Net investment income                                       4.12%         4.33%         4.72%            4.71%        4.88%
Portfolio Turnover of the Portfolio                              15%           15%           26%              20%          26%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 4.71% to 4.72%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                             PENNSYLVANIA FUND -- CLASS A
                                                        ---------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                        ---------------------------------------------------------------------
                                                           2004          2003         2002(2)           2001         2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     9.680   $     9.870   $     9.870      $     9.480  $     9.990
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income(1)                                $     0.513   $     0.525   $     0.565      $     0.548  $     0.534
Net realized and unrealized gain (loss)                       0.053        (0.171)       (0.021)           0.381       (0.492)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $     0.566   $     0.354   $     0.544      $     0.929  $     0.042
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $    (0.516)  $    (0.544)  $    (0.544)     $    (0.539) $    (0.552)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $    (0.516)  $    (0.544)  $    (0.544)     $    (0.539) $    (0.552)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     9.730   $     9.680   $     9.870      $     9.870  $     9.480
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                5.91%         3.60%         5.66%           10.05%        0.58%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                 $   156,465   $    17,109   $    14,896      $    11,411  $     9,302
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                 0.85%         0.83%         0.87%            0.89%        0.90%
   Expenses after custodian fee reduction(4)                   0.84%         0.83%         0.85%            0.85%        0.90%
   Net investment income                                       5.27%         5.29%         5.74%            5.65%        5.63%
Portfolio Turnover of the Portfolio                              14%           23%           15%              15%          18%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           PENNSYLVANIA FUND -- CLASS B
                                                        ---------------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                        ---------------------------------------------------------------------
                                                           2004          2003         2002(2)            2001        2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $    10.010   $    10.210   $    10.210      $     9.800  $    10.310
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income(1)                                $     0.458   $     0.469   $     0.510      $     0.492  $     0.477
Net realized and unrealized gain (loss)                       0.049        (0.182)       (0.026)           0.392       (0.508)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $     0.507   $     0.287   $     0.484      $     0.884  $    (0.031)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $    (0.457)  $    (0.487)  $    (0.484)     $    (0.474) $    (0.479)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $    (0.457)  $    (0.487)  $    (0.484)     $    (0.474) $    (0.479)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $    10.060   $    10.010   $    10.210      $    10.210  $     9.800
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                5.10%         2.81%         4.83%            9.21%       (0.15)%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                 $    51,972   $   204,087   $   211,865      $   218,068  $   227,779
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                 1.60%         1.58%         1.62%            1.65%        1.66%
   Expenses after custodian fee reduction(4)                   1.59%         1.58%         1.60%            1.61%        1.66%
   Net investment income                                       4.48%         4.57%         5.00%            4.90%        4.86%
Portfolio Turnover of the Portfolio                              14%           23%           15%              15%          18%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS as of July 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan
   Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund), individually, the Fund, collectively, the Funds. The Funds offer two classes of shares: Class A and Class B. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Arizona Fund invests its assets in the Arizona Municipals Portfolio, the Colorado Fund invests its assets in the Colorado Municipals Portfolio, the Connecticut Fund invests its assets in the Connecticut Municipals Portfolio, the Michigan Fund invests its assets in the Michigan Municipals Portfolio, the Minnesota Fund invests its assets in the Minnesota Municipals Portfolio, the New Jersey Fund invests its assets in the New Jersey Municipals Portfolio and the Pennsylvania Fund invests its assets in the Pennsylvania Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at July 31, 2004 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At July 31, 2004, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

   FUND              AMOUNT          EXPIRES
   -----------------------------------------------
   Arizona           $     177,375   July 31, 2008
                           589,819   July 31, 2009
                           536,449   July 31, 2010
                           353,624   July 31, 2012

   Colorado                145,382   July 31, 2009
                           146,689   July 31, 2010
                           166,807   July 31, 2012

   Connecticut              91,011   July 31, 2005
                           242,814   July 31, 2008
                           214,600   July 31, 2010
                           502,297   July 31, 2012

   FUND              AMOUNT          EXPIRES
   -----------------------------------------------
   Michigan          $   1,114,454   July 31, 2008
                           226,944   July 31, 2010
                           681,535   July 31, 2011

   Minnesota               329,867   July 31, 2005
                           340,808   July 31, 2008
                           128,212   July 31, 2009
                           214,916   July 31, 2010
                           382,839   July 31, 2012

   New Jersey               23,676   July 31, 2005
                         1,190,382   July 31, 2009
                           941,924   July 31, 2011
                         3,296,401   July 31, 2012

   Pennsylvania          1,809,455   July 31, 2005
                           933,369   July 31, 2009
                         1,301,218   July 31, 2010
                         7,701,119   July 31, 2011
                         1,108,751   July 31, 2012

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies that will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at July 31, 2004, Arizona Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund had net capital losses of $173,763, $14,348, $590,062 and $1,134,215, respectively, attributable to security transactions incurred after October 31, 2003. These are treated as arising on the first day of each Fund's taxable year ending July 31, 2005.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

   H OTHER -- Investment transactions are accounted for on a trade-date basis.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

   The tax character of distributions paid for the years ended July 31, 2004 and July 31, 2003 was as follows:

   YEAR ENDED 7/31/04               ARIZONA       COLORADO    CONNECTICUT     MICHIGAN     MINNESOTA     NEW JERSEY   PENNSYLVANIA
   --------------------------------------------------------------------------------------------------------------------------------
   Distributions declared from:
   Tax-exempt income              $  3,026,661  $  1,422,121  $  5,722,568  $  2,977,968  $  2,003,490  $ 11,848,514  $  10,313,515
   Ordinary income                $      1,351  $     39,165  $     77,312  $     12,234  $     68,949  $      3,336  $       4,204

   YEAR ENDED 7/31/03               ARIZONA       COLORADO    CONNECTICUT     MICHIGAN     MINNESOTA     NEW JERSEY   PENNSYLVANIA
   --------------------------------------------------------------------------------------------------------------------------------
   Distributions declared from:
   Tax-exempt income              $  3,004,006  $  1,577,450  $  6,204,269  $  3,087,464  $  2,348,450  $ 11,845,514  $  10,860,222
   Ordinary income                $     24,745  $     42,103  $     33,970  $     73,167  $      5,195  $     48,019  $      49,559

   During the year ended July 31, 2004, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses:

                                    ARIZONA       COLORADO    CONNECTICUT     MICHIGAN     MINNESOTA     NEW JERSEY   PENNSYLVANIA
   --------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease):
   Paid in capital                $   (281,246) $   (583,171) $ (3,145,102)           --  $ (2,863,543) $ (4,843,800) $  (7,461,554)
   Accumulated net realized
     gain/(loss) on investments   $    368,240  $    550,403  $  3,126,155  $     54,710  $  2,803,041  $  4,941,197  $   7,551,999
   Accumulated undistributed
     income                       $    (86,994) $     32,768  $     18,947  $    (54,710) $     60,502  $    (97,397) $     (90,445)

   These changes had no effect on the net assets or net asset value per share of the Funds.

   As of July 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                    ARIZONA       COLORADO    CONNECTICUT     MICHIGAN     MINNESOTA     NEW JERSEY   PENNSYLVANIA
   --------------------------------------------------------------------------------------------------------------------------------
   Undistributed income           $    216,045            --            --  $    138,707            --  $    547,901  $     358,063
   Capital loss carryforward      $ (1,657,267) $   (458,878) $ (1,050,722) $ (2,022,933) $ (1,396,642) $ (5,452,383) $ (12,853,912)
   Unrealized gain                $  2,524,503  $  1,137,625  $  6,819,356  $  5,704,248  $  1,186,573  $ 11,564,814  $   7,511,863
   Other temporary differences    $    169,002  $    (50,001) $   (234,545) $   (121,715) $    244,805  $  1,181,053  $      16,398

3  SHARES OF BENEFICIAL INTEREST

   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                             ARIZONA FUND
                                                        -----------------------
                                                          YEAR ENDED JULY 31,
                                                        -----------------------
   CLASS A                                                 2004         2003
   ----------------------------------------------------------------------------
   Sales                                                 2,733,332      378,487
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         58,866       17,130
   Redemptions                                            (468,430)    (189,343)
   Exchange from Class B shares                          1,682,315           --
   ----------------------------------------------------------------------------
   NET INCREASE                                          4,006,083      206,274
   ----------------------------------------------------------------------------

                                                             ARIZONA FUND
                                                        -----------------------
                                                          YEAR ENDED JULY 31,
                                                        -----------------------
   CLASS B                                                 2004         2003
   ----------------------------------------------------------------------------
   Sales                                                   145,924      437,109
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         92,652       86,163
   Redemptions                                          (2,487,952)    (759,609)
   Exchange to Class A shares                           (1,530,200)          --
   ----------------------------------------------------------------------------
   NET DECREASE                                         (3,779,576)    (236,337)
   ----------------------------------------------------------------------------

                                                             COLORADO FUND
                                                        -----------------------
                                                          YEAR ENDED JULY 31,
                                                        -----------------------
   CLASS A                                                 2004         2003
   ----------------------------------------------------------------------------
   Sales                                                   555,441      364,592
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         41,316       18,660
   Redemptions                                            (386,904)    (120,102)
   Exchange from Class B shares                            925,644           --
   ----------------------------------------------------------------------------
   NET INCREASE                                          1,135,497      263,150
   ----------------------------------------------------------------------------

                                                             COLORADO FUND
                                                        -----------------------
                                                          YEAR ENDED JULY 31,
                                                        -----------------------
   CLASS B                                                 2004         2003
   ----------------------------------------------------------------------------
   Sales                                                   157,284      168,406
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         44,100       55,914
   Redemptions                                          (1,084,505)    (334,094)
   Exchange to Class A shares                             (849,990)          --
   ----------------------------------------------------------------------------
   NET DECREASE                                         (1,733,111)    (109,774)
   ----------------------------------------------------------------------------

                                                           CONNECTICUT FUND
                                                        -----------------------
                                                          YEAR ENDED JULY 31,
                                                        -----------------------
   CLASS A                                                 2004         2003
   ----------------------------------------------------------------------------
   Sales                                                 2,227,450      705,436
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        121,644       60,375
   Redemptions                                          (1,383,098)    (461,706)
   Exchange from Class B shares                          5,743,654           --
   ----------------------------------------------------------------------------
   NET INCREASE                                          6,709,650      304,105
   ----------------------------------------------------------------------------

                                                           CONNECTICUT FUND
                                                        -----------------------
                                                          YEAR ENDED JULY 31,
                                                        -----------------------
   CLASS B                                                 2004         2003
   ----------------------------------------------------------------------------
   Sales                                                   200,639      831,576
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        183,313      228,550
   Redemptions                                          (2,861,054)  (1,350,375)
   Exchange to Class A shares                           (5,769,498)          --
   ----------------------------------------------------------------------------
   NET DECREASE                                         (8,246,600)    (290,249)
   ----------------------------------------------------------------------------

                                                             MICHIGAN FUND
                                                        -----------------------
                                                          YEAR ENDED JULY 31,
                                                        -----------------------
   CLASS A                                                 2004         2003
   ----------------------------------------------------------------------------
   Sales                                                 2,037,124      150,521
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         59,130        7,429
   Redemptions                                            (408,206)     (69,100)
   Exchange from Class B shares                          3,611,969           --
   ----------------------------------------------------------------------------
   NET INCREASE                                          5,300,017       88,850
   ----------------------------------------------------------------------------

                                                             MICHIGAN FUND
                                                        -----------------------
                                                          YEAR ENDED JULY 31,
                                                        -----------------------
   CLASS B                                                 2004         2003
   ----------------------------------------------------------------------------
   Sales                                                   122,371      323,147
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        104,496      136,993
   Redemptions                                          (2,282,823)    (941,435)
   Exchange to Class A shares                           (3,234,210)          --
   ----------------------------------------------------------------------------
   NET DECREASE                                         (5,290,166)    (481,295)
   ----------------------------------------------------------------------------

                                                            MINNESOTA FUND
                                                        -----------------------
                                                          YEAR ENDED JULY 31,
                                                        -----------------------
   CLASS A                                                 2004         2003
   ----------------------------------------------------------------------------
   Sales                                                 1,133,734      315,627
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         51,053       27,434
   Redemptions                                            (436,749)    (149,378)
   Exchange from Class B shares                          1,489,150           --
   ----------------------------------------------------------------------------
   NET INCREASE                                          2,237,188      193,683
   ----------------------------------------------------------------------------

                                                            MINNESOTA FUND
                                                        -----------------------
                                                          YEAR ENDED JULY 31,
                                                        -----------------------
   CLASS B                                                 2004         2003
   ----------------------------------------------------------------------------
   Sales                                                   154,579      415,077
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         89,614      107,917
   Redemptions                                          (1,528,068)    (704,543)
   Exchange to Class A shares                           (1,383,082)          --
   ----------------------------------------------------------------------------
   NET DECREASE                                         (2,666,957)    (181,549)
   ----------------------------------------------------------------------------

                                                            NEW JERSEY FUND
                                                        -----------------------
                                                          YEAR ENDED JULY 31,
                                                        -----------------------
   CLASS A                                                 2004         2003
   ----------------------------------------------------------------------------
   Sales                                                 5,723,600      945,861
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        220,938       59,254
   Redemptions                                          (1,745,009)    (558,568)
   Exchange from Class B shares                          8,660,337           --
   ----------------------------------------------------------------------------
   NET INCREASE                                         12,859,866      446,547
   ----------------------------------------------------------------------------

                                                           NEW JERSEY FUND
                                                       ------------------------
                                                         YEAR ENDED JULY 31,
                                                       ------------------------
   CLASS B                                                 2004         2003
   ----------------------------------------------------------------------------
   Sales                                                   652,645    1,507,451
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        468,294      460,248
   Redemptions                                          (7,151,002)  (2,463,631)
   Exchange to Class A shares                           (8,291,619)          --
   ----------------------------------------------------------------------------
   NET DECREASE                                        (14,321,682)    (495,932)
   ----------------------------------------------------------------------------

                                                           PENNSYLVANIA FUND
                                                        -----------------------
                                                          YEAR ENDED JULY 31,
                                                        -----------------------
   CLASS A                                                 2004         2003
   ----------------------------------------------------------------------------
   Sales                                                 5,365,005      588,911
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        193,952       42,066
   Redemptions                                          (1,306,201)    (371,922)
   Exchange from Class B shares                         10,061,875           --
   ----------------------------------------------------------------------------
   NET INCREASE                                         14,314,631      259,055
   ----------------------------------------------------------------------------

                                                           PENNSYLVANIA FUND
                                                       ------------------------
                                                         YEAR ENDED JULY 31,
                                                       ------------------------
   CLASS B                                                2004          2003
   ----------------------------------------------------------------------------
   Sales                                                   564,034    1,393,405
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        360,250      415,382
   Redemptions                                          (6,419,960)  (2,165,938)
   Exchange to Class A shares                           (9,723,604)          --
   ----------------------------------------------------------------------------
   NET DECREASE                                        (15,219,280)    (357,151)
   ----------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended July 31, 2004, EVM earned $2,429 $1,369, $6,222, $3,648, $2,459, $10,434, and $12,195 in sub-transfer agent fees from
   Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $4,847, $2,617, $5,178, $3,365, $1,848,
   $11,190 and $12,328 as its portion of the sales charge on sales of Class A shares from the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund, respectively, for the year ended July 31, 2004.

   Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR.

5  DISTRIBUTION AND SERVICE PLANS

   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plan) (collectively, the Plans). The Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B shares and, accordingly, reduces each Fund's net assets. For the year ended July 31, 2004, the Class B shares of the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued $345,820, $160,486, $697,322, $354,315, $240,481, $1,351,399
   and $1,144,892, respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. At July 31, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund were approximately $1,066,000, $953,000, $1,500,000, $151,000, $788,000, $1,182,000 and $1,920,000, respectively.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.20% of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the year ended July 31, 2004, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued service fees to or payable to EVD in the amount of $43,862, $24,922, $99,638, $43,723, $32,455, $153,752 and $132,105, respectively, for Class A shares, and $92,219, $42,796, $185,953, $94,309, $64,128, $360,373 and $305,305,
   respectively, for Class B shares.

   Certain officers and Trustees of the Funds are officers or directors of EVD.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC charges received on Class B redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $0, $0, $0, $0, $900, $0 and $200 of CDSC paid by Class A shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the year ended July 31, 2004. EVD received approximately $37,000, $30,000, $67,000, $34,000, $30,000, $138,000 and $102,000 of CDSC
   paid by Class B shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the year ended July 31, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended July 31, 2004 were as follows:

   ARIZONA FUND
   Increases           $     43,047,695
   Decreases                 50,440,391

   COLORADO FUND
   Increases           $     16,113,250
   Decreases                 25,211,650

   CONNECTICUT FUND
   Increases           $     88,200,374
   Decreases                111,555,797

   MICHIGAN FUND
   Increases           $     56,158,015
   Decreases                 65,726,019

   MINNESOTA FUND
   Increases           $     25,878,233
   Decreases                 34,305,333

   NEW JERSEY FUND
   Increases           $    157,599,787
   Decreases                193,285,738

   PENNSYLVANIA FUND
   Increases           $    159,800,719
   Decreases                186,135,265

8  SHAREHOLDER MEETING (UNAUDITED)

   The Funds held a Special Meeting of Shareholders on February 20, 2004. At the Special Meeting, shareholders of each Fund other than Eaton Vance Colorado Municipals Fund and Eaton Vance Minnesota Municipals Fund voted to change the Funds' diversification status from diversified to non-diversified. The meeting with regard to Eaton Vance Colorado Municipals Fund and Eaton Vance Minnesota Municipals Fund was adjourned until March 19, 2004, at which time those Funds also passed the proposal to change their diversification status. The results of the vote were as follows:

                   ARIZONA    COLORADO    CONNECTICUT     MICHIGAN
                     FUND       FUND          FUND          FUND
   -----------------------------------------------------------------
   Affirmative    2,977,223   1,620,785     5,830,059      3,179,329
   Against          295,524     108,345       638,572        380,965
   Abstain          177,644     165,390       364,596        231,151

                              MINNESOTA    NEW JERSEY   PENNSYLVANIA
                                 FUND         FUND          FUND
   -----------------------------------------------------------------
   Affirmative                2,278,024    11,220,546     11,003,763
   Against                      198,863       859,196      1,011,231
   Abstain                      232,772       665,740        526,220

9  SUBSEQUENT EVENT

   Each of the Funds invests its assets in a corresponding investment company (referred to as a Portfolio) that has the same investment objective and policies as each Fund. Effective September 17, 2004, each Fund began to invest its assets directly in securities. Each Fund's investment objective and other investment policies remain unchanged. In addition, Boston Management and Research, the investment adviser to the Portfolios, acts as investment adviser to each Fund. The investment advisory fee paid remains unchanged.

EATON VANCE MUNICIPALS FUNDS as of July 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE MUNICIPALS TRUST:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund (the Funds) (certain of the series of Eaton Vance Municipals Trust) (the Trust) as of July 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2004 and 2003 and the financial highlights for each of the years in the five year period ended July 31, 2004. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of Eaton Vance Municipals Trust at July 31, 2004, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 20, 2004

ARIZONA MUNICIPALS PORTFOLIO as of July 31, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
EDUCATION -- 2.4%
$      1,000   Arizona School Facility Board,
               (State School Improvements), 5.00%, 7/1/19                       $     1,044,030
         500   Glendale, IDA, (Midwestern University),
               5.75%, 5/15/21                                                           532,375
-----------------------------------------------------------------------------------------------
                                                                                $     1,576,405
-----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.1%
$        700   Pima County, IDA, (Tucson Electric Power Co.),
               6.00%, 9/1/29                                                    $       687,498
       1,000   Salt River, Agriculture Improvements and Power District,
               5.00%, 1/1/31                                                          1,003,710
       1,000   Salt River, Agriculture Improvements and Power District,
               5.00%, 1/1/23                                                          1,024,470
-----------------------------------------------------------------------------------------------
                                                                                $     2,715,678
-----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 15.3%
$      1,250   Maricopa County, IDA, (Place Five and The Greenery),
               Escrowed to Maturity, 8.625%, 1/1/27                             $     1,498,200
       7,500   Maricopa County, Single Family, Escrowed to Maturity,
               0.00%, 2/1/16                                                          4,395,225
       6,500   Phoenix, IDA, Single Family, Escrowed to Maturity,
               0.00%, 12/1/14                                                         4,124,250
-----------------------------------------------------------------------------------------------
                                                                                $    10,017,675
-----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 3.4%
$      1,125   Puerto Rico, 0.00%, 7/1/18                                       $       584,010
       1,500   Tucson, 5.375%, 7/1/21                                                 1,648,425
-----------------------------------------------------------------------------------------------
                                                                                $     2,232,435
-----------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 1.8%
$        800   Coconino County, IDA, Health Care Institution,
               (Guidance Center, Inc.), 5.80%, 6/1/11                           $       743,936
         500   Yavapai County, IDA, Health Care Institution,
               (West Yavapai Guidance), 6.625%, 8/15/24                                 456,905
-----------------------------------------------------------------------------------------------
                                                                                $     1,200,841
-----------------------------------------------------------------------------------------------

HOSPITAL -- 5.9%
$        750   Arizona Health Facilities Authority,
               (John C. Lincoln Health Network), 5.75%, 12/1/32                 $       723,052
       1,059   Arizona Health Facilities Authority,
               (Phoenix Memorial Hospital), 8.125%, 6/1/12(1)                            31,766
$      1,171   Arizona Health Facilities Authority, (Phoenix Memorial
               Hospital), 8.20%, 6/1/21(1)                                      $        35,139
       1,350   Maricopa County, IDA, (Catholic Healthcare),
               5.50%, 7/1/26                                                          1,315,561
       1,000   Scottsdale, IDA, (Scottsdale Healthcare),
               5.70%, 12/1/21                                                         1,027,000
       1,000   Winslow, IDA, (Winslow Memorial Hospital),
               5.50%, 6/1/22                                                            771,580
-----------------------------------------------------------------------------------------------
                                                                                $     3,904,098
-----------------------------------------------------------------------------------------------

HOUSING -- 1.8%
$        835   Maricopa County, IDA, (National Health Facilities II),
               6.375%, 1/1/19                                                   $       670,998
         500   Phoenix, IDA, (Woodstone and Silver Springs Apartments),
               (Asset Guaranty), 6.25%, 4/1/23                                          504,250
-----------------------------------------------------------------------------------------------
                                                                                $     1,175,248
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 2.3%
$      1,000   Casa Grande, (Frito Lay, Inc.), 6.60%, 12/1/10                   $     1,026,430
         650   Phoenix Airport Authority, (America West Airlines, Inc.),
               (AMT), 6.25%, 6/1/19                                                     500,695
-----------------------------------------------------------------------------------------------
                                                                                $     1,527,125
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 2.8%
$      1,800   Northern Arizona University, (Research Projects), (AMBAC),
               5.00%, 9/1/30                                                    $     1,806,840
-----------------------------------------------------------------------------------------------
                                                                                $     1,806,840
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.2%
$        900   Pima County, IDA, (Tucson Electric Power Co.), (FSA),
               7.25%, 7/15/10                                                   $       948,150
         670   Puerto Rico Electric Power Authority, (FSA), Variable Rate,
               7/1/29(2)(3)                                                             735,178
         500   Puerto Rico Electric Power Authority, (MBIA),
               5.00%, 7/1/32                                                            504,815
         400   Puerto Rico Electric Power Authority, (MBIA), Variable Rate,
               7/1/16(2)(3)                                                             567,456
-----------------------------------------------------------------------------------------------
                                                                                $     2,755,599
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 7.5%
$      1,000   Maricopa County, IDA, (Samaritan Health Services), (MBIA),
               Escrowed to Maturity, 7.00%, 12/1/16                             $     1,247,360
       1,000   Pima County, IDA, (Carondolet Health Care Corp.), (MBIA),
               Escrowed to Maturity, 5.25%, 7/1/11                                    1,101,200

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED (CONTINUED)
$      1,000   Puerto Rico, (FGIC), Prerefunded to 7/1/12,
               5.00%, 7/1/32                                                    $     1,102,210
         310   Puerto Rico, (FSA), Prerefunded to 7/1/11,
               5.125%, 7/1/30                                                           343,725
       1,000   Yuma, IDA, (Yuma Regional Medical Center), (FSA),
               Prerefunded to 8/1/11, 5.00%, 8/1/31                                   1,099,370
-----------------------------------------------------------------------------------------------
                                                                                $     4,893,865
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 1.2%
$        190   Puerto Rico, (FSA), 5.125%, 7/1/30                               $       193,570
         500   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                          616,070
-----------------------------------------------------------------------------------------------
                                                                                $       809,640
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 10.7%
$      1,195   Arizona Health Facilities Authority, (Arizona Healthcare
               Systems), (FGIC), 5.50%, 6/1/15                                  $     1,330,704
       1,000   Arizona Health Facilities Authority, (Northern Arizona
               Healthcare System), (AMBAC), 4.75%, 10/1/30                              960,140
       2,000   Maricopa County, IDA, (Mayo Clinic Hospital), (AMBAC),
               5.25%, 11/15/37(4)                                                     2,022,220
       1,000   Mesa IDA, (Discovery Health System), (MBIA),
               5.625%, 1/1/29                                                         1,045,300
       1,500   Scottsdale, IDA, (Scottsdale Memorial Hospital), (AMBAC),
               6.125%, 9/1/17                                                         1,667,235
-----------------------------------------------------------------------------------------------
                                                                                $     7,025,599
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 4.7%
$      1,000   Arizona State University, (Research Infrastructure Projects),
               (AMBAC), 5.00%, 9/1/30                                           $     1,003,490
         550   Marana, Municipal Facilities, (Municipal Property Corp.),
               (AMBAC), 5.00%, 7/1/28                                                   552,453
       1,000   Puerto Rico Public Finance Corp., (AMBAC), Variable
               Rate, 6/1/26(3)(5)                                                     1,187,990
         290   Puerto Rico Public Finance Corp., (AMBAC), Variable
               Rate, 6/1/24(2)(3)                                                       349,543
-----------------------------------------------------------------------------------------------
                                                                                $     3,093,476
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 4.9%
$      1,000   Arizona Tourism and Sports Authority, (Multipurpose
               Stadium Facility), (MBIA), 5.00%, 7/1/25                         $     1,015,420
         750   Arizona Tourism and Sports Authority, (Multipurpose
               Stadium Facility), (MBIA), 5.00%, 7/1/28                                 754,418
       1,400   Puerto Rico Infrastructure Financing Authority, (AMBAC),
               Variable Rate, 7/1/28(2)(3)                                            1,438,122
-----------------------------------------------------------------------------------------------
                                                                                $     3,207,960
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 9.1%
$      3,000   Phoenix Civic Improvements Corp., Airport Revenue,
               (FGIC), (AMT), 5.25%, 7/1/27                                     $     3,032,400
       1,250   Puerto Rico Highway and Transportation Authority,
               (MBIA), 5.50%, 7/1/36                                                  1,342,300
       1,500   Tucson Street and Highway Revenue, (FGIC),
               5.00%, 7/1/18                                                          1,566,255
-----------------------------------------------------------------------------------------------
                                                                                $     5,940,955
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 3.5%
$      1,205   Peoria, Water and Sewer, (FGIC), 5.00%, 7/1/18                   $     1,257,960
       1,000   Phoenix Civic Improvements Corp., Water System Revenue,
               (FGIC), 5.00%, 7/1/22                                                  1,029,940
-----------------------------------------------------------------------------------------------
                                                                                $     2,287,900
-----------------------------------------------------------------------------------------------

POOLED LOANS -- 8.6%
$      2,000   Arizona Educational Loan Marketing Corp., (AMT),
               6.25%, 6/1/06                                                    $     2,101,240
       2,000   Arizona Educational Loan Marketing Corp., (AMT),
               6.30%, 12/1/08                                                         2,042,500
       1,500   Arizona Student Loan Acquisition Authority, (AMT),
               7.625%, 5/1/10                                                         1,534,005
-----------------------------------------------------------------------------------------------
                                                                                $     5,677,745
-----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 2.1%
$      1,800   Arizona Health Facilities Authority,
               (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(6)                 $     1,406,988
-----------------------------------------------------------------------------------------------
                                                                                $     1,406,988
-----------------------------------------------------------------------------------------------

WATER AND SEWER -- 4.0%
$      1,000   Central Arizona Water Conservation District,
               5.50%, 11/1/09                                                   $     1,113,460
       1,500   Phoenix, Civic Improvement Corp., Wastewater System,
               4.75%, 7/1/23                                                          1,500,075
-----------------------------------------------------------------------------------------------
                                                                                $     2,613,535
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 100.3%
   (IDENTIFIED COST $62,978,141)                                                $    65,869,607
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.3)%                                        $      (189,699)
-----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $    65,679,908
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2004, 48.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.0% to 16.7% of total investments.

(1)  Non-income producing security.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of the securities is $4,894,359 or 7.5% of the Portfolio's net assets.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security has been issued as an inverse floater bond.

(6)  The Portfolio is accruing only partial interest on this security.

                        SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO as of July 31, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
EDUCATION -- 6.8%
$      1,000   Colorado Educational and Cultural Facilities Authority,
               (Alexander Dawson School), 5.30%, 2/15/29                        $     1,012,760
       1,000   Colorado Springs, (Colorado College), 5.25%, 6/1/24                    1,034,580
-----------------------------------------------------------------------------------------------
                                                                                $     2,047,340
-----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.8%
$      3,000   Dawson Ridge, Metropolitan District #1,
               Escrowed to Maturity, 0.00%, 10/1/22                             $     1,166,670
-----------------------------------------------------------------------------------------------
                                                                                $     1,166,670
-----------------------------------------------------------------------------------------------

HOSPITAL -- 13.2%
$        350   Aspen Valley, Hospital District, 6.80%, 10/15/24                 $       369,978
         650   Colorado Health Facilities Authority, (Catholic Health
               Initiatives), 5.25%, 9/1/21                                              666,386
         750   Colorado Health Facilities Authority, (Parkview Memorial
               Hospital), 6.125%, 9/1/25                                                778,582
         500   Colorado Health Facilities Authority, (Portercare Adventist
               Health), 6.50%, 11/15/31                                                 541,310
         500   Colorado Health Facilities Authority, (Vail Valley Medical
               Center), 5.80%, 1/15/27                                                  506,285
         400   La Junta, (Arkansas Valley Regional Medical Center),
               6.10%, 4/1/24                                                            401,008
         715   University of Colorado Hospital Authority,
               5.60%, 11/15/25                                                          724,967
-----------------------------------------------------------------------------------------------
                                                                                $     3,988,516
-----------------------------------------------------------------------------------------------

HOUSING -- 9.6%
$        500   Colorado HFA, Multifamily, (AMT), 6.40%, 10/1/27                 $       517,120
       1,000   Denver, Multifamily, (Bank Lofts), (FHA), (AMT),
               6.15%, 12/1/16                                                         1,034,130
         355   Lake Creek, (Affordable Housing Corp.), Multifamily,
               6.25%, 12/1/23                                                           322,965
       1,000   Lakewood, Multifamily, (FHA), (AMT), 6.65%, 10/1/25                    1,032,760
-----------------------------------------------------------------------------------------------
                                                                                $     2,906,975
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 6.5%
$        500   Colorado HFA, (Waste Management, Inc.), (AMT),
               5.70%, 7/1/18                                                    $       508,150
         500   Denver Airport Special Facilities, (United Airlines), (AMT),
               6.875%, 10/1/32                                                          367,500
         750   Puerto Rico Industrial, Medical and Environmental Pollution
               Control Facility Finance Authority, (American Home
               Products), 5.10%, 12/1/18                                                764,497
$        500   Puerto Rico Port Authority, (American Airlines), (AMT),
               6.25%, 6/1/26                                                    $       336,360
-----------------------------------------------------------------------------------------------
                                                                                $     1,976,507
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 3.3%
$      1,000   University of Colorado, (FGIC), 5.00%, 6/1/27                    $     1,007,670
-----------------------------------------------------------------------------------------------
                                                                                $     1,007,670
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 10.2%
$        500   Arapahoe County, School District #6, (FGIC),
               5.00%, 12/1/22                                                   $       515,260
       1,000   Arapahoe County, Water and Wastewater, Public
               Improvements District, (MBIA), 5.125%, 12/1/32                         1,012,380
         250   Bowles, Metropolitan District, (FSA), 5.00%, 12/1/33                     250,445
       1,000   Pueblo County, School District #70, (FGIC),
               5.00%, 12/1/19                                                         1,082,060
         200   Puerto Rico, (FSA), Variable Rate, 7/1/27(1)(2)                          246,428
-----------------------------------------------------------------------------------------------
                                                                                $     3,106,573
-----------------------------------------------------------------------------------------------

INSURED-HOUSING -- 5.0%
$        500   Colorado Educational and Cultural Facilities Authority,
               (Student Housing Foundation/University of Colorado),
               (AMBAC), 5.00%, 7/1/27                                           $       503,815
         970   Thornton, SCA Realty Multifamily, (FSA), 7.10%, 1/1/30                   997,461
-----------------------------------------------------------------------------------------------
                                                                                $     1,501,276
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 1.6%
$        400   Puerto Rico Public Finance Corp., (AMBAC), Variable
               Rate, 6/1/24(1)(2)                                               $       482,128
-----------------------------------------------------------------------------------------------
                                                                                $       482,128
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 3.4%
$      1,000   Sand Creek, Metropolitan District, (XLCA),
               5.375%, 12/1/27                                                  $     1,039,970
-----------------------------------------------------------------------------------------------
                                                                                $     1,039,970
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 22.2%
$      3,500   E-470 Colorado Public Highway Authority, (MBIA),
               0.00%, 9/1/16                                                    $     1,972,845
       1,750   Northwest Parkway Public Highway Authority, (FSA),
               5.25%, 6/15/41                                                         1,770,318
       3,095   Puerto Rico Highway and Transportation Authority, (AMBAC),
               0.00%, 7/1/18                                                          1,673,157

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION (CONTINUED)
$        250   Puerto Rico Highway and Transportation Authority, (MBIA),
               5.00%, 7/1/36                                                    $       252,363
       1,000   Puerto Rico Highway and Transportation Authority, (MBIA),
               5.50%, 7/1/36(3)                                                       1,073,840
-----------------------------------------------------------------------------------------------
                                                                                $     6,742,523
-----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.3%
$        425   Logan County, Industrial Development, (TLC Care
               Choices, Inc.), 6.875%, 12/1/23                                  $       379,432
-----------------------------------------------------------------------------------------------
                                                                                $       379,432
-----------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 5.6%
$        400   Bachelor Gulch, Metropolitan District, 6.70%, 11/15/19           $       422,920
         360   Bell Mountain Ranch, Metropolitan District,
               6.625%, 11/15/25                                                         366,368
         400   Black Hawk, Business Improvement District, 6.50%, 12/1/11                392,096
         500   Cottonwood, Water and Sanitation District, 7.75%, 12/1/20                526,620
-----------------------------------------------------------------------------------------------
                                                                                $     1,708,004
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.3%
$        400   Eagle County, (Eagle County Airport Terminal), (AMT),
               7.50%, 5/1/21                                                    $       407,020
-----------------------------------------------------------------------------------------------
                                                                                $       407,020
-----------------------------------------------------------------------------------------------

WATER AND SEWER -- 3.4%
$      1,000   Colorado Water Resources, Power Development Authority,
               5.00%, 9/1/21                                                    $     1,033,750
-----------------------------------------------------------------------------------------------
                                                                                $     1,033,750
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.2%
   (IDENTIFIED COST $28,372,313)                                                $    29,494,354
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.8%                                          $       844,391
-----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $    30,338,745
-----------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Authority

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2004, 47.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.5% to 14.6% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of the securities is $728,556 or 2.4% of the Portfolio's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO as of July 31, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
EDUCATION -- 8.9%
$      1,500   Connecticut HEFA, (Loomis Chaffee School),
               5.25%, 7/1/31                                                    $     1,535,535
       2,500   Connecticut HEFA, (University of Hartford),
               5.25%, 7/1/32                                                          2,520,075
       2,000   Connecticut HEFA, (Yale University), 5.00%, 7/1/42                     1,998,220
       4,350   Connecticut HEFA, (Yale University), 5.125%, 7/1/27                    4,412,640
       1,350   University of Connecticut, 5.00%, 5/15/23                              1,376,514
-----------------------------------------------------------------------------------------------
                                                                                $    11,842,984
-----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.6%
$      3,135   Connecticut Development Authority, (Connecticut Light
               and Power), 5.85%, 9/1/28                                        $     3,263,253
         800   Connecticut Development Authority, (Western Mass
               Electric), Variable Rate, 9/1/28(1)(2)                                   861,184
       2,000   Puerto Rico Electric Power Authority, 5.125%, 7/1/29                   2,004,880
-----------------------------------------------------------------------------------------------
                                                                                $     6,129,317
-----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 7.0%
$      3,010   Connecticut Clean Water Fund, Prerefunded to
               10/1/11, 5.50%, 10/1/19                                          $     3,404,340
       1,305   Connecticut HEFA, (NHP), (Sharon Healthcare),
               Prerefunded to 11/1/04, 6.25%, 11/1/14                                 1,347,099
       1,500   Connecticut HEFA, (NHP), (Wadsworth Glen), (AMT),
               Prerefunded to 11/1/04, 7.50%, 11/1/16                                 1,552,140
       2,000   Connecticut HEFA, (NHP), (Windsor), Prerefunded to
               11/1/04, 7.125%, 11/1/14                                               2,068,880
         100   Guam Power Authority, Prerefunded to 10/1/04,
               6.625%, 10/1/14                                                          102,905
         170   Puerto Rico Public Finance Corp., Escrowed to Maturity,
               6.00%, 8/1/26                                                            192,652
         545   University of Connecticut, Prerefunded to 4/1/12,
               5.375%, 4/1/18                                                           610,580
-----------------------------------------------------------------------------------------------
                                                                                $     9,278,596
-----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.4%
$      1,750   Connecticut, 0.00%, 11/1/09                                      $     1,472,817
       1,270   Danbury, 4.50%, 2/1/14                                                 1,336,624
       1,065   Puerto Rico, 0.00%, 7/1/15                                               655,529
         400   Redding, 5.50%, 10/15/18                                                 455,420
         650   Redding, 5.625%, 10/15/19                                                750,503
         535   Wilton, 5.25%, 7/15/18                                                   596,568
         535   Wilton, 5.25%, 7/15/19                                                   597,231
-----------------------------------------------------------------------------------------------
                                                                                $     5,864,692
-----------------------------------------------------------------------------------------------

HOUSING -- 0.0%
$         45   Connecticut HFA, Housing Mortgage Finance Program,
               (AMT), 5.45%, 5/15/32                                            $        45,825
-----------------------------------------------------------------------------------------------
                                                                                $        45,825
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 7.0%
$      3,065   Connecticut Development Authority, Airport Facility,
               (Signature Flight), (AMT), 6.625%, 12/1/14                       $     2,950,154
       4,500   Eastern Connecticut Resource Recovery Authority,
               (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20                            4,472,055
         700   Puerto Rico Port Authority, (American Airlines), (AMT),
               6.25%, 6/1/26                                                            470,904
       1,350   Sprague, Environmental Improvement, (International
               Paper Co.), (AMT), 5.70%, 10/1/21                                      1,360,382
-----------------------------------------------------------------------------------------------
                                                                                $     9,253,495
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 11.2%
$      1,250   Connecticut HEFA, (Choate Rosemary College), (MBIA),
               5.00%, 7/1/27                                                    $     1,255,600
       1,550   Connecticut HEFA, (Connecticut College), (MBIA),
               5.00%, 7/1/32                                                          1,560,478
       2,500   Connecticut HEFA, (Fairfield University), (MBIA),
               5.25%, 7/1/25                                                          2,585,900
       1,000   Connecticut HEFA, (Greenwich Academy), (FSA),
               5.00%, 3/1/32                                                          1,007,620
       5,305   Connecticut HEFA, (Trinity College), (MBIA),
               5.50%, 7/1/21                                                          6,033,536
       1,440   Connecticut HEFA, (Westminster School), (MBIA),
               5.00%, 7/1/29                                                          1,447,733
       1,000   University of Connecticut, (FGIC), 5.00%, 11/15/29                     1,010,670
-----------------------------------------------------------------------------------------------
                                                                                $    14,901,537
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.8%
$      4,000   Puerto Rico Electric Power Authority, (FSA),
               4.75%, 7/1/24                                                    $     4,019,320
       1,000   Puerto Rico Electric Power Authority, (MBIA), Variable
               Rate, 7/1/16(2)(3)                                                     1,418,640
         830   Puerto Rico Electric Power Authority, DRIVERS, (FSA),
               Variable Rate, 7/1/29(2)(3)                                              910,742
-----------------------------------------------------------------------------------------------
                                                                                $     6,348,702
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 1.3%
$      1,000   Connecticut Special Tax Transportation Infrastructure,
               (FSA), Prerefunded to 10/1/11, 5.00%, 10/1/21                    $     1,096,860
         515   Puerto Rico, (FGIC), Prerefunded to 7/1/12,
               5.00%, 7/1/32                                                            567,638
-----------------------------------------------------------------------------------------------
                                                                                $     1,664,498
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 14.1%
$      3,870   Bridgeport, (FGIC), 4.75%, 8/15/21                               $     3,945,310
       2,305   Bridgeport, (FGIC), 5.375%, 8/15/19                                    2,490,138
       2,000   Connecticut, (FSA), 5.00%, 10/15/19                                    2,095,840
       1,000   New Britain, (MBIA), 6.00%, 3/1/12                                     1,164,900
       3,500   New Haven, (FGIC), 5.00%, 11/1/18                                      3,697,505
       1,265   New Milford, (AMBAC), 5.00%, 1/15/14                                   1,383,062
         350   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                          431,249
       3,500   Suffield, (MBIA), 4.75%, 6/15/21                                       3,566,640
-----------------------------------------------------------------------------------------------
                                                                                $    18,774,644
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 5.3%
$      1,000   Connecticut HEFA, (Bridgeport Hospital), (MBIA),
               6.625%, 7/1/18                                                   $     1,003,870
       2,000   Connecticut HEFA, (Children's Medical Center), (MBIA),
               5.00%, 7/1/21                                                          2,065,480
       1,000   Connecticut HEFA, (Danbury Hospital), (AMBAC),
               5.375%, 7/1/17                                                         1,049,970
       1,500   Connecticut HEFA, (Hospital of St. Raphael), (AMBAC),
               6.625%, 7/1/14                                                         1,554,150
       1,350   Connecticut HEFA, (Lawrence and Memorial Hospital),
               (MBIA), 5.00%, 7/1/22                                                  1,353,186
-----------------------------------------------------------------------------------------------
                                                                                $     7,026,656
-----------------------------------------------------------------------------------------------

INSURED-HOUSING -- 1.1%
$      1,405   Connecticut HFA, (Housing Mortgage Finance Program),
               (MBIA), (AMT), 5.30%, 5/15/33                                    $     1,422,029
-----------------------------------------------------------------------------------------------
                                                                                $     1,422,029
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 3.5%
$      3,250   Puerto Rico Public Building Authority, (AMBAC),
               5.50%, 7/1/21                                                    $     3,687,938
         800   Puerto Rico Public Finance Corp., (AMBAC), Variable
               Rate, 6/1/24(2)(3)                                                       964,256
-----------------------------------------------------------------------------------------------
                                                                                $     4,652,194
-----------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 1.3%
$        550   Connecticut HEFA, (Child Care Facility Program), (AMBAC),
               5.00%, 7/1/31                                                    $       550,154
       1,150   Connecticut HEFA, (Village Families & Children), (AMBAC),
               5.00%, 7/1/32                                                          1,152,001
-----------------------------------------------------------------------------------------------
                                                                                $     1,702,155
-----------------------------------------------------------------------------------------------

INSURED-POOLED LOANS -- 1.0%
$      1,360   Connecticut Higher Education Supplemental Loan
               Authority, (MBIA), (AMT), 5.25%, 11/15/21                        $     1,394,231
-----------------------------------------------------------------------------------------------
                                                                                $     1,394,231
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 0.3%
$        375   Puerto Rico Infrastructure Financing Authority, (AMBAC),
               Variable Rate, 7/1/28(1)(2)                                      $       381,806
-----------------------------------------------------------------------------------------------
                                                                                $       381,806
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 6.6%
$      5,500   Connecticut Airport, (Bradley International Airport),
               (FGIC), (AMT), 5.125%, 10/1/26                                   $     5,506,490
         500   Guam International Airport Authority, (MBIA),
               5.25%, 10/1/23                                                           524,630
       1,750   Puerto Rico Highway and Transportation Authority,
               (AMBAC), 0.00%, 7/1/16                                                 1,052,678
       1,630   Puerto Rico Highway and Transportation Authority,
               (AMBAC), Variable Rate, 7/1/28(2)(3)                                   1,677,922
-----------------------------------------------------------------------------------------------
                                                                                $     8,761,720
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 2.2%
$      1,530   South Central Connecticut Regional Water Authority,
               (MBIA), 5.00%, 8/1/25                                            $     1,563,935
       1,340   South Central Connecticut Regional Water Authority,
               (FGIC), 5.125%, 8/1/29                                                 1,363,088
-----------------------------------------------------------------------------------------------
                                                                                $     2,927,023
-----------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 1.5%
$      1,830   Puerto Rico Public Finance Corp., (Commonwealth
               Appropriation), 6.00%, 8/1/26                                    $     2,060,672
-----------------------------------------------------------------------------------------------
                                                                                $     2,060,672
-----------------------------------------------------------------------------------------------

POOLED LOANS -- 0.4%
$        575   Connecticut Higher Education Supplemental Loan Authority,
               (AMT), 6.20%, 11/15/09                                           $       576,259
-----------------------------------------------------------------------------------------------
                                                                                $       576,259
-----------------------------------------------------------------------------------------------

SOLID WASTE -- 5.1%
$      2,335   Bristol Resource Recovery Facility, (Ogden Martin Systems),
               6.50%, 7/1/14                                                    $     2,462,538
       4,250   Connecticut Resources Recovery Authority, (American
               REF-FUEL Co.), (AMT), 6.45%, 11/15/22                                  4,348,175
-----------------------------------------------------------------------------------------------
                                                                                $     6,810,713
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE -- 4.6%
$      3,180   Connecticut Special Tax Transportation Infrastructure,
               6.125%, 9/1/12(4)                                                $     3,670,356
       2,000   Connecticut Special Tax Transportation Infrastructure,
               6.50%, 10/1/12                                                         2,391,580
-----------------------------------------------------------------------------------------------
                                                                                $     6,061,936
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.4%
$        500   Puerto Rico Highway and Transportation Authority,
               5.50%, 7/1/15                                                    $       554,825
-----------------------------------------------------------------------------------------------
                                                                                $       554,825
-----------------------------------------------------------------------------------------------

WATER AND SEWER -- 1.9%
$      1,250   Connecticut Clean Water Fund, 6.00%, 10/1/12                     $     1,458,700
       1,100   Stamford, Water Pollution Control System and Facilities,
               5.00%, 11/15/32                                                        1,103,003
-----------------------------------------------------------------------------------------------
                                                                                $     2,561,703
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.5%
   (IDENTIFIED COST $124,316,511)                                               $   130,998,212
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.5%                                          $     1,930,001
-----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   132,928,213
-----------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2004, 53.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.3% to 21.6% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of the securities is $6,645,799 or 5.0% of the Portfolio's net assets.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO as of July 31, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
BOND BANK -- 0.1%
$         30   Michigan Municipal Bond Authority Local Government Loan,
               6.90%, 5/1/21                                                    $        30,133
-----------------------------------------------------------------------------------------------
                                                                                $        30,133
-----------------------------------------------------------------------------------------------

EDUCATION -- 1.9%
$      1,250   Michigan Higher Education Facilities Authority,
               (Creative Studies), 5.85%, 12/1/22                               $     1,265,150
-----------------------------------------------------------------------------------------------
                                                                                $     1,265,150
-----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.5%
$      1,000   Puerto Rico Electric Power Authority, 5.125%, 7/1/29             $     1,002,440
-----------------------------------------------------------------------------------------------
                                                                                $     1,002,440
-----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 1.9%
$      1,250   Puerto Rico Public Buildings Authority, Commonwealth
               Guaranteed, 5.25%, 7/1/29                                        $     1,267,312
-----------------------------------------------------------------------------------------------
                                                                                $     1,267,312
-----------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 1.6%
$      1,070   Pittsfield Township EDC, (Arbor Hospice),
               7.875%, 8/15/27                                                  $     1,014,660
-----------------------------------------------------------------------------------------------
                                                                                $     1,014,660
-----------------------------------------------------------------------------------------------

HOSPITAL -- 13.1%
$        500   Allegan Hospital Finance Authority, (Allegan
               General Hospital), 7.00%, 11/15/21                               $       515,695
         745   Mecosta County, (Michigan General Hospital),
               5.75%, 5/15/09                                                           757,725
       2,000   Michigan Hospital Finance Authority, (Central Michigan
               Community Hospital), 6.25%, 10/1/27                                    2,005,220
       3,250   Michigan Hospital Finance Authority, (McLaren
               Obligated Group), 4.50%, 10/15/21                                      3,044,080
       1,500   Michigan Hospital Finance Authority, (Oakwood Hospital),
               5.75%, 4/1/32                                                          1,534,275
         750   Michigan Hospital Finance Authority, (Sparrow
               Obligation Group), 5.625%, 11/15/36                                      750,712
-----------------------------------------------------------------------------------------------
                                                                                $     8,607,707
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 3.9%
$      2,000   Dickinson, EDC, (Champion International),
               5.85%, 10/1/18                                                   $     2,041,000
$        525   Michigan Strategic Fund, (S.D. Warren), (AMT),
               7.375%, 1/15/22                                                  $       534,030
-----------------------------------------------------------------------------------------------
                                                                                $     2,575,030
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 6.2%
$      1,000   Ferris State University, (AMBAC), 5.00%, 10/1/23(1)              $     1,011,280
       1,000   Michigan Technological University, (XLCA),
               5.00%, 10/1/33                                                         1,002,370
       2,000   Western Michigan University, (FGIC), 5.125%, 11/15/22                  2,067,320
-----------------------------------------------------------------------------------------------
                                                                                $     4,080,970
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 5.2%
$      2,000   Michigan Strategic Fund Resource Recovery,
               (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29               $     2,056,460
         300   Michigan Strategic Fund, (Detroit Edison Co.), (FGIC),
               6.95%, 5/1/11                                                            359,052
       1,000   Puerto Rico Electric Power Authority, (FSA),
               4.75%, 7/1/24                                                          1,004,830
-----------------------------------------------------------------------------------------------
                                                                                $     3,420,342
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 7.4%
$      3,500   Kent Hospital Finance Authority, (Butterworth
               Health System), Prerefunded to 1/15/06, (MBIA),
               6.125%, 1/15/21                                                  $     3,779,755
       1,000   Lake Orion, School District, Prerefunded to
               5/1/05, (AMBAC), 7.00%, 5/1/20                                         1,051,150
-----------------------------------------------------------------------------------------------
                                                                                $     4,830,905
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 35.0%
$      1,000   Avondale School District, (AMBAC), 4.75%, 5/1/22                 $     1,004,360
       1,005   Brighton School District, (AMBAC), 0.00%, 5/1/18                         529,796
         250   Clawson City School District, (FSA), 5.00%, 5/1/24                       252,192
       2,000   Detroit School District, (FGIC), 5.25%, 5/1/28                         2,058,940
       1,000   Detroit, City School District, (FSA), 6.00%, 5/1/29                    1,163,810
       1,000   Grand Blanc Community Schools, (FSA), 5.00%, 5/1/28                    1,005,140
       1,900   Holland School District, (AMBAC),
               0.00%, 5/1/17                                                          1,044,126
       1,000   Hudsonville Public Schools, (FSA), 5.00%, 5/1/29                       1,003,370
       3,000   Lake Orion, Community School District, (FGIC),
               5.125%, 5/1/23                                                         3,076,590
       1,000   Melvindale-Northern Allen Park School District,
               (Building and Site), (FSA), 5.00%, 5/1/28                              1,004,490
       1,000   Novi Building Authority, (FSA), 5.50%, 10/1/25                         1,059,160
       2,410   Okemos Public Schools, (MBIA), 0.00%, 5/1/16                           1,399,246
       2,790   Parchment School District, (MBIA), 5.00%, 5/1/25                       2,890,579
         350   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                          431,249

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)
$      1,400   Redford Union School District No.1, (AMBAC),
               5.00%, 5/1/22                                                    $     1,478,694
       2,500   Wyoming Public Schools, (FGIC), 5.125%, 5/1/23                         2,563,825
       1,000   Zeeland Public Schools, (FGIC), 5.25%, 5/1/22                          1,050,510
-----------------------------------------------------------------------------------------------
                                                                                $    23,016,077
-----------------------------------------------------------------------------------------------

INSURED-HOUSING -- 2.5%
$      1,000   Michigan Building Authority, (Facilities Program), (MBIA),
               5.00%, 10/15/29                                                  $     1,003,220
         660   Michigan HDA, Rental Housing, (MBIA), (AMT),
               5.30%, 10/1/37                                                           664,330
-----------------------------------------------------------------------------------------------
                                                                                $     1,667,550
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 0.8%
$        550   Wayne Charter County, (Airport Hotel-Detroit
               Metropolitan Airport), (MBIA), 5.00%, 12/1/30                    $       551,265
-----------------------------------------------------------------------------------------------
                                                                                $       551,265
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 3.6%
$        345   Puerto Rico Highway and Transportation Authority, (MBIA),
               Variable Rate, 7/1/26(2)(3)                                      $       431,195
       2,000   Wayne Charter County Airport, Residual Certificates,
               (MBIA), (AMT), Variable Rate, 12/1/28(3)(4)                            1,926,300
-----------------------------------------------------------------------------------------------
                                                                                $     2,357,495
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 6.9%
$      2,400   Grand Rapids, Sanitary Sewer System, (FGIC),
               4.75%, 1/1/28                                                    $     2,330,544
       2,165   Warren, Water and Sewer, (FSA), 5.25%, 11/1/26                         2,228,586
-----------------------------------------------------------------------------------------------
                                                                                $     4,559,130
-----------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 3.8%
$      3,050   Detroit, Downtown Tax Increment, 0.00%, 7/1/16                   $     1,652,155
       2,000   Detroit, Downtown Tax Increment, 0.00%, 7/1/20                           843,160
-----------------------------------------------------------------------------------------------
                                                                                $     2,495,315
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.8%
$      1,500   Kent County Airport Facility, (AMT), Variable Rate,
               1/1/25(3)(4)                                                     $     1,500,090
       1,000   Puerto Rico Highway and Transportation Authority,
               5.00%, 7/1/36                                                            976,880
-----------------------------------------------------------------------------------------------
                                                                                $     2,476,970
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 99.2%
   (IDENTIFIED COST $59,620,729)                                                $    65,218,451
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.8%                                          $       503,824
-----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $    65,722,275
-----------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2004, 68.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 22.5% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of the securities is $4,288,834 or 6.5% of the Portfolio's net assets.

(4)  Security has been issued as an inverse floater bond.

                        SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO as of July 31, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
EDUCATION -- 12.0%
$      1,000   Hopkins, (Blake School), 5.50%, 9/1/24                           $     1,053,050
       1,250   Minnesota Higher Education Facilities Authority,
               (Hamline University), 6.00%, 10/1/29                                   1,284,175
         575   Minnesota Higher Education Facilities Authority,
               (Minneapolis College of Art), 5.375%, 5/1/21                             585,367
         500   Minnesota Higher Education Facilities Authority,
               (St. John's University), 5.25%, 10/1/26                                  506,815
         500   Minnesota Higher Education Facilities Authority,
               (St. John's University), 5.40%, 10/1/22                                  509,955
       1,380   St. Cloud Housing and Redevelopment Authority,
               (University Foundation), 5.00%, 5/1/23                                 1,406,096
-----------------------------------------------------------------------------------------------
                                                                                $     5,345,458
-----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 10.1%
$      2,000   Chaska, Electric, 6.10%, 10/1/30                                 $     2,098,200
         400   Puerto Rico Electric Power Authority, Variable Rate,
               7/1/29(1)(2)                                                             401,952
       1,980   Rochester Electric, 5.25%, 12/1/30                                     2,010,215
-----------------------------------------------------------------------------------------------
                                                                                $     4,510,367
-----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 10.9%
$        750   Dakota County, Community Development Agency,
               (Senior Housing Facilities), 5.00%, 1/1/21                       $       774,840
       1,000   Hennepin County, Regional Railroad Authority,
               5.00%, 12/1/31                                                         1,003,970
       1,500   Minneapolis and St. Paul General Obligation, Metropolitan
               Airport Commission, (AMT), 4.50%, 1/1/15                               1,517,040
       1,000   Minnesota State, (Duluth Airport), (AMT), 6.25%, 8/1/14                1,041,590
         500   Osseo, Independent School District No. 279,
               5.25%, 2/1/21                                                            528,935
-----------------------------------------------------------------------------------------------
                                                                                $     4,866,375
-----------------------------------------------------------------------------------------------

HOSPITAL -- 9.6%
$        700   Martin County, (Fairmont Community Hospital Association),
               6.625%, 9/1/22                                                   $       709,233
       2,000   Rochester Health Care Facilities, (Mayo Clinic),
               5.50%, 11/15/27                                                        2,070,740
         500   Rochester Health Care Facilities, (Mayo Clinic),
               Variable Rate, 11/15/27(1)(2)                                            535,370
       1,000   St. Louis Park, Health Care Facilities Revenue,
               (Nicollet Health Services), 5.25%, 7/1/30                                993,650
-----------------------------------------------------------------------------------------------
                                                                                $     4,308,993
-----------------------------------------------------------------------------------------------

HOUSING -- 6.1%
$        500   Columbia Heights, Multifamily, (Housing Crest),
               6.625%, 4/20/43                                                  $       530,535
         500   Minneapolis, Multifamily, (Bottineau Commons), (AMT),
               5.45%, 4/20/43                                                           508,235
       1,650   Minnetonka, Multifamily, (Archer Heights Apartments),
               (AMT), 6.00%, 1/20/27                                                  1,683,346
-----------------------------------------------------------------------------------------------
                                                                                $     2,722,116
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.9%
$      1,000   Cloquet, (Potlach Corp.), 5.90%, 10/1/26                         $       970,220
       1,605   Minneapolis, Community Development Agency,
               Common Bond Fund, (AMT), 6.80%, 12/1/24                                1,644,772
-----------------------------------------------------------------------------------------------
                                                                                $     2,614,992
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 1.2%
$        500   Minnesota State Colleges and University, (St. Cloud St.
               University), (FSA), 5.00%, 10/1/19                               $       523,340
-----------------------------------------------------------------------------------------------
                                                                                $       523,340
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 12.6%
$        500   Northern Minnesota Municipal Power Agency, (AMBAC),
               4.75%, 1/1/20                                                    $       507,375
         500   Puerto Rico Electric Power Authority, RITES, (FSA),
               Variable Rate, 7/1/29(2)(3)                                              548,640
         950   Southern Minnesota Municipal Power Agency, (MBIA),
               0.00%, 1/1/21(4)                                                         420,898
      10,000   Southern Minnesota Municipal Power Agency, (MBIA),
               0.00%, 1/1/25                                                          3,470,800
          50   Southern Minnesota Municipal Power Agency, (MBIA),
               Variable Rate, 1/1/18(1)(2)                                               51,541
         565   Western Minnesota Municipal Power Agency, (AMBAC),
               5.50%, 1/1/16                                                            616,890
-----------------------------------------------------------------------------------------------
                                                                                $     5,616,144
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 2.8%
$        695   Freeborn County, (Criminal Justice Center), (FGIC),
               5.00%, 2/1/23                                                    $       710,922
         500   St. Francis, Independent School District No. 15, (FSA),
               6.35%, 2/1/12                                                            531,790
-----------------------------------------------------------------------------------------------
                                                                                $     1,242,712
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 3.3%
$        450   Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16                     $       468,810
       1,000   Willmar, (Rice Memorial Hospital), (FSA), 5.00%, 2/1/32                1,010,560
-----------------------------------------------------------------------------------------------
                                                                                $     1,479,370
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
INSURED-HOUSING -- 3.5%
$      1,500   SCA MFMR Receipts, Burnsville, (FSA), 7.10%, 1/1/30              $     1,542,465
-----------------------------------------------------------------------------------------------
                                                                                $     1,542,465
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES
OF PARTICIPATION -- 3.0%
$      1,270   Hopkins, Housing and Redevelopment Authority, (Public
               Works and Fire Station), (MBIA), 5.00%, 2/1/20                   $     1,322,197
-----------------------------------------------------------------------------------------------
                                                                                $     1,322,197
-----------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 1.8%
$        800   St. Paul, Housing and Redevelopment Authority, (Block 19),
               (FSA), 5.35%, 8/1/29                                             $       821,768
-----------------------------------------------------------------------------------------------
                                                                                $       821,768
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.3%
$      1,000   Washington County, Housing and Redevelopment Authority,
               (Annual Appropriation), (MBIA), 5.50%, 2/1/32                    $     1,040,660
-----------------------------------------------------------------------------------------------
                                                                                $     1,040,660
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 3.4%
$      1,500   Minneapolis and St. Paul Metropolitan Airport Commission,
               (FGIC), 5.25%, 1/1/32                                            $     1,536,435
-----------------------------------------------------------------------------------------------
                                                                                $     1,536,435
-----------------------------------------------------------------------------------------------

MISCELLANEOUS -- 4.6%
$      2,000   Minneapolis, Art Center Facilities, (Walker Art Center),
               5.125%, 7/1/21                                                   $     2,070,780
-----------------------------------------------------------------------------------------------
                                                                                $     2,070,780
-----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 4.7%
$      1,000   Columbia Heights, Multifamily, (Crestview Corp.),
               6.00%, 3/1/33                                                    $       917,370
         670   Minneapolis, (Walker Methodist Senior Services),
               6.00%, 11/15/28                                                          513,950
$        975   St. Paul, Housing and Redevelopment, (Care
               Institute, Inc.-Highland), 8.75%, 11/1/24(5)                     $       666,578
-----------------------------------------------------------------------------------------------
                                                                                $     2,097,898
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.8%
   (IDENTIFIED COST $42,218,857)                                                $    43,662,070
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.2%                                          $     1,004,854
-----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $    44,666,924
-----------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2004, 34.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 14.4% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of the securities is $1,537,503 or 3.4% of the Portfolio's net assets.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  The Portfolio is accruing only partial interest on this security.

                        SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO as of July 31, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
COGENERATION -- 1.8%
$      1,725   New Jersey EDA, (Trigen Trenton), (AMT),
               6.20%, 12/1/07                                                   $     1,729,123
       2,500   Port Authority of New York and New Jersey, (KIAC),
               (AMT), 6.75%, 10/1/19                                                  2,532,650
-----------------------------------------------------------------------------------------------
                                                                                $     4,261,773
-----------------------------------------------------------------------------------------------

EDUCATION -- 0.4%
$      1,000   New Jersey Educational Facilities Authority, (Stevens
               Institute of Technology), 5.25%, 7/1/32                          $       996,320
-----------------------------------------------------------------------------------------------
                                                                                $       996,320
-----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.5%
$      9,000   Puerto Rico Electric Power Authority, 0.00%, 7/1/17              $     5,174,730
       2,000   Puerto Rico Electric Power Authority, 0.00%, 7/1/17                    1,141,240
       2,000   Puerto Rico Electric Power Authority, Variable
               Rate, 7/1/29(1)(2)                                                     2,009,760
       2,500   Salem County, Pollution Control Financing, (Public
               Services Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31                 2,537,750
-----------------------------------------------------------------------------------------------
                                                                                $    10,863,480
-----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 2.0%
$      1,500   Hudson County Improvement Authority, 6.625%, 8/1/25              $     1,505,490
       3,000   Mercer County Improvement Authority, 0.00%, 4/1/10                     2,436,300
       1,500   Puerto Rico, 0.00%, 7/1/16                                               873,525
-----------------------------------------------------------------------------------------------
                                                                                $     4,815,315
-----------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 0.5%
$      1,255   New Jersey EDA, (Hudson County Occupational Center),
               6.50%, 7/1/18                                                    $     1,160,850
-----------------------------------------------------------------------------------------------
                                                                                $     1,160,850
-----------------------------------------------------------------------------------------------

HOSPITAL -- 13.0%
$      3,750   Camden County, Improvement Authority, (Cooper Health
               System), 6.00%, 2/15/27                                          $     3,652,800
       2,000   New Jersey Health Care Facilities Financing Authority,
               (Atlantic City Medical Center), 5.75%, 7/1/25                          2,089,700
       3,000   New Jersey Health Care Facilities Financing Authority,
               (Capital Health System), 5.25%, 7/1/17                                 3,003,090
         910   New Jersey Health Care Facilities Financing Authority,
               (Capital Health System), 5.25%, 7/1/27                                   860,705
       2,625   New Jersey Health Care Facilities Financing Authority,
               (Capital Health System), 5.375%, 7/1/33                                2,579,509
$      3,375   New Jersey Health Care Facilities Financing Authority,
               (Deborah Heart and Lung Center), 6.30%, 7/1/23                   $     3,411,787
       1,505   New Jersey Health Care Facilities Financing Authority,
               (Hackensack University Medical Center), 6.00%, 1/1/34                  1,557,901
       2,700   New Jersey Health Care Facilities Financing Authority,
               (Hackensack University Medical Center), 6.00%, 1/1/25                  2,808,270
       2,000   New Jersey Health Care Facilities Financing Authority,
               (Robert Wood Johnson University Hospital), 5.75%, 7/1/31               2,091,040
       1,800   New Jersey Health Care Facilities Financing Authority,
               (Saint Peters University Hospital), 6.875%, 7/1/30                     1,962,342
       1,800   New Jersey Health Care Facilities Financing Authority,
               (Saint Peters University Hospital), 6.875%, 7/1/20                     2,000,178
         550   New Jersey Health Care Facilities Financing Authority,
               (St. Elizabeth's Hospital), 6.00%, 7/1/20                                554,268
       2,000   New Jersey Health Care Facilities Financing Authority,
               (St. Elizabeth's Hospital), 6.00%, 7/1/27                              1,924,100
       2,500   New Jersey Health Care Facilities Financing Authority,
               (Trinitas Hospital), 7.50%, 7/1/30                                     2,776,375
-----------------------------------------------------------------------------------------------
                                                                                $    31,272,065
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.2%
$      1,875   New Jersey EDA, (Continental Airlines), (AMT),
               6.25%, 9/15/29                                                   $     1,405,875
       1,875   New Jersey EDA, (Continental Airlines), (AMT),
               9.00%, 6/1/33                                                          1,824,150
       1,500   New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27(3)                1,460,625
       5,640   New Jersey EDA, (Holt Hauling), (AMT),
               8.95%, 12/15/18(3)                                                     4,575,450
       3,000   New Jersey EDA, (The Seeing Eye, Inc.), 6.20%, 12/1/24                 3,299,130
-----------------------------------------------------------------------------------------------
                                                                                $    12,565,230
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 0.7%
$      1,635   New Jersey Educational Facilities Authority, (Rowan
               University), (FGIC), 5.25%, 7/1/20                               $     1,738,822
-----------------------------------------------------------------------------------------------
                                                                                $     1,738,822
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 1.3%
$      1,300   Puerto Rico Electric Power Authority, (MBIA), Variable
               Rate, 7/1/16(2)(4)                                               $     1,844,232
       1,180   Puerto Rico Electric Power Authority, DRIVERS, (FSA),
               Variable Rate, 7/1/29(2)(4)                                            1,294,790
-----------------------------------------------------------------------------------------------
                                                                                $     3,139,022
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 0.8%
$      1,565   New Jersey Turnpike Authority, (MBIA), Escrowed to
               Maturity, 6.50%, 1/1/16                                          $     1,876,341
-----------------------------------------------------------------------------------------------
                                                                                $     1,876,341
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 8.4%
$      1,250   Bordentown Regional School District Board of Education,
               (FGIC), 5.00%, 1/15/31                                           $     1,257,937
       2,402   Bordentown Regional School District Board of Education,
               (FGIC), 5.00%, 1/15/33                                                 2,415,427
       3,200   Branchburg Township Board of Education, (FSA),
               5.00%, 2/1/26                                                          3,243,424
       1,325   Colts Neck Township Board of Education, (FSA),
               5.00%, 2/1/23                                                          1,392,840
       1,650   Colts Neck Township Board of Education, (FSA),
               5.00%, 2/1/27                                                          1,696,546
       1,000   High Bridge Board of Education, (FSA), 5.00%, 2/15/26                  1,020,560
       5,350   Irvington Township, (FSA), 0.00%, 7/15/22                              2,201,953
       5,350   Irvington Township, (FSA), 0.00%, 7/15/23                              2,076,442
       2,000   Irvington Township, (FSA), 0.00%, 7/15/24                                725,620
       1,885   Pohatcong Township School District, (FSA),
               5.20%, 7/15/22                                                         2,047,544
       2,050   Washington Township, Mercer County Board of Education,
               (FGIC), 5.00%, 1/1/26                                                  2,074,620
-----------------------------------------------------------------------------------------------
                                                                                $    20,152,913
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 5.0%
$      4,250   New Jersey EDA, (Hillcrest Health Services), (AMBAC),
               0.00%, 1/1/19                                                    $     2,137,070
       3,000   New Jersey EDA, (Hillcrest Health Services), (AMBAC),
               0.00%, 1/1/21                                                          1,345,200
      10,970   New Jersey EDA, (St. Barnabas Medical Center), (MBIA),
               0.00%, 7/1/26                                                          3,481,549
       2,890   New Jersey Health Care Facilities Financing Authority,
               (St. Barnabas Health Center), (MBIA), Variable
               Rate, 7/1/28(2)(4)                                                     2,624,525
       6,000   New Jersey Health Care Facilities Financing Authority,
               (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/23                   2,333,280
-----------------------------------------------------------------------------------------------
                                                                                $    11,921,624
-----------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 1.1%
$      2,155   New Jersey EDA, RITES, (FSA), Variable Rate, 5/1/18(2)(4)        $     2,737,863
-----------------------------------------------------------------------------------------------
                                                                                $     2,737,863
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 1.1%
$      3,000   New Jersey EDA, (School Facilities), (AMBAC),
               4.375%, 9/1/29                                                   $     2,735,520
-----------------------------------------------------------------------------------------------
                                                                                $     2,735,520
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 4.7%
$      6,620   Garden State Preservation Trust, (FSA), 0.00%, 11/1/24           $     2,366,187
      10,000   Garden State Preservation Trust, (FSA), 0.00%, 11/1/27                 2,926,400
       2,000   New Jersey Sports & Exposition Authority, (MBIA),
               5.50%, 3/1/22                                                          2,234,660
       3,775   Puerto Rico Infrastructure Financing Authority, (AMBAC),
               Variable Rate, 7/1/28(1)(2)                                            3,843,516
-----------------------------------------------------------------------------------------------
                                                                                $    11,370,763
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 18.7%
$      1,675   Delaware River Port Authority, (FSA), 5.20%, 1/1/25              $     1,732,084
       3,250   Delaware River Port Authority, (FSA), 5.20%, 1/1/27                    3,336,125
       5,500   Delaware River Port Authority, (FSA), 5.75%, 1/1/26                    5,937,910
         435   New Jersey Turnpike Authority, (MBIA), 6.50%, 1/1/16                     520,756
       5,000   New Jersey Turnpike Authority, RITES, (MBIA), Variable
               Rate, 1/1/16(1)                                                        6,951,500
       2,410   Newark Housing Authority, (Newark Marine Terminal),
               (MBIA), 5.00%, 1/1/23                                                  2,474,588
       2,000   Newark Housing Authority, (Newark Marine Terminal),
               (MBIA), 5.00%, 1/1/24                                                  2,042,880
       1,500   Newark Housing Authority, (Newark Marine Terminal),
               (MBIA), 5.00%, 1/1/25                                                  1,525,305
       2,500   Newark Housing Authority, (Newark Marine Terminal),
               (MBIA), 5.00%, 1/1/37                                                  2,491,925
       4,200   Puerto Rico Highway and Transportation Authority, (FSA),
               4.75%, 7/1/38                                                          4,086,012
       4,325   Puerto Rico Highway and Transportation Authority, (MBIA),
               5.50%, 7/1/36                                                          4,644,358
       7,325   Puerto Rico Highway and Transportation Authority, (XLCA),
               5.50%, 7/1/36                                                          7,879,796
       1,500   South Jersey Transportation Authority, (FGIC),
               5.00%, 11/1/33                                                         1,508,865
-----------------------------------------------------------------------------------------------
                                                                                $    45,132,104
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 4.5%
$      3,500   Bayonne, Municipal Utilities Authority, (XLCA),
               4.50%, 4/1/28                                                    $     3,232,040
       2,500   Middlesex County Utilities Authority, (MBIA),
               6.25%, 8/15/10                                                         2,806,750
      13,840   North Hudson, Sewer Authority, (MBIA), 0.00%, 8/1/25                   4,694,113
-----------------------------------------------------------------------------------------------
                                                                                $    10,732,903
-----------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 3.8%
$        720   Atlantic City, Public Facilities Lease Agreement,
               8.875%, 1/15/14                                                  $       949,010
         785   Atlantic City, Public Facilities Lease Agreement,
               8.875%, 1/15/15                                                        1,046,060

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
LEASE REVENUE / CERTIFICATES OF
PARTICIPATION (CONTINUED)
$      2,591   New Jersey Building Authority, (Garden State Savings
               Bonds), 0.00%, 6/15/10                                           $     2,079,329
       1,650   New Jersey EDA, (Economic Recovery), Contract Lease,
               0.00%, 9/15/09                                                         1,379,598
       5,500   New Jersey EDA, (Economic Recovery), Contract Lease,
               0.00%, 3/15/13                                                         3,813,535
-----------------------------------------------------------------------------------------------
                                                                                $     9,267,532
-----------------------------------------------------------------------------------------------

OTHER REVENUE -- 2.8%
$      3,500   New Jersey EDA, (Glimcher Properties REIT), (AMT),
               6.00%, 11/1/28                                                   $     3,283,385
       2,000   Puerto Rico Infrastructure Financing Authority, Variable
               Rate, 10/1/34(2)(4)                                                    2,343,080
       1,500   Tobacco Settlement Financing Corp., Variable
               Rate, 6/1/39(1)(2)                                                     1,207,455
-----------------------------------------------------------------------------------------------
                                                                                $     6,833,920
-----------------------------------------------------------------------------------------------

POOLED LOANS -- 1.0%
$      3,400   New Jersey Higher Educational Student Loan Bonds,
               (AMT), 0.00%, 7/1/10                                             $     2,334,168
-----------------------------------------------------------------------------------------------
                                                                                $     2,334,168
-----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 2.8%
$      2,650   New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18              $     2,652,942
       2,115   New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25                    2,002,038
       3,390   New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25(5)                   2,084,850
-----------------------------------------------------------------------------------------------
                                                                                $     6,739,830
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 12.4%
$      3,500   New Jersey Transportation Trust Fund Authority, Variable
               Rate, 6/15/17(1)(2)                                              $     3,777,340
       5,000   Port Authority of New York and New Jersey,
               5.375%, 3/1/28                                                         5,282,100
      19,000   Port Authority of New York and New Jersey,
               6.125%, 6/1/94(6)                                                     20,932,870
-----------------------------------------------------------------------------------------------
                                                                                $    29,992,310
-----------------------------------------------------------------------------------------------

WATER AND SEWER -- 2.4%
$      5,685   New Jersey EDA, (Atlantic City Sewer), (AMT),
               5.45%, 4/1/28                                                    $     5,674,767
-----------------------------------------------------------------------------------------------
                                                                                $     5,674,767
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.9%
   (IDENTIFIED COST $224,838,919)                                               $   238,315,435
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.1%                                          $     2,701,779
-----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   241,017,214
-----------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2004, 46.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.8% to 17.9% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of the securities is $21,682,561 or 9.0% of the Portfolio's net assets.

(3)  Non-income producing security.

(4)  Security has been issued as a leveraged inverse floater bond.

(5)  The Portfolio is accruing only partial interest on this security.

(6) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO as of July 31, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
COGENERATION -- 5.4%
$      1,585   Carbon County IDA, (Panther Creek Partners),
               6.65%, 5/1/10                                                    $     1,706,237
       4,500   Pennsylvania EDA, (Colver), (AMT), 7.125%, 12/1/15                     4,626,675
       5,000   Pennsylvania EDA, (Northampton Generating), (AMT),
               6.50%, 1/1/13                                                          5,055,200
-----------------------------------------------------------------------------------------------
                                                                                $    11,388,112
-----------------------------------------------------------------------------------------------

EDUCATION -- 0.5%
$      1,100   Lehigh County, General Purpose Authority, (Cedar Crest
               College), 6.70%, 4/1/26                                          $     1,149,775
-----------------------------------------------------------------------------------------------
                                                                                $     1,149,775
-----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.1%
$      2,250   York County IDA, Pollution Control, (Public Service Enterprise
               Group, Inc.), 5.50%, 9/1/20                                      $     2,251,867
-----------------------------------------------------------------------------------------------
                                                                                $     2,251,867
-----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 0.9%
$      1,000   Puerto Rico, 4.75%, 7/1/23                                       $       976,780
       1,000   Radnor Township, 5.125%, 7/15/34                                       1,012,270
-----------------------------------------------------------------------------------------------
                                                                                $     1,989,050
-----------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 3.0%
$      2,000   Allegheny County IDA, (Residual Resources, Inc.),
               6.50%, 9/1/21                                                    $     1,920,280
         750   Allegheny County, (Residential Resources, Inc.),
               6.60%, 9/1/31                                                            718,102
       3,500   Chester County HEFA, (Devereux Foundation),
               6.00%, 11/1/29                                                         3,593,975
-----------------------------------------------------------------------------------------------
                                                                                $     6,232,357
-----------------------------------------------------------------------------------------------

HOSPITAL -- 11.2%
$      3,060   Hazelton Health Service Authority, (Hazelton General
               Hospital), 5.50%, 7/1/27                                         $     2,494,206
       1,150   Horizon Hospital Systems Authority, (Horizon Hospital
               Systems, Inc.), 6.35%, 5/15/26                                         1,194,482
       2,500   Lancaster County, Hospital Authority, 5.50%, 3/15/26                   2,506,050
       2,000   Lebanon County Health Facility Authority, (Good Samaritan
               Hospital), 5.00%, 11/15/18                                             1,954,920
       2,150   Lebanon County Health Facility Authority, (Good Samaritan
               Hospital), 6.00%, 11/15/35                                             2,161,309
       5,000   Lehigh County, General Purpose Authority, (Lehigh Valley
               Health Network), 5.25%, 7/1/32                                         4,777,850
$      2,000   Monroe County, Hospital Authority, (Pocono Medical
               Center), 6.00%, 1/1/43                                           $     2,014,900
       4,100   Pennsylvania HEFA, (UPMC Health System),
               6.00%, 1/15/31                                                         4,278,637
       1,885   Washington County Hospital Authority, (Monongahela
               Hospital), 5.50%, 6/1/17                                               1,973,765
-----------------------------------------------------------------------------------------------
                                                                                $    23,356,119
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.5%
$        500   Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20           $       507,380
       4,000   Franklin County IDA, (Corning, Inc.), 6.25%, 8/1/05                    3,989,240
       2,500   New Morgan IDA, (Browning-Ferris Industries, Inc.), (AMT),
               6.50%, 4/1/19                                                          2,390,600
       4,450   Pennsylvania, IDA, (Sun Co.), (AMT), 7.60%, 12/1/24                    4,613,315
-----------------------------------------------------------------------------------------------
                                                                                $    11,500,535
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 2.3%
$      1,000   Chester County, IDA Educational Facility, (Westtown
               School), (AMBAC), 5.00%, 1/1/31                                  $     1,002,110
       2,500   Delaware County, (Villanova University), (MBIA),
               5.00%, 12/1/28                                                         2,506,550
       1,350   Lycoming County Authority, (Pennsylvania College of
               Technology), (AMBAC), 5.25%, 5/1/32(1)                                 1,383,129
-----------------------------------------------------------------------------------------------
                                                                                $     4,891,789
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 5.0%
$      8,000   Beaver IDA, (Ohio Edison Co.), (FGIC), 7.05%, 10/1/20            $     8,615,040
       1,665   Puerto Rico Electric Power Authority, (FSA), Variable
               Rate, 7/1/29(2)(3)                                                     1,826,971
-----------------------------------------------------------------------------------------------
                                                                                $    10,442,011
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 5.6%
$      1,365   PennsylvaniaTurnpike Commission, (AMBAC), Escrowed to
               Maturity, 4.75%, 12/1/27                                         $     1,341,481
       2,150   Philadelphia, PA, School District, (FSA), Prerefunded to
               2/1/12, 5.50%, 2/1/31                                                  2,419,051
         460   Puerto Rico, (FSA), Prerefunded to 7/1/11,
               5.125%, 7/1/30                                                           510,043
       4,845   Westmoreland Municipal Authority, (FGIC), Escrowed to
               Maturity, 0.00%, 8/15/19                                               2,339,166
       5,400   Westmoreland Municipal Authority, (FGIC), Escrowed to
               Maturity, 0.00%, 8/15/20                                               2,449,170
       5,780   Westmoreland Municipal Authority, (FGIC), Escrowed to
               Maturity, 0.00%, 8/15/20                                               2,621,519
-----------------------------------------------------------------------------------------------
                                                                                $    11,680,430
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 20.9%
$      1,000   Butler School District, (FGIC), 5.00%, 10/1/26                   $     1,004,600
       2,170   Elizabeth Forward School District, (MBIA), 0.00%, 9/1/20                 983,596
       2,170   Elizabeth Forward School District, (MBIA), 0.00%, 9/1/21                 920,905
       2,170   Elizabeth Forward School District, (MBIA), 0.00%, 9/1/22                 863,573
       2,170   Elizabeth Forward School District, (MBIA), 0.00%, 9/1/23                 808,564
       4,350   Erie School District, (AMBAC), 0.00%, 9/1/30                           1,036,953
       2,500   Erie School District, (MBIA), 0.00%, 5/1/19                            1,224,000
       2,625   Erie School District, (MBIA), 0.00%, 5/1/20                            1,207,631
       2,625   Erie School District, (MBIA), 0.00%, 5/1/21                            1,132,766
       3,625   Erie School District, (MBIA), 0.00%, 5/1/22                            1,467,291
       1,000   Gateway, School District Alleghany County, (FGIC),
               5.00%, 10/15/32                                                        1,000,730
       1,075   Greater Nanticoke Area School District, (MBIA),
               0.00%, 10/15/28                                                          285,799
       1,075   Greater Nanticoke Area School District, (MBIA),
               0.00%, 10/15/29                                                          270,115
       2,365   Harrisburg, (AMBAC), 0.00%, 3/15/17                                    1,302,642
       5,175   Hazelton School District, (FGIC), 0.00%, 3/1/21                        2,251,953
       1,000   Hopewell School District, (FSA), 0.00%, 9/1/22                           395,160
       2,000   Hopewell School District, (FSA), 0.00%, 9/1/26                           603,400
       1,315   Lake Lehman School District, (MBIA), 0.00%, 4/1/26                       405,796
         250   Lancaster, (FGIC), 4.50%, 5/1/28                                         233,542
       1,430   Mars Area School District, (MBIA), 0.00%, 3/1/14                         939,553
       3,420   McKeesport Area School District, (AMBAC),
               0.00%, 10/1/25                                                         1,109,277
       2,340   McKeesport Area School District, (AMBAC),
               0.00%, 10/1/27                                                           664,162
       5,400   Northampton County, (FSA), 5.25%, 10/1/30                              5,545,746
       1,000   Philadelphia, (FSA), 5.00%, 9/15/31                                    1,000,220
       2,530   Philadelphia, (FSA), 5.00%, 3/15/28                                    2,534,529
       3,355   Philadelphia, (FSA), 5.25%, 9/15/25                                    3,457,864
         290   Puerto Rico, (FSA), 5.125%, 7/1/30                                       295,449
       3,300   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                        4,066,062
         500   Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(3)                         708,695
         655   Rochester Area School District, (AMBAC), 0.00%, 5/1/10                   526,836
       4,000   Spring Ford School District, (FGIC), 4.75%, 3/1/25                     3,950,680
       1,400   Upper Darby School District, (AMBAC), 5.00%, 5/1/19                    1,451,800
-----------------------------------------------------------------------------------------------
                                                                                $    43,649,889
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 4.3%
$      3,750   Allegheny County Hospital Authority, (Magee-Womens
               Hospital), (FGIC), 0.00%, 10/1/15                                $     2,253,975
       4,000   Pennsylvania Higher Educational Facilities Authority,
               (UPMC Health System), (FSA), 5.00%, 8/1/29                             3,985,840
       1,250   Sharon Health System Authority, (Sharon Regional Health
               System), (MBIA), 5.00%, 12/1/28                                        1,243,300
$      1,310   Washington County Hospital Authority, (Washington
               Hospital), (AMBAC), 5.50%, 7/1/17                                $     1,455,593
-----------------------------------------------------------------------------------------------
                                                                                $     8,938,708
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 0.3%
$        500   Puerto Rico Public Finance Corp., (AMBAC), Variable
               Rate, 6/1/24(2)(3)                                               $       602,660
-----------------------------------------------------------------------------------------------
                                                                                $       602,660
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.5%
$        635   Pennsylvania Turnpike Commission, Franchise Tax
               Revenue, (AMBAC), 4.75%, 12/1/27                                 $       617,753
       2,500   Pittsburgh & Allegheny County, Public Auditorium
               Authority, (Hotel Room), (AMBAC), 5.125%, 2/1/35                       2,513,075
-----------------------------------------------------------------------------------------------
                                                                                $     3,130,828
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 3.7%
$      2,000   Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29           $     2,006,800
       1,000   Pennsylvania Turnpike Commission, (AMBAC),
               5.00%, 12/1/30                                                         1,003,260
       3,750   Pennsylvania Turnpike Commission, (AMBAC),
               5.00%, 7/15/41                                                         3,709,350
         865   Puerto Rico Highway and Transportation Authority,
               (MBIA), Variable Rate, 7/1/26(2)(3)                                    1,081,112
-----------------------------------------------------------------------------------------------
                                                                                $     7,800,522
-----------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 4.4%
$      5,500   Philadelphia Gas Works Revenue, (FSA), 5.00%, 7/1/28             $     5,508,085
       2,700   Philadelphia Gas Works Revenue, (FSA), Variable
               Rate, 7/1/17(2)(3)                                                     3,602,745
-----------------------------------------------------------------------------------------------
                                                                                $     9,110,830
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 7.2%
$      3,000   Allegheny County Sanitation Authority, (MBIA),
               5.50%, 12/1/30                                                   $     3,131,400
       3,500   Harrisburg Authority Water Revenue, (FSA),
               5.00%, 7/15/24                                                         3,558,520
       1,000   Harrisburg Authority Water Revenue, (FSA),
               5.00%, 7/15/29                                                         1,003,560
       1,750   Lower Moreland Township Authority, Sewer Revenue,
               (FSA), 5.00%, 8/1/29                                                   1,754,218
       2,500   Philadelphia Water and Wastewater, (FGIC), Variable
               Rate, 11/1/31(2)(3)                                                    2,482,825

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
INSURED-WATER AND SEWER (CONTINUED)
$      3,000   Pittsburgh Water and Sewer Authority, (AMBAC),
               5.125%, 12/1/27                                                  $     3,050,310
-----------------------------------------------------------------------------------------------
                                                                                $    14,980,833
-----------------------------------------------------------------------------------------------

NURSING HOME -- 4.1%
$      2,000   Allegheny County HDA, (Villa St. Joseph),
               6.00%, 8/15/28                                                   $     1,816,140
         930   Chartiers Valley, IDA, (Beverly Enterprises, Inc.),
               5.375%, 6/1/07                                                           925,248
       1,510   Green County IDA, (Beverly Enterprises, Inc.),
               5.75%, 3/1/13                                                          1,524,904
       3,150   Montgomery IDA, (Advancement of Geriatric Health Care
               Institute), 8.375%, 7/1/23                                             2,902,851
       1,310   Westmoreland County IDA, (Highland Health Systems, Inc.),
               9.25%, 6/1/22                                                          1,316,760
-----------------------------------------------------------------------------------------------
                                                                                $     8,485,903
-----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 11.6%
$      1,210   Bucks County IDA, (Pennswood), 6.00%, 10/1/27                    $     1,234,236
       5,000   Chester IDA, (Senior Life Choice of Kimberton), (AMT),
               8.50%, 9/1/25                                                          5,160,300
       2,475   Chester IDA, (Senior Life Choice of Paoli, L.P.), (AMT),
               8.05%, 1/1/24                                                          2,549,696
       1,860   Cliff House Trust, (AMT), 6.625%, 6/1/27                               1,480,765
       1,700   Crawford County Hospital Authority, (Wesbury United
               Methodist Community), 6.25%, 8/15/29                                   1,663,348
       4,050   Delaware County, (White Horse Village), 7.50%, 7/1/18                  4,152,749
       2,565   Delaware IDA, (Glen Riddle), (AMT), 8.625%, 9/1/25                     2,669,139
       1,865   Grove City, Area Hospital Authority, (Grove Manor),
               6.625%, 8/15/29                                                        1,848,047
       1,835   Lancaster County, Hospital Authority, (Willow Valley
               Retirement Communities), 5.875%, 6/1/31                                1,879,811
         500   Montgomery County Higher Education and Health Authority,
               (Faulkeways at Gwynedd), 6.75%, 11/15/24                                 518,690
       1,100   Philadelphia HEFA, (The Philadelphia Protestant Home),
               6.50%, 7/1/27                                                          1,100,726
-----------------------------------------------------------------------------------------------
                                                                                $    24,257,507
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.3%
$      1,000   Delaware River Joint Toll Bridge Commission,
               5.00%, 7/1/28                                                    $       997,610
       1,000   Erie Municipal Airport Authority, (AMT),
               5.875%, 7/1/16                                                           980,660
         750   Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31                        760,290
-----------------------------------------------------------------------------------------------
                                                                                $     2,738,560
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 99.8%
   (IDENTIFIED COST $199,718,118)                                               $   208,578,285
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.2%                                          $       401,536
-----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   208,979,821
-----------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2004, 55.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.2% to 20.2% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of the securities is $14,371,070 or 6.9% of the Portfolio's net assets.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS as of July 31, 2004

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2004

                                                ARIZONA PORTFOLIO   COLORADO PORTFOLIO   CONNECTICUT PORTFOLIO   MICHIGAN PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments --
   Identified cost                              $      62,978,141   $       28,372,313   $         124,316,511   $       59,620,729
   Unrealized appreciation                              2,891,466            1,122,041               6,681,701            5,597,722
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                           $      65,869,607   $       29,494,354   $         130,998,212   $       65,218,451
-----------------------------------------------------------------------------------------------------------------------------------
Cash                                            $       1,305,244   $          588,264   $             719,843   $            4,872
Receivable for investments sold                                --                   --                      --            1,047,672
Interest receivable                                       493,042              353,011               1,485,837              743,326
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                    $      67,667,893   $       30,435,629   $         133,203,892   $       67,014,321
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased               $       1,801,916   $               --   $                  --   $        1,025,489
Payable for daily variation margin on open
   financial futures contracts                            155,000               68,750                 238,924              134,640
Demand note payable                                            --                   --                      --              100,000
Accrued expenses                                           31,069               28,134                  36,755               31,917
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                               $       1,987,985   $           96,884   $             275,679   $        1,292,046
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
   IN PORTFOLIO                                 $      65,679,908   $       30,338,745   $         132,928,213   $       65,722,275
-----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and
   withdrawals                                  $      63,254,748   $       29,212,094   $         126,237,964   $       60,119,568
Net unrealized appreciation (computed on the
   basis of identified cost)                            2,425,160            1,126,651               6,690,249            5,602,707
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                           $      65,679,908   $       30,338,745   $         132,928,213   $       65,722,275
-----------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           MINNESOTA       NEW JERSEY      PENNSYLVANIA
                                                                           PORTFOLIO       PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments --
   Identified cost                                                       $  42,218,857   $  224,838,919   $  199,718,118
   Unrealized appreciation                                                   1,443,213       13,476,516        8,860,167
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                    $  43,662,070   $  238,315,435   $  208,578,285
------------------------------------------------------------------------------------------------------------------------
Cash                                                                     $     630,841   $    1,848,619   $       16,437
Receivable for investments sold                                                     --               --            5,000
Interest receivable                                                            552,795        3,199,203        2,653,725
------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $  44,845,706   $  243,363,257   $  211,253,447
------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                        $          --   $    1,289,708   $           --
Payable for daily variation margin on open financial futures contracts         150,000        1,000,000          518,750
Demand note payable                                                                 --               --        1,600,000
Due to bank                                                                         --               --          100,000
Accrued expenses                                                                28,782           56,335           54,876
------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $     178,782   $    2,346,043   $    2,273,626
------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $  44,666,924   $  241,017,214   $  208,979,821
------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                  $  43,546,721   $  229,694,098   $  201,673,779
Net unrealized appreciation (computed on the basis of identified cost)       1,120,203       11,323,116        7,306,042
------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                    $  44,666,924   $  241,017,214   $  208,979,821
------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2004

                                                ARIZONA PORTFOLIO   COLORADO PORTFOLIO   CONNECTICUT PORTFOLIO   MICHIGAN PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                        $       3,981,747   $        1,863,372   $           7,614,645   $        3,917,969
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                         $       3,981,747   $        1,863,372   $           7,614,645   $        3,917,969
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                          $         226,487   $           74,126   $             564,755   $          230,444
Trustees fees and expenses                                  6,542                1,621                   8,639                6,549
Legal and accounting services                              26,543               25,835                  32,606               26,603
Custodian fee                                              42,517               26,759                  81,930               44,111
Miscellaneous                                               9,390                7,404                  14,347                9,839
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                  $         311,479   $          135,745   $             702,277   $          317,546
-----------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                   $           2,564   $            1,265   $               4,438   $            3,431
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                        $           2,564   $            1,265   $               4,438   $            3,431
-----------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                    $         308,915   $          134,480   $             697,839   $          314,115
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                           $       3,672,832   $        1,728,892   $           6,916,806   $        3,603,854
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost
      basis)                                    $         304,876   $          343,961   $           1,075,086   $        1,834,109
   Financial futures contracts                            625,446             (409,376)             (1,303,523)            (772,114)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                        $         930,322   $          (65,415)  $            (228,437)  $        1,061,995
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)          $       1,159,595   $          840,581   $           1,483,087   $         (297,209)
   Financial futures contracts                         (1,461,387)            (116,077)               (255,309)            (184,867)
-----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                               $        (301,792)  $          724,504   $           1,227,778   $         (482,076)
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                $         628,530   $          659,089   $             999,341   $          579,919
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS      $       4,301,362   $        2,387,981   $           7,916,147   $        4,183,773
-----------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           MINNESOTA       NEW JERSEY      PENNSYLVANIA
                                                                           PORTFOLIO       PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                 $   2,643,410   $   14,730,191   $   13,293,273
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $   2,643,410   $   14,730,191   $   13,293,273
------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                   $     131,783   $    1,118,328   $      957,324
Trustees fees and expenses                                                       4,405           14,185           13,032
Legal and accounting services                                                   26,981           63,811           51,824
Custodian fee                                                                   33,028          137,809          117,122
Miscellaneous                                                                    8,422           24,435           18,753
------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $     204,619   $    1,358,568   $    1,158,055
------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                            $       1,019   $        5,239   $        8,178
------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                 $       1,019   $        5,239   $        8,178
------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                                             $     203,600   $    1,353,329   $    1,149,877
------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $   2,439,810   $   13,376,862   $   12,143,396
------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $     297,818   $    1,378,645   $      593,897
   Financial futures contracts                                                 873,478        3,278,495        1,963,740
   Interest rate swap contracts                                                 24,623               --               --
------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $   1,195,919   $    4,657,140   $    2,557,637
------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $     689,995   $    5,520,075   $    3,418,217
   Financial futures contracts                                              (1,590,002)      (7,836,529)      (4,803,752)
   Interest rate swap contracts                                                (57,836)              --               --
------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $    (957,843)  $   (2,316,454)  $   (1,385,535)
------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $     238,076   $    2,340,686   $    1,172,102
------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $   2,677,886   $   15,717,548   $   13,315,498
------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2004

                                                ARIZONA PORTFOLIO   COLORADO PORTFOLIO   CONNECTICUT PORTFOLIO   MICHIGAN PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                        $       3,672,832   $        1,728,892   $           6,916,806   $        3,603,854
   Net realized gain (loss) from investments
      and financial futures contracts
      transactions                                        930,322              (65,415)               (228,437)           1,061,995
   Net change in unrealized appreciation
      (depreciation) from investments and
      financial futures contracts                        (301,792)             724,504               1,227,778             (482,076)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS      $       4,301,362   $        2,387,981   $           7,916,147   $        4,183,773
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $      43,047,695   $       16,113,250   $          88,200,374   $       56,158,015
   Withdrawals                                        (50,440,391)         (25,211,650)           (111,555,797)         (65,726,019)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                 $      (7,392,696)  $       (9,098,400)  $         (23,355,423)  $       (9,568,004)
-----------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                      $      (3,091,334)  $       (6,710,419)  $         (15,439,276)  $       (5,384,231)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                            $      68,771,242   $       37,049,164   $         148,367,489   $       71,106,506
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                  $      65,679,908   $       30,338,745   $         132,928,213   $       65,722,275
-----------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           MINNESOTA       NEW JERSEY      PENNSYLVANIA
                                                                           PORTFOLIO       PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                                 $   2,439,810   $   13,376,862   $   12,143,396
   Net realized gain from investments, financial futures contracts and
      interest rate swap contracts transactions                              1,195,919        4,657,140        2,557,637
   Net change in unrealized appreciation (depreciation) from
      investments, financial futures contracts and interest rate swap
      contracts                                                               (957,843)      (2,316,454)      (1,385,535)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $   2,677,886   $   15,717,548   $   13,315,498
------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                         $  25,878,233   $  157,599,787   $  159,800,719
   Withdrawals                                                             (34,305,333)    (193,285,738)    (186,135,265)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                     $  (8,427,100)  $  (35,685,951)  $  (26,334,546)
------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                               $  (5,749,214)  $  (19,968,403)  $  (13,019,048)
------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                                     $  50,416,138   $  260,985,617   $  221,998,869
------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                           $  44,666,924   $  241,017,214   $  208,979,821
------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED JULY 31, 2003

                                                ARIZONA PORTFOLIO   COLORADO PORTFOLIO   CONNECTICUT PORTFOLIO   MICHIGAN PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                        $       3,721,947   $        1,918,218   $           7,426,305   $        3,955,790
   Net realized loss from investments and
      financial futures contracts transactions           (952,766)             (34,486)               (269,668)          (1,404,468)
   Net change in unrealized appreciation
      (depreciation) from investments and
      financial futures contracts                        (403,955)            (850,031)             (2,440,714)             (33,131)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS      $       2,365,226   $        1,033,701   $           4,715,923   $        2,518,191
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $       8,544,425   $        5,459,235   $          16,650,520   $        5,031,989
   Withdrawals                                        (12,746,995)          (5,946,277)            (24,135,741)         (13,125,967)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                 $      (4,202,570)  $         (487,042)  $          (7,485,221)  $       (8,093,978)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS           $      (1,837,344)  $          546,659   $          (2,769,298)  $       (5,575,787)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                            $      70,608,586   $       36,502,505   $         151,136,787   $       76,682,293
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                  $      68,771,242   $       37,049,164   $         148,367,489   $       71,106,506
-----------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           MINNESOTA       NEW JERSEY      PENNSYLVANIA
                                                                           PORTFOLIO       PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                                 $   2,667,445   $   14,487,704   $   12,765,366
   Net realized loss from investments, financial futures contracts and
      interest rate swap contracts transactions                             (1,571,290)      (8,343,479)      (9,422,517)
   Net change in unrealized appreciation (depreciation) from
      investments, financial futures contracts and interest rate swap
      contracts                                                                519,546        1,648,870        5,294,546
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $   1,615,701   $    7,793,095   $    8,637,395
------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                         $   7,065,967   $   26,429,810   $   20,423,743
   Withdrawals                                                              (9,872,835)     (41,003,267)     (34,240,997)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                     $  (2,806,868)  $  (14,573,457)  $  (13,817,254)
------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                               $  (1,191,167)  $   (6,780,362)  $   (5,179,859)
------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                                     $  51,607,305   $  267,765,979   $  227,178,728
------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                           $  50,416,138   $  260,985,617   $  221,998,869
------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                                                  ARIZONA PORTFOLIO
                                                          ------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003        2002(1)         2001          2000
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.46%         0.45%         0.44%         0.47%         0.52%
   Expenses after custodian fee reduction                       0.45%         0.44%         0.44%         0.45%         0.51%
   Net investment income                                        5.38%         5.21%         5.39%         5.73%         5.67%
Portfolio Turnover                                                10%            6%           27%           26%           25%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                 6.50%         3.32%         6.08%           --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $   65,680    $   68,771    $   70,609    $   71,927    $   73,624
----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.39%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                 COLORADO PORTFOLIO
                                                          ------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003        2002(1)         2001          2000
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.40%         0.39%         0.41%         0.45%         0.39%
   Expenses after custodian fee reduction                       0.40%         0.37%         0.39%         0.41%         0.36%
   Net investment income                                        5.09%         5.11%         5.40%         5.47%         5.85%
Portfolio Turnover                                                 6%           21%           18%           18%           14%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                 6.68%         2.81%         5.58%           --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $   30,339    $   37,049    $   36,503    $   30,796    $   30,620
----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.40%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                CONNECTICUT PORTFOLIO
                                                          ------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003        2002(1)         2001          2000
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.49%         0.48%         0.50%         0.51%         0.50%
   Expenses after custodian fee reduction                       0.49%         0.48%         0.48%         0.48%         0.48%
   Net investment income                                        4.83%         4.84%         5.08%         5.31%         5.53%
Portfolio Turnover                                                15%           19%           22%           14%           20%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                 5.66%         3.06%         5.23%           --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $  132,928    $  148,367    $  151,137    $  138,999    $  133,137
----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.07% to 5.08%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                 MICHIGAN PORTFOLIO
                                                          ------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003        2002(1)         2001          2000
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.46%         0.47%         0.45%         0.48%         0.52%
   Expenses after custodian fee reduction                       0.45%         0.46%         0.45%         0.47%         0.52%
   Net investment income                                        5.20%         5.25%         5.41%         5.48%         5.67%
Portfolio Turnover                                                16%           12%            7%            8%           30%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                 6.12%         3.30%         5.65%           --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $   65,722    $   71,107    $   76,682    $   81,102    $   85,576
----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.40% to 5.41%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                 MINNESOTA PORTFOLIO
                                                          ------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003        2002(1)         2001          2000
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.42%         0.43%         0.41%         0.47%         0.45%
   Expenses after custodian fee reduction                       0.42%         0.41%         0.39%         0.42%         0.43%
   Net investment income                                        5.04%         5.19%         5.76%         5.65%         5.81%
Portfolio Turnover                                                12%           15%           26%           17%           12%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                 5.50%         3.20%         4.68%           --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $   44,667    $   50,416    $   51,607    $   49,632    $   48,848
----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.74% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                 NEW JERSEY PORTFOLIO
                                                          ------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003        2002(1)         2001          2000
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.53%         0.52%         0.52%         0.55%         0.54%
   Expenses after custodian fee reduction                       0.52%         0.52%         0.52%         0.54%         0.54%
   Net investment income                                        5.19%         5.36%         5.76%         5.76%         5.91%
Portfolio Turnover                                                15%           15%           26%           20%           26%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                 6.18%         2.86%         5.55%           --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $  241,017    $  260,986    $  267,766    $  258,202    $  248,400
----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.75% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                PENNSYLVANIA PORTFOLIO
                                                          ------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003        2002(1)         2001          2000
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.53%         0.52%         0.54%         0.55%         0.58%
   Expenses after custodian fee reduction                       0.52%         0.52%         0.52%         0.51%         0.58%
   Net investment income                                        5.54%         5.60%         6.05%         5.97%         5.92%
Portfolio Turnover                                                14%           23%           15%           15%           18%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                 6.23%         3.90%         5.96%           --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $  208,980    $  221,999    $  227,179    $  230,213    $  237,692
----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS as of July 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as nondiversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At July 31, 2004, Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since the Portfolios' investors are primarily regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   G WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   H INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

   I OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   J EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   K USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   L INDEMNIFICATIONS -- Under the Portfolios' organizational documents, their officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolios. Interestholders in the Portfolios are jointly and severally liable for the liabilities and obligations of the Portfolios in the event that the Portfolios fail to satisfy such liabilities and obligations; provided, however, that to the extent assets are available in the Portfolios, the Portfolios may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolios. Additionally, in the normal course of business, the Portfolios enter into agreements with service providers that may contain indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended July 31, 2004, each Portfolio paid advisory fees as follows:

   PORTFOLIO                                        AMOUNT      EFFECTIVE RATE*
   ----------------------------------------------------------------------------
   Arizona                                       $    226,487              0.33%
   Colorado                                            74,126              0.22%
   Connecticut                                        564,755              0.39%
   Michigan                                           230,444              0.33%
   Minnesota                                          131,783              0.27%
   New Jersey                                       1,118,328              0.43%
   Pennsylvania                                       957,324              0.44%

   * As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   During the year ended July 31, 2004, the Arizona and New Jersey Portfolios engaged in sales transactions with other portfolios that also utilize BMR as an investment adviser. These sales transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to sales of $351,645 and $716,399, respectively.

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended July 31, 2004 were as follows:

   ARIZONA PORTFOLIO
   Purchases                                                   $    6,383,676
   Sales                                                            8,021,908

   COLORADO PORTFOLIO
   Purchases                                                   $    2,005,510
   Sales                                                           10,176,540

   CONNECTICUT PORTFOLIO
   Purchases                                                   $   20,985,162
   Sales                                                           36,458,190

   MICHIGAN PORTFOLIO
   Purchases                                                   $   10,758,873
   Sales                                                           16,865,722

   MINNESOTA PORTFOLIO
   Purchases                                                   $    5,655,494
   Sales                                                           11,931,206

   NEW JERSEY PORTFOLIO
   Purchases                                                   $   37,412,246
   Sales                                                           64,011,100

   PENNSYLVANIA PORTFOLIO
   Purchases                                                   $   31,142,084
   Sales                                                           41,471,912

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2004, as computed on a federal income tax basis, are as follows:

   ARIZONA PORTFOLIO
   AGGREGATE COST                                              $   62,878,798
   --------------------------------------------------------------------------
   Gross unrealized appreciation                               $    5,775,576
   Gross unrealized depreciation                                   (2,784,767)
   --------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                 $    2,990,809
   --------------------------------------------------------------------------

   COLORADO PORTFOLIO
   AGGREGATE COST                                              $   28,361,339
   --------------------------------------------------------------------------
   Gross unrealized appreciation                               $    1,441,227
   Gross unrealized depreciation                                     (308,212)
   --------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                 $    1,133,015
   --------------------------------------------------------------------------

   CONNECTICUT PORTFOLIO
   AGGREGATE COST                                              $  124,187,404
   --------------------------------------------------------------------------
   Gross unrealized appreciation                               $    7,194,992
   Gross unrealized depreciation                                     (384,184)
   --------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                 $    6,810,808
   --------------------------------------------------------------------------

   MICHIGAN PORTFOLIO
   AGGREGATE COST                                              $   59,519,188
   --------------------------------------------------------------------------
   Gross unrealized appreciation                               $    5,747,432
   Gross unrealized depreciation                                      (48,169)
   --------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                 $    5,699,263
   --------------------------------------------------------------------------

   MINNESOTA PORTFOLIO
   AGGREGATE COST                                              $   42,152,487
   --------------------------------------------------------------------------
   Gross unrealized appreciation                               $    2,051,513
   Gross unrealized depreciation                                     (541,930)
   --------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                 $    1,509,583
   --------------------------------------------------------------------------

   NEW JERSEY PORTFOLIO
   AGGREGATE COST                                              $  224,597,221
   --------------------------------------------------------------------------
   Gross unrealized appreciation                               $   17,169,408
   Gross unrealized depreciation                                   (3,451,194)
   --------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                 $   13,718,214
   --------------------------------------------------------------------------

   PENNSYLVANIA PORTFOLIO
   AGGREGATE COST                                              $  199,512,297
   --------------------------------------------------------------------------
   Gross unrealized appreciation                               $   11,420,863
   Gross unrealized depreciation                                   (2,354,875)
   --------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                 $    9,065,988
   --------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2004, the Michigan Portfolio and the Pennsylvania Portfolio had a balance outstanding pursuant to this line of credit of $100,000 and $1,600,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended July 31, 2004.

6  OVERDRAFT ADVANCES

   Pursuant to the custodian agreement between the Portfolios and Investors Bank & Trust (the Bank), the Bank may, in its discretion, advance funds to the Portfolios to make properly authorized payments. When such payments result in an overdraft by the Portfolios, the Portfolios are obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to the Bank. At July 31, 2004, the Pennsylvania Portfolio's payment due to the Bank pursuant to the foregoing arrangement was $100,000.

7  FINANCIAL INSTRUMENTS

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2004 is as follows:

   FUTURES CONTRACTS

                                                                                                       NET UNREALIZED
                  EXPIRATION                                         AGGREGATE                          APPRECIATION
   PORTFOLIO      DATE         CONTRACTS                POSITION     FACE VALUE          VALUE         (DEPRECIATION)
   ------------------------------------------------------------------------------------------------------------------
   Arizona        9/04         124 U.S. Treasury Bond   Short      $  (12,952,819)   $  (13,419,125)   $     (466,306)
   Colorado       9/04         55 U.S. Treasury Bond    Short          (5,956,641)       (5,952,031)            4,610
   Connecticut    9/04         202 U.S. Treasury Bond   Short         (21,868,736)      (21,860,188)            8,548
   Michigan       9/04         114 U.S. Treasury Bond   Short         (12,341,922)      (12,336,937)            4,985
   Minnesota      9/04         120 U.S. Treasury Bond   Short         (12,663,240)      (12,986,250)         (323,010)
   New Jersey     9/04         800 U.S. Treasury Bond   Short         (84,421,600)      (86,575,000)       (2,153,400)
   Pennsylvania   9/04         415 U.S. Treasury Bond   Short         (43,356,656)      (44,910,781)       (1,554,125)

   At July 31, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

8  INTERESTHOLDER MEETING (UNAUDITED)

   Each Portfolio held a Special Meeting of Interestholders on February 20, 2004. At the Special Meeting, interestholders of each Portfolio other than Colorado Municipals Portfolio and Minnesota Municipals Portfolio voted to change the Portfolios' diversification status from diversified to non-diversified. The meeting with regard to Colorado Municipals Portfolio and Minnesota Municipals Portfolio was adjourned until March 19, 2004, at which time those Portfolios also passed the proposal to change their diversification status. The results of the vote were as follows. Results are rounded to the nearest whole number:

                           ARIZONA     COLORADO     CONNECTICUT    MICHIGAN     MINNESOTA    NEW JERSEY    PENNSYLVANIA
                          PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
   --------------------------------------------------------------------------------------------------------------------
   Affirmative               86%          85%           85%           84%          84%          88%            88%
   Against                    9%           6%           10%           10%           7%           7%             8%
   Abstain                    5%           9%            5%            6%           9%           5%             4%

EATON VANCE MUNICIPALS PORTFOLIOS as of July 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF ARIZONA MUNICIPALS PORTFOLIO, COLORADO MUNICIPALS PORTFOLIO, CONNECTICUT MUNICIPALS PORTFOLIO, MICHIGAN MUNICIPALS PORTFOLIO, MINNESOTA MUNICIPALS PORTFOLIO, NEW JERSEY MUNICIPALS PORTFOLIO AND PENNSYLVANIA MUNICIPALS PORTFOLIO:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio and Pennsylvania Municipals Portfolio (the "Portfolios") as of July 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2004 and 2003 and supplementary data for each of the years in the five year period ended July 31, 2004. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio and Pennsylvania Municipals Portfolio at July 31, 2004, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 20, 2004

EATON VANCE MUNICIPALS FUNDS

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust, (the Trust), Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                          POSITION(S)       TERM OF                                  NUMBER OF PORTFOLIOS
                           WITH THE        OFFICE AND                                   IN FUND COMPLEX
        NAME AND         TRUST AND THE     LENGTH OF      PRINCIPAL OCCUPATION(S)         OVERSEEN BY
     DATE OF BIRTH        PORTFOLIOS        SERVICE       DURING PAST FIVE YEARS           TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
James B. Hawkes           Trustee and     Trustee and   Chairman, President and               196                Director of EVC
11/9/41                 Vice President  Vice President  Chief Executive Officer of
                                         of the Trust   BMR, EVC, EVM and EV;
                                        since 1985; of  Director of EV; Vice
                                        the Portfolios  President and Director of
                                          since 1992    EVD. Trustee and/or officer
                                                        of 196 registered investment
                                                        companies in the Eaton
                                                        Vance Fund Complex. Mr.
                                                        Hawkes is an interested
                                                        person because of his
                                                        positions with BMR, EVM,
                                                        EVC and EV, which are
                                                        affiliates of the Trust and
                                                        Portfolios.

NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III        Trustee     Trustee of the  Jacob H. Schiff Professor             196            Director of Tiffany &
2/23/35                                  Trust since    of Investment Banking                               Co. (specialty retailer)
                                        1986; of the    Emeritus, Harvard                                        and Telect, Inc.
                                          Portfolios    University Graduate School                             (telecommunication
                                          since 1992    of Business Administration.                             services company)

William H. Park             Trustee       Since 2003    President and Chief                   193                     None
9/19/47                                                 Executive Officer, Prizm
                                                        Capital Management, LLC
                                                        (investment management
                                                        firm) (since 2002).
                                                        Executive Vice President
                                                        and Chief Financial
                                                        Officer, United Asset
                                                        Management Corporation (a
                                                        holding company owning
                                                        institutional investment
                                                        management firms)
                                                        (1982-2001).

Ronald A. Pearlman          Trustee       Since 2003    Professor of Law,                    193                      None
7/10/40                                                 Georgetown University Law
                                                        Center (since 1999). Tax
                                                        Partner, Covington &
                                                        Burling, Washington, DC
                                                        (1991-2000).

Norton H. Reamer            Trustee     Trustee of the  President, Chief Executive           196                      None
9/21/35                                  Trust since    Officer and a Director of
                                         1985; of the   Asset Management Finance
                                         Portfolios     Corp. (a specialty finance
                                         since 1992     company serving the
                                                        investment management
                                                        industry) (since October
                                                        2003). President, Unicorn
                                                        Corporation ( an investment
                                                        and financial advisory
                                                        services company) (since
                                                        September 2000). Formerly,
                                                        Chairman, Hellman, Jordan
                                                        Management Co., Inc. (an
                                                        investment management
                                                        company) (2000-2003).
                                                        Formerly, Advisory Director
                                                        of Berkshire Capital
                                                        Corporation (investment
                                                        banking firm) (2002-2003).
                                                        Formerly, Chairman of the
                                                        Board, United Asset
                                                        Management Corporation (a
                                                        holding company owning
                                                        institutional investment
                                                        management firms) and
                                                        Chairman, President and
                                                        Director UAM Funds (mutual
                                                        funds) (1980-2000).

                          POSITION(S)       TERM OF                                  NUMBER OF PORTFOLIOS
                           WITH THE        OFFICE AND                                   IN FUND COMPLEX
        NAME AND         TRUST AND THE     LENGTH OF      PRINCIPAL OCCUPATION(S)         OVERSEEN BY
     DATE OF BIRTH        PORTFOLIOS        SERVICE       DURING PAST FIVE YEARS           TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)
Lynn A. Stout               Trustee       Since 1998    Professor of Law,                    196                      None
9/14/57                                                 University of California at
                                                        Los Angeles School of Law
                                                        (since July 2001).
                                                        Formerly, Professor of Law,
                                                        Georgetown University Law
                                                        Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)                   TERM OF
                               WITH THE                   OFFICE AND
     NAME AND               TRUST AND THE                  LENGTH OF                      PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH               PORTFOLIOS                    SERVICE                       DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter              President                   Since 1993            Vice President of EVM and BMR. Officer of
8/20/43                                                                         126 registered investment companies managed by EVM
                                                                                or BMR.

William H. Ahern, Jr.   Vice President of the     Vice President of the Trust   Vice President of EVM and BMR. Officer of 75
7/28/59                    Trust, Colorado,       Since 2004; of Colorado and   registered investment companies managed by EVM or
                           Connecticut and       Connecticut Portfolios since   BMR.
                         Michigan Portfolios      1997; of Michigan Portfolio
                                                          since 2000

Craig R. Brandon            Vice President                Since 2004            Vice President of EVM and BMR. Officer of 40
12/21/66                     of the Trust                                       registered investment companies managed by EVM or
                                                                                BMR.

Cynthia J. Clemson      Vice President of the     Vice President of the Trust   Vice President of EVM and BMR. Officer of 60
3/2/63                    Trust, Arizona and        since 2004; of Arizona      registered investment companies managed by EVM or
                             Pennsylvania          Portfolio since 1995; of     BMR.
                              Portfolios            Pennsylvania Portfolio
                                                          since 2000

Robert B. MacIntosh         Vice President                Since 1993            Vice President of EVM and BMR. Officer of
1/22/57                                                                         126 registered investment companies managed by EVM
                                                                                or BMR.

Thomas M. Metzold           Vice President                Since 2004            Vice President of EVM and BMR. Officer of 40
8/3/58                       of the Trust                                       registered investment companies managed by EVM or
                                                                                BMR.


Alan R. Dynner                Secretary                   Since 1997            Vice President, Secretary and Chief Legal Officer
10/10/40                                                                        of BMR, EVM, EVD, EV and EVC. Officer of 196
                                                                                registered investment companies managed by EVM or
                                                                                BMR.

Kristin S. Anagnost     Treasurer of Colorado,           Since 2002(2)          Assistant Vice President of EVM and BMR. Officer
6/12/65                      Connecticut,                                       of 108 registered investment companies managed by
                            Minnesota and                                       EVM or BMR.
                        New Jersey Portfolios

Barbara E. Campbell     Treasurer of Arizona,            Since 2002(2)          Vice President of EVM and BMR. Officer of
6/19/57                      Michigan and                                       196 registered investment companies managed by EVM
                             Pennsylvania                                       or BMR.
                              Portfolios

James L. O'Connor       Treasurer of the Trust            Since 1989            Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                                          117 registered investment companies managed by EVM
                                                                                or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998 and Ms. Campbell served as Assistant Treasurer of the Portfolio since 1993.

                      INVESTMENT ADVISER OF THE PORTFOLIOS
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                           ADMINISTRATOR OF THE FUNDS
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022


                          EATON VANCE MUNICIPALS TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

313-9/04                                                                   7CSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

Eaton Vance Arizona Municipals Fund (the "Fund") is a series of Eaton Vance Municipals Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 28 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended July 31, 2003 and July 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Arizona Municipals Fund

FISCAL YEARS ENDED             7/31/03       7/31/04
------------------------------------------------------
Audit Fees                   $     9,925   $    11,062

Audit-Related Fees(1)        $         0   $         0

Tax Fees(2)                  $     5,000   $     5,300

All Other Fees(3)            $         0   $         0
                             -------------------------
Total                        $    14,925   $    16,362
                             =========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS
ENDED                    7/31/03       7/31/04       8/31/03       8/31/04       9/30/03        9/30/04
---------------------------------------------------------------------------------------------------------
Audit Fees             $    70,505   $    79,083   $   116,010   $   125,089   $    96,947    $    99,250

Audit-Related Fees(1)  $         0   $         0   $         0   $         0   $         0    $         0

Tax Fees(2)            $    34,900   $    37,100   $    60,000   $    62,400   $    45,100    $    46,800

All Other Fees(3)      $         0   $         0   $         0   $         0   $         0    $         0
                       ----------------------------------------------------------------------------------
Total                  $   105,405   $   116,183   $   176,010   $   187,489   $   142,047    $   146,050
                       ==================================================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended July 31, 2004, $35,000 was billed by the Fund's principal accountant, Deloitte & Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)
(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS
ENDED                 7/31/03      8/31/03      9/30/03      7/31/04        8/31/04         9/30/04
-----------------------------------------------------------------------------------------------------
REGISTRANT(1)       $   34,900   $   60,000   $   45,100   $   37,100     $   62,400       $   46,800

EATON VANCE (2)     $  390,295   $  435,295   $  448,295   $  303,874     $  295,574       $  302,574

(1)  Includes all of the Series in the Trust.

(2) Each of the Series is a "feeder" fund in a "master-feeder" fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST ON BEHALF OF (EATON VANCE ARIZONA MUNICIPALS FUND)


By:   /s/ Thomas J. Fetter
     -------------------------------------
     Thomas J. Fetter
     President


Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ James L. O'Connor
     -----------------------------------
     James L. O'Connor
     Treasurer


Date: September 20, 2004


By:   /s/ Thomas J. Fetter
     -----------------------------------
     Thomas J. Fetter
     President


Date: September 20, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

Eaton Vance Colorado Municipals Fund (the "Fund") is a series of Eaton Vance Municipals Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 28 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended July 31, 2003 and July 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Colorado Municipals Fund

FISCAL YEARS ENDED             7/31/03       7/31/04
------------------------------------------------------
Audit Fees                   $     8,895   $    10,032

Audit-Related Fees(1)        $         0   $         0

Tax Fees(2)                  $     4,800   $     5,300

All Other Fees(3)            $         0   $         0
                             -------------------------
Total                        $    13,695   $    15,332
                             =========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS
ENDED                    7/31/03      7/31/04      8/31/03      8/31/04      9/30/03      9/30/04
--------------------------------------------------------------------------------------------------
Audit Fees             $   70,505   $   79,083   $  116,010   $  125,089   $   96,947   $   99,250

Audit-Related          $        0   $        0   $        0   $        0   $        0   $        0
Fees(1)

Tax Fees(2)            $   34,900   $   37,100   $   60,000   $   62,400   $   45,100   $   46,800

All Other Fees(3)      $        0   $        0   $        0   $        0   $        0   $        0
                       ---------------------------------------------------------------------------
Total                  $  105,405   $  116,183   $  176,010   $  187,489   $  142,047   $  146,050
                       ===========================================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended July 31, 2004, $35,000 was billed by the Fund's principal accountant, Deloitte & Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)
(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS
ENDED                    7/31/03      8/31/03      9/30/03      7/31/04      8/31/04      9/30/04
--------------------------------------------------------------------------------------------------
REGISTRANT(1)          $   34,900   $   60,000   $   45,100   $   37,100   $   62,400   $   46,800

EATON VANCE (2)        $  390,295   $  435,295   $  448,295   $  303,874   $  295,574   $  302,574

(1)  Includes all of the Series in the Trust.

(2) Each of the Series is a "feeder" fund in a "master-feeder" fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST ON BEHALF OF (EATON VANCE COLORADO MUNICIPALS FUND)


By:  /s/ Thomas J. Fetter
     --------------------
     Thomas J. Fetter
     President


Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ James L. O'Connor
     ---------------------
     James L. O'Connor
     Treasurer


Date: September 20, 2004


By:  /s/ Thomas J. Fetter
     --------------------
     Thomas J. Fetter
     President


Date: September 20, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

Eaton Vance Connecticut Municipals Fund (the "Fund") is a series of Eaton Vance Municipals Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 28 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended July 31, 2003 and July 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Connecticut Municipals Fund

FISCAL YEARS ENDED             7/31/03       7/31/04
------------------------------------------------------
Audit Fees                   $    10,955    $   12,298

Audit-Related Fees(1)        $         0    $        0

Tax Fees(2)                  $     5,100    $    5,300

All Other Fees(3)            $         0    $        0
                             -------------------------
Total                        $    16,055    $   17,598
                             =========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS
ENDED                    7/31/03      7/31/04      8/31/03      8/31/04      9/30/03      9/30/04
--------------------------------------------------------------------------------------------------
Audit Fees             $   70,505   $   79,083   $  116,010   $  125,089   $   96,947   $   99,250

Audit-Related          $        0   $        0   $        0   $        0   $        0   $        0
Fees(1)

Tax Fees(2)            $   34,900   $   37,100   $   60,000   $   62,400   $   45,100   $   46,800

All Other Fees(3)      $        0   $        0   $        0   $        0   $        0   $        0
                       ---------------------------------------------------------------------------
Total                  $  105,405   $  116,183   $  176,010   $  187,489   $  142,047   $  146,050
                       ===========================================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended July 31, 2004, $35,000 was billed by the Fund's principal accountant, Deloitte & Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)
(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS
ENDED                    7/31/03      8/31/03      9/30/03      7/31/04      8/31/04      9/30/04
--------------------------------------------------------------------------------------------------
REGISTRANT(1)          $   34,900   $   60,000   $   45,100   $   37,100   $   62,400   $   46,800

EATON VANCE (2)        $  390,295   $  435,295   $  448,295   $  303,874   $  295,574   $  302,574

(1)  Includes all of the Series in the Trust.

(2) Each of the Series is a "feeder" fund in a "master-feeder" fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST ON BEHALF OF (EATON VANCE CONNECTICUT MUNICIPALS
FUND)


By:  /s/ Thomas J. Fetter
     --------------------
     Thomas J. Fetter
     President


Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ James L. O'Connor
     ---------------------
     James L. O'Connor
     Treasurer


Date: September 20, 2004


By:  /s/ Thomas J. Fetter
     --------------------
     Thomas J. Fetter
     President


Date: September 20, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

Eaton Vance Michigan Municipals Fund (the "Fund") is a series of Eaton Vance Municipals Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 28 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended July 31, 2003 and July 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Michigan Municipals Fund

FISCAL YEARS ENDED       7/31/03      7/31/04
-----------------------------------------------
Audit Fees              $    9,925   $   11,062

Audit-Related Fees(1)   $        0   $        0

Tax Fees(2)             $    5,000   $    5,300

All Other Fees(3)       $        0   $        0
                        -----------------------

Total                   $   14,925   $   16,362
                        =======================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS
ENDED                     7/31/03      7/31/04      8/31/03      8/31/04      9/30/03      9/30/04
---------------------------------------------------------------------------------------------------
Audit Fees              $   70,505   $   79,083   $  116,010   $  125,089   $   96,947   $   99,250

Audit-Related Fees(1)   $        0   $        0   $        0   $        0   $        0   $        0

Tax Fees(2)             $   34,900   $   37,100   $   60,000   $   62,400   $   45,100   $   46,800

All Other Fees(3)       $        0   $        0   $        0   $        0   $        0   $        0
                        ---------------------------------------------------------------------------

Total                   $  105,405   $  116,183   $  176,010   $  187,489   $  142,047   $  146,050
                        ===========================================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended July 31, 2004, $35,000 was billed by the Fund's principal accountant, Deloitte & Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)
(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS
ENDED                     7/31/03      8/31/03      9/30/03      7/31/04      8/31/04      9/30/04
---------------------------------------------------------------------------------------------------
REGISTRANT(1)           $   34,900   $   60,000   $   45,100   $   37,100   $   62,400   $   46,800

EATON VANCE (2)         $  452,358   $  435,295   $  448,295   $  224,099   $  295,574   $  302,574

(1)  Includes all of the Series in the Trust.

(2) Each of the Series is a "feeder" fund in a "master-feeder" fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST ON BEHALF OF (EATON VANCE MICHIGAN MUNICIPALS FUND)


By:    /s/ Thomas J. Fetter
     -----------------------------------
     Thomas J. Fetter
     President


Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
     ----------------------------------
     James L. O'Connor
     Treasurer


Date: September 20, 2004


By:    /s/ Thomas J. Fetter
     ------------------------------------
     Thomas J. Fetter
     President


Date: September 20, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

Eaton Vance Minnesota Municipals Fund (the "Fund") is a series of Eaton Vance Municipals Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 28 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended July 31, 2003 and July 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Minnesota Municipals Fund

FISCAL YEARS ENDED        7/31/03      7/31/04
-----------------------------------------------
Audit Fees              $    8,895   $   10,032

Audit-Related Fees(1)   $        0   $        0

Tax Fees(2)             $    4,800   $    5,300

All Other Fees(3)       $        0   $        0
                        -----------------------

Total                   $   13,695   $   15,332
                        =======================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS
ENDED                     7/31/03      7/31/04      8/31/03      8/31/04      9/30/03      9/30/04
---------------------------------------------------------------------------------------------------
Audit Fees              $   70,505   $   79,083   $  116,010   $  125,089   $   96,947   $   99,250

Audit-Related Fees(1)   $        0   $        0   $        0   $        0   $        0   $        0

Tax Fees(2)             $   34,900   $   37,100   $   60,000   $   62,400   $   45,100   $   46,800

All Other Fees(3)       $        0   $        0   $        0   $        0   $        0   $        0
                        ---------------------------------------------------------------------------
Total                   $  105,405   $  116,183   $  176,010   $  187,489   $  142,047   $  146,050
                        ===========================================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended July 31, 2004, $35,000 was billed by the Fund's principal accountant, Deloitte & Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)
(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS
ENDED                     7/31/03      8/31/03      9/30/03      7/31/04      8/31/04      9/30/04
---------------------------------------------------------------------------------------------------
REGISTRANT(1)           $   34,900   $   60,000   $   45,100   $   37,100   $   62,400   $   46,800

EATON VANCE (2)         $  390,295   $  435,295   $  448,295   $  303,874   $  295,574   $  302,574

(1)  Includes all of the Series in the Trust.

(2) Each of the Series is a "feeder" fund in a "master-feeder" fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST ON BEHALF OF (EATON VANCE MINNESOTA MUNICIPALS
FUND)


By:  /s/ Thomas J. Fetter
     --------------------
     Thomas J. Fetter
     President


Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ James L. O'Connor
     ---------------------
     James L. O'Connor
     Treasurer


Date: September 20, 2004


By:  /s/ Thomas J. Fetter
     --------------------
     Thomas J. Fetter
     President


Date: September 20, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

Eaton Vance New Jersey Municipals Fund (the "Fund") is a series of Eaton Vance Municipals Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 28 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended July 31, 2003 and July 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance New Jersey Municipals Fund

FISCAL YEARS ENDED        7/31/03      7/31/04
-----------------------------------------------
Audit Fees              $   10,955   $   12,298

Audit-Related Fees(1)   $        0   $        0

Tax Fees(2)             $    5,100   $    5,300

All Other Fees(3)       $        0   $        0
                        -----------------------

Total                   $   16,055   $   17,598
                        =======================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS
ENDED                     7/31/03      7/31/04      8/31/03      8/31/04      9/30/03      9/30/04
---------------------------------------------------------------------------------------------------
Audit Fees              $   70,505   $   79,083   $  116,010   $  125,089   $   96,947   $   99,250

Audit-Related Fees(1)   $        0   $        0   $        0   $        0   $        0   $        0

Tax Fees(2)             $   34,900   $   37,100   $   60,000   $   62,400   $   45,100   $   46,800

All Other Fees(3)       $        0   $        0   $        0   $        0   $        0   $        0
                        ---------------------------------------------------------------------------

Total                   $  105,405   $  116,183   $  176,010   $  187,489   $  142,047   $  146,050
                        ===========================================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended July 31, 2004, $35,000 was billed by the Fund's principal accountant, Deloitte & Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)
(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS
ENDED                     7/31/03      8/31/03      9/30/03      7/31/04      8/31/04      9/30/04
---------------------------------------------------------------------------------------------------
REGISTRANT(1)           $   34,900   $   60,000   $   45,100   $   37,100   $   62,400   $   46,800

EATON VANCE (2)         $  390,295   $  435,295   $  448,295   $  303,874   $  295,574   $  302,574

(1)  Includes all of the Series in the Trust.

(2) Each of the Series is a "feeder" fund in a "master-feeder" fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST ON BEHALF OF (EATON VANCE NEW JERSEY MUNICIPALS
FUND)


By:  /s/ Thomas J. Fetter
     --------------------
     Thomas J. Fetter
     President


Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ James L. O'Connor
     ---------------------
     James L. O'Connor
     Treasurer


Date: September 20, 2004


By:  /s/ Thomas J. Fetter
     --------------------
     Thomas J. Fetter
     President


Date: September 20, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

Eaton Vance Pennsylvania Municipals Fund (the "Fund") is a series of Eaton Vance Municipals Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 28 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended July 31, 2003 and July 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Pennsylvania Municipals Fund

FISCAL YEARS ENDED        7/31/03      7/31/04
-----------------------------------------------
Audit Fees              $   10,955   $   12,298

Audit-Related Fees(1)   $        0   $        0

Tax Fees(2)             $    5,100   $    5,300

All Other Fees(3)       $        0   $        0
                        -----------------------

Total                   $   16,055   $   17,598
                        =======================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS
ENDED                     7/31/03      7/31/04      8/31/03      8/31/04      9/30/03      9/30/04
---------------------------------------------------------------------------------------------------
Audit Fees              $   70,505   $   79,083   $  116,010   $  125,089   $   96,947   $   99,250

Audit-Related Fees(1)   $        0   $        0   $        0   $        0   $        0   $        0


Tax Fees(2)             $   34,900   $   37,100   $   60,000   $   62,400   $   45,100   $   46,800

All Other Fees(3)       $        0   $        0   $        0   $        0   $        0   $        0
                        ---------------------------------------------------------------------------

Total                   $  105,405   $  116,183   $  176,010   $  187,489   $  142,047   $  146,050
                        ===========================================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended July 31, 2004, $35,000 was billed by the Fund's principal accountant, Deloitte & Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)
(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS
ENDED                     7/31/03      8/31/03      9/30/03      7/31/04      8/31/04      9/30/04
---------------------------------------------------------------------------------------------------
REGISTRANT(1)           $   34,900   $   60,000   $   45,100   $   37,100   $   62,400   $   46,800

EATON VANCE (2)         $  452,358   $  435,295   $  448,295   $  224,099   $  295,574   $  302,574

(1)  Includes all of the Series in the Trust.

(2) Each of the Series is a "feeder" fund in a "master-feeder" fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST ON BEHALF OF (EATON VANCE PENNSYLVANIA MUNICIPALS
FUND)


By:   /s/ Thomas J. Fetter
     -------------------------------------
     Thomas J. Fetter
     President


Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ James L. O'Connor
     -----------------------------------
     James L. O'Connor
     Treasurer


Date: September 20, 2004


By:   /s/ Thomas J. Fetter
     -----------------------------------
     Thomas J. Fetter
     President


Date: September 20, 2004